Exception Grades
Run Date - 1/8/2018 9:12:14 AM

																				Rating Agency Grades
AMC Loan ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
202010943	07/13/2017	Compliance	Loan Package Documentation	Application / Processing	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Within 12 months of closing)				Reviewer Comment (2017-08-17): Recorded mortgage provided. Seller Comment (2017-08-17): See attached Recorded Security Instrument	08/17/2017			1	A	9/XX/2016	CA	Investment	Refinance - Rate/Term		C	A	A	A	C	A	A	A	N/A	N/A	No
202010944	07/18/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Reviewer Comment (2017-08-14): Per diligence review, signature date is a required field, although exception is level 2. Seller Comment (2017-08-14): There is no requirement in §1024.15 for borrower(s) signature, however it is understandable to request it for proof of receipt.				2	B	9/XX/2016	KY	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202010944	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Fee was not disclosed on Loan Estimate. Sufficient cure provided on Final CD.				07/18/2017		1	A	9/XX/2016	KY	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010944	07/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/02/2016)							2	B	9/XX/2016	KY	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202010944	07/14/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	B	9/XX/2016	KY	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202010944	07/14/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	B	9/XX/2016	KY	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202010944	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 09/09/2016 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/09/09/2016)	Disclosure does not reflect the Mortgage Broker's NMLS number.		Reviewer Comment (2017-08-14): Disclosure includes sufficient information. Seller Comment (2017-08-14): The requirement of §1026.38(r )(3) allows either an NMLS ID if applicable or license number/ unique identifier. The creditor disclosed the KY state license ID	08/14/2017			1	A	9/XX/2016	KY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010944	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/09/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/09/09/2016)	Calculated finance charge of $985,722.05 exceeds Closing Disclosure Finance Charge of $985,417.20		Reviewer Comment (2017-08-14): Revisted and title sales tax originally included as finance charge was excluded. Seller Comment (2017-08-14): Compliance utilizes ComplianceAnalyzer to determine finance charges, which also calculated the finance charge as $985,417.20. Including a pdf upload of the ComplianceAnalyzer report ran 9/30/16.	08/14/2017			1	A	9/XX/2016	KY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010944	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/09/2016)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $1,702, while closing CD seller's fees total $0.						2	B	9/XX/2016	KY	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010946	07/12/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/17/2016)	The file contained documentation verifying the borrower received a copy of the appraisal on 5/23/16, which was prior to the revised appraisal report date of 6/17/16. Provide documentation verifying the borrower received a copy of the appraisal with the report date of 6/17/16.						2	B	7/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202010946	08/04/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.51308% exceeds Guideline total debt ratio of 50.00000%.	DTI increase due to REO income issues. XXX includes $3037 loss and appears excluded on 1003.		Reviewer Comment (2017-09-14): Evbidence was provided that debt was a contingent liability.	09/14/2017			1	A	7/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202010947	07/17/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/13/2016)			Reviewer Comment (2017-09-28): Evidence of appraisal receipt was provided.	09/28/2017			1	A	7/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202010947	07/17/2017	Compliance	Compliance	Federal Compliance	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/13/2016)			Reviewer Comment (2017-09-28): Evidence of appraisal receipt was provided.	09/28/2017			1	A	7/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202010947	09/28/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.11730% or Final Disclosure APR of 6.11700% is in excess of allowable threshold of APOR 3.15% + 2.5%, or 5.65000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-11-07): Compliant Higher Priced Mortgage Loan.			11/07/2017	1	A	7/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202010947	09/28/2017	Compliance	Compliance	Federal Compliance	ARM Disclosure Compliant	TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.	Added 9/28/17, ARM disclosure dated 7/11/16 is not with 3 days of application date.		Reviewer Comment (2017-10-10): per a recent update, ARM disclosure does not have to be within 3 days of application date, clearing exception. Buyer Comment (2017-10-09): MD 10/9/17 - Appears borrower attested to receiving the CHARM booklet on 6/2/16 as part of a multi disclosure sign off. Uploaded document to AMC for review.	10/10/2017			1	A	7/XX/2016	FL	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202010947	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $50.81 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					07/17/2017		1	A	7/XX/2016	FL	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202010947	07/13/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.11730% or Final Disclosure APR of 6.11700% is in excess of allowable threshold of APOR 3.15% + 2.5%, or 5.65000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-09-28): Evidence of appraisal receipt was provided. Reviewer Comment (2017-08-14): Loan is Non-Compliant HPML due to missing evidence of appraisal receipt. Galton purchases Compliant HPML loans. Seller Comment (2017-08-14): Galton purchases HPML loans.	09/28/2017			1	A	7/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202010947	07/13/2017	Compliance	Compliance	Federal Compliance	High Cost Indicator Flag	Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.			Reviewer Comment (2017-08-14): Agree with lender's response. Appears lender initially provided a High Cost disclosure on 6/3/16, however the loan never failed high costs tests and did not close as a high costs loan ( lender over disclosed, no error) Seller Comment (2017-08-14): MD - Appears lender initially provided a High Cost disclosure on 6/3/16, however the loan never failed high costs tests and did not close as a high costs loan ( lender over disclosed, no error)	08/14/2017			1	A	7/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202010947	07/13/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/07/11/2016)							2	B	7/XX/2016	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202010947	07/13/2017	Compliance	Compliance	Federal Compliance	ARM Disclosure Status	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			Reviewer Comment (2017-09-28): ARM disclosure provided.	09/28/2017			1	A	7/XX/2016	FL	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202010947	07/17/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.36 is less than Guideline PITIA months reserves of 19.00.
Reviewer Comment (2017-09-26): Evidence of EMD was provided, clearing the exception.

Seller Comment (2017-09-26): Disagree.   Borrower and non borrowing spouse are 100% owners of XXX per Articles of Organization and CPA letter provided in the original file.  There are numerous transfers between the business account, account ending XXX, and the borrower’s personal account, account ending XXX.  See letter of explanation from the borrower stating the money was transferred from the personal account, account ending, XXX to the XXX account because they can only wire funds from the XXX account.  The earnest money deposit was then wired to XXX.  Earnest money deposit funds have been sourced, and can be included in the total funds to close and reserves required.

Reviewer Comment (2017-08-14): Seller included copy of reserve/asset calculation as well as partial asset statements to resolve exception.  It appears lender included $60,000 in XXX that was not sourced.  Asset statements showed transfer to another account ending in XXX and wire receipts from that account to title, however acct XXX was not provided.
										09/26/2017			1	A	7/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202010947	09/29/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:			Reviewer Comment (2017-11-07): Post disaster inspection provided. Buyer Comment (2017-11-06): FEMA disaster inspection uploaded.	11/07/2017			1	A	7/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202010949	07/18/2017	Credit	Credit	Miscellaneous	Credit Exception:		Loan is a 12 month bank statement product and contains K1s (p 1402/1536)		Reviewer Comment (2017-10-12): There is no violation. Buyer Comment (2017-10-11): Galton guidelines do not prohibit the inclusion of other income documents.	10/12/2017			1	A	8/XX/2016	WA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202010949	07/14/2017	Credit	Loan Package Documentation	Closing / Title	Missing Document: Rider - Other not provided		The MERS rider as disclosed on the security instrument has not been provided.		Reviewer Comment (2017-08-17): Complete recorded security agreement provided. Seller Comment (2017-08-17): See attached Recorded Security Instrument with the MERs Rider.	08/17/2017			1	A	8/XX/2016	WA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202010949	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	The initial LE was incorrectly disclosed in purchase format.		Reviewer Comment (2017-08-14): Loan was redisclosed by lender on correct form initially. Seller Comment (2017-08-14): MD - appears lender disclosed an alternative LE while the broker disclosed the non seller transaction on a standard form LE, both occurred on 7/19/16 and the loan remained on the alternate forms throughout the process, no redisclosure for good faith required. Uploaded both the standard and alt LE dated 7/19/16 for review		08/14/2017		2	B	8/XX/2016	WA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202010949	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/26/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/26/2016)	Evidence of a cure has not been provided. Settlement fee was incorrectly disclosed on the initial LE as a doc prep fee.		Reviewer Comment (2017-08-14): COC was located for change of fees upon submission, which cleared the exception. Seller Comment (2017-08-14): MD - The broker's LE on 7/19 listed the fee as a $438 Doc Prep Fee, however the Lender's LE on 7/19 disclosed it correctly as the settlement agency fee, there is no redisclosure needed	08/14/2017			1	A	8/XX/2016	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202010949	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,718.68 exceeds tolerance of $2,450.00 plus 10% or $2,695.00. Insufficient or no cure was provided to the borrower. (0)	The Title - settlement fee was incorrectly disclosed on the initial LE as a doc prep fee. The interim LE's and CD's disclosed the fee as a settlement fee.		Reviewer Comment (2017-08-14): COC was located for change of fees upon submission, which cleared the exception. Seller Comment (2017-08-14): MD - Since the fee was correctly named on the Lender's LE dated 7/19, there would be tolerance violation, so no redisclosure or refund required.	08/14/2017			1	A	8/XX/2016	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202010950	07/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/12/2016)							2	B	8/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010950	07/14/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-08-24): Seller provided revised designation Reviewer Comment (2017-08-17): No documents yet provided. Seller Comment (2017-08-17): System has been updated to reflect Qualified Mortgage - Rebuttable Presumption; revised tape will be provided by Galton.	10/27/2017			1	A	8/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010950	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 08/29/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/08/29/2016)			Seller Comment (2017-08-14): MD - There are no seller paid loan costs or other costs to disclose. In reviewing the Seller only CD there is nothing noted as due from seller. No error by EdgeMAC in review, no redisclosure required. Reviewer Comment (2017-08-14): Seller fees are $0, this is a builder sale.	08/14/2017			1	A	8/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010950	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	8/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010950	08/24/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-08-24): Seller provided revised designation		08/24/2017		2	B	8/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010954	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/09/2016)			Reviewer Comment (2017-08-14): PC CD reflects correct fees and is sufficient to cure exception. Seller Comment (2017-08-14): MD - The Seller's CD discloses a total of $94,049.70 as closing costs paid at closing, this matching what is disclosed on the borrower's PCCD in file dated 9/15/16. Providing 9/15/16 PCCD is proof of corrected seller paid fees		08/14/2017		2	B	9/X/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202010955	07/14/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2017-08-14): Mortgage Loan Origination Agreement and the Mortgage Broker Fee Agreement provided cleared exception. Seller Comment (2017-08-14): MD - Borrower received and signed the Mortgage Loan Origination Agreement and the Mortgage Broker Fee Agreement. Uploaded to AMC for review	08/14/2017			1	A	9/X/2016	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202010955	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.			Reviewer Comment (2017-07-17): cured on next LE		07/17/2017		2	B	9/X/2016	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202010955	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/07/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/07/2016)	This was cured on PC CD but LOE to borrower not provided.
Reviewer Comment (2017-12-18): input incorrect cure date during condition clearing.  Reopened the exception to correct the cure date.

Reviewer Comment (2017-12-18): A Post Close CD with the corrected Closing date was provided to the borrower with an LOX of the changes.  The loan did not disburse prior to the 3 day waiting period.

Reviewer Comment (2017-08-14): Remediation includes corrected PC CD and LOE  The corrected PC CD issued 9/14/16 as captured in original review was provided again as trailing document, however the LOE was still not included.
 Exception remains.

Seller Comment (2017-08-14): MD, Lender issued a PCCD on 9/14 with the corrected consummation date of 9/8. uploaded to AMC for review. LOE is not a regulatory requirement of TRID, therefore nothing else should be needed to clear this
											12/18/2017		1	A	9/X/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202010955	07/14/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2016, prior to three (3) business days from transaction date of 09/XX/2016.	This was cured on PC CD but LOE to borrower not provided.
Reviewer Comment (2017-12-18): A Post Close CD with the corrected disbursement date was provided to the borrower with an LOX of the changes.  The loan did not disburse prior to the 3 day waiting period.

Buyer Comment (2017-12-15): MD 12/15/17, received LOE from lender that was provided to borrower at time of 9/14/16 PCCD issuance. Uploading for review

Reviewer Comment (2017-08-14): Remediation includes corrected PC CD and LOE  The corrected PC CD issued 9/14/16 as captured in original review was provided again as trailing document, however the LOE was still not included.
 Exception remains.

Seller Comment (2017-08-14): MD, EdgeMAC reviews the interest from date on the CD to determine dispursement and per the PCCD on 9/14/16, the dispursement date is 9/13/16. EdgeMAC would not rely on wire instructions to determine dispursement. The customer was given the proper amount of time to rescind.
											12/18/2017		2	B	9/X/2016	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202010956	07/14/2017	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Final 1003 Section VIII.Declarations, question L, reflects the co-borrower does intend to occupy the subject property. Final 1003 shows co-borrower as self- employed and no income was used to qualify. Co-borrower and borrower are married and currently reside together.
Reviewer Comment (2017-10-04): Although the loan file contains a Final 1003 that indicates the co-borrower intends to occupy the residence, based on the occupancy affidavit executed by the co-borrower, exception is regraded to an EV2-B

Seller Comment (2017-10-04): Co-Borrower’s Occupancy and Financial Status Affidavit provided with response.  1003 provided by seller was completed incorrectly.  Edgemac is not licensed to originate, and cannot advise submitting seller how to complete the 1003.  Subject property is an investment property per Occupancy and Financial Status Affidavit.

Reviewer Comment (2017-08-15): Seller provided a copy of 1003, however page 3 still indicates co borrower intends to occupy the subject.  Exception remains.
													2	B	9/XX/2016	CA	Investment	Purchase		C	B	A	A	C	B	A	A	N/A	N/A	No
202010957	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	7/XX/2016	UT	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202010957	07/13/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-08-16): Per lender's response, loan was resubmitted as Non-QM	10/27/2017			1	A	7/XX/2016	UT	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202010957	07/13/2017	Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.72473% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $20,125.00 on a Federal Total Loan Amount of $540,307.15 vs. an allowable total of $16,209.21 (an overage of $3,915.79 or .72473%).			Reviewer Comment (2017-08-16): Per lender's response, loan was resubmitted as Non-QM	08/16/2017			1	A	7/XX/2016	UT	Primary	Refinance - Rate/Term
If a creditor or assignee determines after consummation that the total points and fees exceeds the 3% limit, but the loan meets the other requirements to be a QM, the excess amount can be refunded with the following conditions:
1) The refund is made within 210 days of consummation;
2) The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3) The loan is not 60 days delinquent;
4) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments).
The lender will also be required to provide a copy of the refund check and proof of delivery.
																				C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202010957	07/13/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 07/22/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/07/22/2016)	Annual premium is $536 or $44.67 monthly, monthly escrow is for $75.25.		Reviewer Comment (2017-09-26): LOE and PC CD provided.		09/26/2017		2	B	7/XX/2016	UT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202010957	07/13/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/22/2016 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/07/22/2016)			Reviewer Comment (2017-07-17): Due to ownership seasoning of less than 12 months, purchase price of $630,000.00 used in lieu of appraised value.		07/17/2017		1	A	7/XX/2016	UT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202010957	07/13/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/22/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/22/2016)			Reviewer Comment (2017-08-16): Cured on PC CD Seller Comment (2017-08-16): MD - Compliance conditioned the loan for an updated PCCD reflecting correct lender cure of $8481. Recvd acceptable PCCD on 9/9/16. Uploading to AMC for review		08/16/2017		2	B	7/XX/2016	UT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202010957	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure – Interim Closing Disclosure containing a change in APR, loan product or addition of prepayment penalty was not received by borrower at least three (3) business days prior to consummation.	7/14/16 initial CD APR was 4.502%, increased to 4.891% on closing CD, this APR increase must be disclosed 3 days prior to close.
Reviewer Comment (2017-09-26): Per compliance, the indemnification agreement is noted and may provide rating agencies with additional comfort, however exception remains Open/EV3-C.

Reviewer Comment (2017-09-25): The agreement has been escalated to diligence vendor's compliance department for a review, exception will be updated upon completion.

Seller Comment (2017-08-16): MD - Compliance initially conditioned the loan for the APR increase and redisclosure not allowing for additional 3 business days, however Lender provided an indemnification agreement and EdgeMAC waived the condition. Uploaded indemnification agreement for AMC review.
													3	C	7/XX/2016	UT	Primary	Refinance - Rate/Term	No Defined Cure	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	No
202010957	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/22/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/224994)	Annual premium is $536 or $44.67 monthly, monthly escrow is for $75.25.		Buyer Comment (2017-12-27): re-uploaded docs Reviewer Comment (2017-12-27): No docs were provided. Buyer Comment (2017-12-21): MD 12/21/17, received ROR and POD from lender showing the re-opened ROR on 11/13 with an expiration of 11/22. uploaded for review Reviewer Comment (2017-09-26): Seller provided PC CD and LOE, however change in paystream requires new rescission period. Please provide evidence ror period was re-opened and expired to cure exception.				3	C	7/XX/2016	UT	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202010957	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/22/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/224994)	Annual premium is $536 or $44.67 monthly, monthly escrow is for $75.25.		Reviewer Comment (2017-12-27): No docs were provided. Buyer Comment (2017-12-21): MD 12/21/17, received ROR and POD from lender showing the re-opened ROR on 11/13 with an expiration of 11/22. uploaded for review Reviewer Comment (2017-09-26): Seller provided PC CD and LOE, however change in paystream requires new rescission period. Please provide evidence ror period was re-opened and expired to cure exception.				3	C	7/XX/2016	UT	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202010957	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-781.00. (9300)			Reviewer Comment (2017-07-17): Lender total cure of $8,481.00 on Post Closing Disclosure.		07/17/2017		2	B	7/XX/2016	UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202010957	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,700.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7200)			Reviewer Comment (2017-07-17): Lender total cure of $8,481.00 on Post Closing Disclosure.		07/17/2017		2	B	7/XX/2016	UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202010959	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	6/XX/2016	AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202010959	07/17/2017	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	Signed 2014 business tax returns were not provided		Reviewer Comment (2017-10-19): Loan was resubmitted as Non-QM per sellers response which subsequently cleared QM exceptions. Buyer Comment (2017-10-19): Change to Non QM. Galton guidelines do not require signed tax returns Reviewer Comment (2017-08-24): 1014 104s were provided, however the signature page for 2014 1120s for momentum construction is required to clear this condition.	10/19/2017			1	A	6/XX/2016	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202010959	07/17/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-10-19): Loan was resubmitted as Non-QM per sellers response which subsequently cleared QM exceptions.	10/27/2017			1	A	6/XX/2016	AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202010959	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/16/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/16/2016)	Consummation date of 06/XX/2016. Final Closing Disclosure reflects closing date of 06/XX/2016.		Reviewer Comment (2017-08-14): This is a level 2 exception and required PC CD with LOE to correct, referred to Galton for disposition. Seller Comment (2017-08-14): MD - This is not something that EdgeMAC compliance would condition for. Galton Does not require a PCCD to correct the closing date to match true consummation. The loan closed in the state of AZ, which is a "dry state", so consummation/ settlement does not occur on the same date of as closing. Need to discuss this with Galton				2	B	6/XX/2016	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202010959	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/16/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/06/16/2016)	Line 1 of Section F, number of months is zero.						2	B	6/XX/2016	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202010959	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					07/17/2017		1	A	6/XX/2016	AZ	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202010960	07/14/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Initial Application date 08/24/2016, Disclosure dated 09/06/2016						2	B	9/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202010960	07/14/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Initial Application date 08/24/2016, Disclosure dated 09/06/2016						2	B	9/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202010960	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/20/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/20/2016)			Reviewer Comment (2017-07-31): File included PC CD with LOE correcting closing and funding dates.		07/31/2017		1	A	9/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010960	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/20/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/20/2016)			Reviewer Comment (2017-07-31): File included PC CD with LOE correcting closing and funding dates and refunding credit report fee overage.		07/31/2017		2	B	9/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010960	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $50.00 exceeds tolerance of $43.00. Insufficient or no cure was provided to the borrower. (7520)	$7.50 cure provided		Reviewer Comment (2017-07-20): Final Closing Disclosure provides $7.50 cure.		07/20/2017		2	B	9/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010960	07/14/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2016, prior to three (3) business days from transaction date of 09/XX/2016.	Actual disbursement date is 09/XX/16. This was corrected on the post close CD.		Reviewer Comment (2017-07-31): File included PC CD with LOE correcting closing and funding dates.		07/31/2017		2	B	9/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010961	07/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/01/2016)							2	B	9/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202010963	07/13/2017	Credit	Insurance	Insurance Documentation	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Total insurance coverage of $758,750. Loan Amount is $936,000.		Reviewer Comment (2017-08-14): Insurer's estimate to rebuild of $545,000 was provided.	08/14/2017			1	A	9/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202010965	07/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/06/2016)	There is no evidence in the loan documents that the borrowers were provided a copy of the appraisal.						2	B	9/X/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202010968	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/19/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/09/19/2016)	The finance charge disclosed on the final CD is $711,506.36. The calculated finance charge is $711,693.17 for a variance of 186.81.		Reviewer Comment (2017-08-21): PC CD financecharge reduced due to change in funding dste and reduction of per diem interest. Clearing exception. Seller Comment (2017-08-21): MD - The finance charge variance was conditioned by EM Compliance and corrected with PCCD's showing Finance charges within $100. PCCD's were issues within the 60 day discovery window. No further cure/redisclosure required. Uploaded CE report and PCCD for AMC Review.		08/21/2017		2	B	9/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202010968	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/19/2016)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $37,266.62, while closing CD seller's fees total $682.00. Additional seller paid fees have been captured from the sellers CD.						2	B	9/XX/2016	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202010968	07/22/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AP Table Subsequent Changes	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 09/09/2016 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/09/09/2016)	There is only one change on the principal and interest payments at payment 121. There are no subsequent changes as disclosed on the final CD.
Reviewer Comment (2017-08-21): Period entered as 0, removed and cleared exception.

Seller Comment (2017-08-21): MD - The final CD (9/19/16) does not reference any additional subsequent changes in the AP Table and that would be correct, since the loan is an 120 month IO with 360 months of fixed payments to follow. The only time the payment changes is at month 121. Per §1026.37(i)(5) "The disclosure  must state the frequency of adjustments to the regular periodic principal and interest payment after the initial adjustment... If there is only one adjustment of the periodic payment under the terms of the legal obligation (for example, if the loan has an interest only period for the first 60 payments and there are no adjustments to the payment after the end of the interest only period), the disclosure should state: “No subsequent changes.”
										08/21/2017			1	A	9/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202010968	08/02/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.36220% or Final Disclosure APR of 5.37200% is in excess of allowable threshold of APOR 3.48% + 1.5%, or 4.98000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-08-02): Compliant HPML			08/02/2017	1	A	9/XX/2016	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202010968	07/20/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.16591% exceeds Guideline total debt ratio of 43.00000%.	A lender exception has been approved for DTI exceeding guideline max of 43%. lender's exception was included in file.	75% loan to value, 25% down payment, borrowers own funds.	Reviewer Comment (2017-08-02): Lender approved exception in file			08/02/2017	2	B	9/XX/2016	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202010968	07/17/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 5.36220% or Final Disclosure APR of 5.37200% is in excess of allowable threshold of APOR 3.48% + 1.5%, or 4.98000%. Compliant Higher Priced Loan.			Reviewer Comment (2017-08-02): Compliant CA State HPML			08/02/2017	1	A	9/XX/2016	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202010968	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 09/19/2016 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/09/19/2016)	The lender contact Name and NMLS ID have not been provided on the final CD. This information has been completed on the post close CD.		Reviewer Comment (2017-07-31): Cured on PCCD		07/31/2017		2	B	9/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202010973	07/17/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/13/2016)							2	B	10/X/2016	UT	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010973	07/17/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	10/X/2016	UT	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010973	07/17/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-08-24): Seller provided revised designation Reviewer Comment (2017-08-17): No cure docs yet received. Seller Comment (2017-08-17): System has been updated to reflect Qualified Mortgage - Rebuttable Presumption; revised tape will be provided by Galton.	10/27/2017			1	A	10/X/2016	UT	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010973	07/17/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	10/X/2016	UT	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010973	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/03/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/10/03/2016)							2	B	10/X/2016	UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010973	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/03/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/03/2016)			Reviewer Comment (2017-08-21): LOE, refund and shipping evidence provided to accompany previously provided post closing CD.		08/21/2017		2	B	10/X/2016	UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010973	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	10/X/2016	UT	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010973	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $214.13 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Lender cure provided on PCCD however LOE, refund and evidence of delivery not provided.		Reviewer Comment (2017-08-21): LOE, refund and shipping evidence provided to accompany previously provided post closing CD.		08/21/2017		2	B	10/X/2016	UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010973	08/24/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-08-24): Seller provided revised designation		08/24/2017		2	B	10/X/2016	UT	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010976	07/15/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/21/2016)							2	B	10/XX/2016	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202010976	07/15/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/09/21/2016)							2	B	10/XX/2016	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202010977	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/26/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/26/2016)	Final CD issue date is 9/XX/2016 and signature/consummation date is 9/XX/2016, but reflects a closing date of 9/XX/2016.		Reviewer Comment (2017-07-19): Revised CD dated 10/05/2016 reflects corrected closing date of 9/XX/2016.		07/19/2017		1	A	9/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010977	07/14/2017	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003				Reviewer Comment (2017-08-15): Per lender, treat unsigned, undated 1003 in file as final, clearing exception.	08/15/2017			1	A	9/XX/2016	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202010979	07/22/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	There is no evidence of Rate Lock Agreement in the file.						2	B	9/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202010979	07/22/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.	There is no evidence of Rate Lock Agreement in the file.						2	B	9/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202010979	07/22/2017	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 09/29/2016 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/09/29/2016)	The appraisal review fee is disclosed as paid to the lender. A copy of the invoice to a third party has not been provided.						2	B	9/XX/2016	CA	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010979	07/22/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/09/29/2016)	The variance is $1,376.00 which is a simultaneous issue credit for the owners title insurance that is disclosed on page 1 of the sellers CD.						2	B	9/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010979	07/22/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Payment shock exceeds 150%, lender exception / additional compensating factors have not been provided as required per lender guidelines. Borrowers current housing payment is $1825.00, proposed housing payment is $9191.		Reviewer Comment (2017-08-17): Seller provided comp factors for shock. Reviewer Comment (2017-08-17): Guidelines state " Generally, payment shock >150%, may require further review and additional compensating factors and/or documentation may be required." Compensating factors: Demonstrates ability to accumulate savings; Verified reserves of Principal, Interest, Taxes, Insurance and HOA dues in excess of Program Requirements; Evidence of significant monthly residual income (above program requirements).	08/17/2017			1	A	9/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202010979	07/22/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.00680% or Final Disclosure APR of 6.00700% is in excess of allowable threshold of APOR 3.47% + 2.5%, or 5.97000%. Compliant Higher Priced Mortgage Loan.	The loan is higher priced as indicated on the loan designation.		Reviewer Comment (2017-08-02): Compliant HPML			08/02/2017	1	A	9/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202010979	07/22/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 6.00680% or Final Disclosure APR of 6.00700% is in excess of allowable threshold of APOR 3.47% + 2.5%, or 5.97000%. Compliant Higher Priced Loan.	The loan is higher priced as indicated on the loan designation.		Reviewer Comment (2017-08-02): Compliant CA State HPML			08/02/2017	1	A	9/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202010979	07/22/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/29/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/29/2016)	The Note, security instrument and final CD disclosed a closing date of 9/XX/16. Consummation did not take place until 10/XX. The post close CD disclosed the correct closing date.		Reviewer Comment (2017-07-31): The post close CD disclosed the correct closing date.		07/31/2017		1	A	9/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010979	07/22/2017	Credit	Assets	Asset Calculation / Analysis	Cash available for Closing is insufficient to cover Cash From Borrower.	Calculated Available for Closing of $208,059.07 is less than Cash From Borrower of $242,688.59.	Borrower does not have sufficient cash to close. TD Ameritrade account is in the business name. While K1s indicate that the borrower is 100% owner, a cash flow analysis from the CPA has not been provided. 15 months reserves also required.		Reviewer Comment (2017-11-24): Based on CPA letter in lieu of cash flow analysis, exception is cleared. Buyer Comment (2017-11-20): The CPA Letter in the file stating that it should not have a material impact on the the business and was accepted in lieu of the cash flow analysis. The borrower has been in business for at least 10 years and is a 100% owner of the company. The XXX account is a stock account and is not the account being utilized for his daily business operations and more likely uses a different checking account. Based on these factors, this is non-material. Please clear.	11/24/2017			1	A	9/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202010980	07/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/06/2016)							2	B	10/XX/2016	AZ	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
202010981	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/19/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/10/19/2016)	Closing Disclosure reflects 12 months at $2,131085, should be only 9 months. Hazard Insurance at $236.92 per month.						2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202010982	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/06/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/06/2016)	Disclosure reflects Closing Date of 10/XX/2016, but transaction consummation (mortgage notary) date was 10/XX/2016		Reviewer Comment (2017-08-16): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception.		08/16/2017		1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010982	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/06/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/10/06/2016)	Disclosure reflects TIP of 73.61 but calculated TIP is 72.76%, which is outside of .003% tolerance. Used Index Value = 1.556% per Amortization Schedule document in file.		Reviewer Comment (2017-08-16): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception.		08/16/2017		2	B	10/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010982	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					07/18/2017		1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010983	07/17/2017	Compliance	Loan Package Documentation	Application / Processing	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Within 12 months of closing)				Reviewer Comment (2017-08-17): Recorded mortgage provided. Seller Comment (2017-08-17): See attached Recorded Security Instrument.	08/17/2017			1	A	10/XX/2016	CA	Investment	Refinance - Rate/Term		C	B	A	A	C	B	A	A	N/A	N/A	No
202010983	07/18/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/03/2016)							2	B	10/XX/2016	CA	Investment	Refinance - Rate/Term		C	B	A	A	C	B	A	A	N/A	N/A	No
202010984	07/14/2017	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	Signed personal tax return, business taxe returns, YTD P&L and Balance sheet were not provided.		Reviewer Comment (2017-08-15): Signed 2014 1120S was provided and was sufficient to clear exception.	08/15/2017			1	A	10/XX/2016	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202010984	07/14/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-08-15): Signed 2014 1120S was provided and was sufficient to clear exception.	08/15/2017			1	A	10/XX/2016	CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010984	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Deposit	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 10/20/2016 disclosed a Deposit that does not match the Deposit from the Calculating Cash to Close table. (Final/10/20/2016)	Earnest money disclosed in section L, line 6 as $7,000, but was not disclosed in Calculating cash to close.						2	B	10/XX/2016	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010984	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal Fee disclosed as $495.00 on LE dated 09/28/2016, but disclosed as $700.00 on Final Closing Disclosure.				07/14/2017		1	A	10/XX/2016	CO	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010984	07/19/2017	Credit	Credit	Miscellaneous	Credit Exception:		Provide documentation of source of large deposit of $42,492.38 on 09/02/2016 to #XXX.		Reviewer Comment (2017-08-15): Settlement statement from sale of prior provided.	08/15/2017			1	A	10/XX/2016	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202010984	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 10/20/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/20/2016)	Seller costs were not disclosed on final CD. Post closing CD dated 11/XX/2016 reflects seller paid costs that match the Seller CD.		Reviewer Comment (2017-07-20): Cured on PCCD		07/20/2017		2	B	10/XX/2016	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202010984	07/14/2017	Compliance	Loan Package Documentation	Closing / Title	(Missing Doc) PUD Rider was not provided.								2	B	10/XX/2016	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202010986	07/19/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2016, prior to three (3) business days from transaction date of 10/XX/2016.			Reviewer Comment (2017-07-31): Cured on PCCD		07/31/2017		2	B	10/XX/2016	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	C	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010986	12/14/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-12-14): Per request, loan was resubmitted as higher priced QM.		12/14/2017		2	B	10/XX/2016	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	A	C	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010986	12/14/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date:	Added 12/14/17 as 1st time loan opened since disaster.						1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term		C	C	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010986	10/26/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-12-14): Per request, loan was resubmitted as higher priced QM. Buyer Comment (2017-12-14): Change to Higher Priced QM	12/14/2017			1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	A	C	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010986	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/24/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/24/2016)			Reviewer Comment (2017-07-31): Cured on PCCD		07/31/2017		1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	C	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010988	08/04/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-10-23): Loan resubmitted as higher priced QM per sellers request. Buyer Comment (2017-10-20): Change loan to Higher Priced QM.	10/27/2017			1	A	11/X/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010988	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	11/X/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010988	07/19/2017	Credit	Assets	Asset Calculation / Analysis	Cash available for Closing is insufficient to cover Cash From Borrower.	Calculated Available for Closing of $86,930.50 is less than Cash From Borrower of $170,023.87.			Reviewer Comment (2017-09-14): With proceeds, assets are sufficient. Seller Comment (2017-09-14): There is a copy of a final closing statement for the sale of the borrower's departing residence showing $142,634.03 proceeds transferred to the subject escrow #16647TC.	09/14/2017			1	A	11/X/2016	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010988	07/22/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/11/01/2016)							2	B	11/X/2016	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010988	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/01/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/01/2016)							2	B	11/X/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010988	07/22/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 9.00.			Reviewer Comment (2017-09-14): Including proceeds, assets are sufficient. Seller Comment (2017-09-14): There is a copy of a final closing statement for the sale of the borrower's departing residence showing $142,634.03 proceeds transferred to the subject escrow #16647TC.	09/14/2017			1	A	11/X/2016	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010990	07/19/2017	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.							2	B	10/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202010990	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Borrower Paid Other Costs Total Section G	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/28/2016 disclosed a total Initial Escrow Payment at Closing (Section G) that does not match sum of fees. (Final/10/28/2016)							2	B	10/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010990	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/28/2016 disclosed Total Closing Costs (Paid by Borrower at Closing) that does not match sum of fees. (Final/10/28/2016)							2	B	10/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010990	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/28/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/28/2016)							2	B	10/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010990	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/28/2016 did not disclose number of months for Property Tax under Prepaids. (Final/10/28/2016)							2	B	10/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010990	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Change - Adjustments	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/28/2016 incorrectly disclosed whether there was a change in the Adjustments and Other Credits. (Final/10/28/2016)							2	B	10/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010990	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/28/2016)							2	B	10/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010990	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $665.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2017-07-24): Closing Disclosures reflects $165.00 cure Reviewer Comment (2017-07-24): No comments - cure on CD		07/24/2017		1	A	10/XX/2016	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010990	07/24/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.30 is less than Guideline PITIA months reserves of 15.00.	Guidelines require 9 mos reserves for LTV >80% and loan amount >$1,000,000 plus 6 mos for additional financed property, for a total of 15 mos.		Reviewer Comment (2017-09-14): Per seller's response, assets are sufficient. Review used more restrictive calculation for reserves required. Seller Comment (2017-09-14): RESPONSE 9/5: Disagree - Galton Funding Credit Grade Matrix requires 9 months PITIA for the subject property ($72,298.44) and 6 months for the additional financed property ($5,706.48) which equates to $78,004.92. Base on the bank statements in file the remaining assets after cash to close sufficient.	09/14/2017			1	A	10/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202010991	07/18/2017	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2017-08-17): 1003 provided. Seller Comment (2017-08-17): MD - The broker (Symphony Finance) completed the application on 10/5/16, borrower did not sign until 10/28/16, why would we require a 2nd initial 1003 from the lender? Uploaded Broker's initial 1003 for AMC review.	08/17/2017			1	A	10/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202010991	07/18/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/07/2016)							2	B	10/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202010992	09/29/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:			Reviewer Comment (2017-11-07): Disaster inspection provided. Buyer Comment (2017-11-06): FEMA disaster inspection uploaded.	11/07/2017			1	A	10/XX/2016	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010992	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	10/XX/2016	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010992	08/24/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-08-24): Seller provided revised designation		08/24/2017		2	B	10/XX/2016	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010992	07/18/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/19/2016)	Borrowers signed appraisal acknowledgement as of 8/4/16, which is prior to appraisal effective date of 8/9/2016.						2	B	10/XX/2016	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010992	07/18/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2017-08-17): Per seller comment, all compensation is disclosed on closing CD. Seller Comment (2017-08-17): MD - EM does not validate the accuracy of the LO/Broker Comp paid by the borrower. We utilize ComplianceEase to determine if the lender violated the dual broker comp or LO Comp allowances. There is no Loan originator / broker's comp paid by the borrower on this loan. There is a loan origination fee of $9,333.75. Lastly, what is the regulatory requirement for a Loan Originator Compensation Disclosure?	08/17/2017			1	A	10/XX/2016	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010992	07/18/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-08-24): Seller provided revised designation Reviewer Comment (2017-08-17): No documents other than response provided. Seller Comment (2017-08-17): System has been updated to reflect Qualified Mortgage - Rebuttable Presumption; revised tape will be provided by Galton.	10/27/2017			1	A	10/XX/2016	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010992	07/18/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	10/XX/2016	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010992	07/18/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	ABA is dated 8/17/2016 vs application date of 8/3/2016.						2	B	10/XX/2016	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010992	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/26/2016)							2	B	10/XX/2016	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010993	07/17/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.02830% or Final Disclosure APR of 5.04400% is in excess of allowable threshold of APOR 3.48% + 1.5%, or 4.98000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-08-02): Compliant HPML			08/02/2017	1	A	9/XX/2016	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202010993	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/22/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/22/2016)			Reviewer Comment (2017-08-14): Tis was associated with lender dcredit and was cleared at closing. Seller Comment (2017-08-14): MD - AMC to provide further details as to what fee(s) were overstated at closing. In review of the PCCD dated 9/27/16 all fees applicable to the zero/ 10% buckets did not increase from initial disclosure and all seller paid costs are disclosed accurately, so any increase to TCC(J) is in section H, which is a unlimited tolerances. No redisclosure required		08/14/2017		2	B	9/XX/2016	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010993	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-535.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-536.00. (9300)			Reviewer Comment (2017-07-20): Lender Credit of $535.50 reflected on Closing Disclosures.		07/20/2017		2	B	9/XX/2016	AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010993	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/22/2016)	POST Closing Disclosure reflects Seller paid closing costs. Final Closing Disclosure did not		Reviewer Comment (2017-08-14): Cured on PC CD. Seller Comment (2017-08-14): MD - PCCD reflects the correct amount of seller paid closing costs, as reflected by AMC, what else in needed to clear this condition?		08/14/2017		2	B	9/XX/2016	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202010996	08/24/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-08-24): Seller provided revised designation		08/24/2017		2	B	10/XX/2016	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010996	09/29/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:			Reviewer Comment (2017-10-27): Received inspection dated 10/17/17 with no damage Buyer Comment (2017-10-26): Uploaded inspection.	10/27/2017			1	A	10/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010996	07/21/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Final CD reflects "Title - Title Wire Fee" In Section B (Services Borrower Did Not Shop For). This fee is payable to Clear Title Services, which is not a vendor on the SSPL. As a result, this fee should have been reflected in Section C (Services Borrower Did Shop For).						2	B	10/XX/2016	FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010996	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/13/2016)	Borrower Final CD does not reflect any Seller Paid Fees. Post Close CD dated 10/XX/2016 reflects seller paid fees which match the Seller CD in file.		Reviewer Comment (2017-07-25): Cured on PCCD		07/25/2017		2	B	10/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010996	07/21/2017	Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		Deed reflects borrower is vested with her spouse, title commitment shows borrower vested individually as a married woman.		Reviewer Comment (2017-08-24): Deed and vesting agree. Seller Comment (2017-08-24): Disagree: File contains a Warranty Deed showing Title to be vested to borrower and spouse, which matches the Security Instrument. Re-uploading Warranty Deed for AMC's review.	08/24/2017			1	A	10/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202010996	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	10/XX/2016	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010996	07/17/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Buyer Comment (2017-10-26): Change to QM Rebuttable Presumption. Compliance Ease in file agrees with this finding. Reviewer Comment (2017-08-24): Seller provided revised designation Reviewer Comment (2017-08-17): No docs provided yet. Seller Comment (2017-08-17): System has been updated to reflect Qualified Mortgage - Rebuttable Presumption; revised tape will be provided by Galton.	10/27/2017			1	A	10/XX/2016	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202010997	07/19/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/07/2016)							2	B	10/XX/2016	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202010998	07/24/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.56040% or Final Disclosure APR of 5.56700% is in excess of allowable threshold of APOR 3.52% + 1.5%, or 5.02000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-08-02): Compliant HPML			08/02/2017	1	A	10/XX/2016	FL	Primary	Refinance - Rate/Term		A	A	A	A	A	A	A	A	Non QM	Non QM	No
202010998	09/29/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:			Reviewer Comment (2017-11-07): Disaster inspection provided. Buyer Comment (2017-11-06): FEMA disaster inspection uploaded.	11/07/2017			1	A	10/XX/2016	FL	Primary	Refinance - Rate/Term		A	A	A	A	A	A	A	A	Non QM	Non QM	No
202011003	07/17/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011003	07/17/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011003	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/25/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/10/25/2016)	Verified amounts in section F and G of final closing disclosure do not reconcile. Section G has correct amounts. Section F is collecting the balance due on the policy and states it is for 1 month, which is incorrect.		Reviewer Comment (2017-08-21): No corrected on PC CD, should be 4 months on line f-010				2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011003	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/25/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/25/2016)			Reviewer Comment (2017-08-21): LOE, refund and shipping evidence provided to accompany previously provided post closing CD.		08/21/2017		2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011003	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,293.00 exceeds tolerance of $2,038.00 plus 10% or $2,241.80. Insufficient or no cure was provided to the borrower. (0)	Cure was shown on PC CD, however no LOE, refund or evidence of delivery was provided.		Seller Comment (2017-08-21): MD - Copy of Certified mail reciept and LOE were provided. Lender cure was applied as credit on Final Settlement Statement. Uploaded all docs to AMC for review. Reviewer Comment (2017-08-21): LOE, refund and shipping evidence provided to accompany previously provided post closing CD.		08/21/2017		2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011003	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $475.00. Insufficient or no cure was provided to the borrower. (7506)	Cure was shown on PC CD, however no LOE, refund or evidence of delivery was provided.		Seller Comment (2017-08-21): MD - Copy of Certified mail reciept and LOE were provided. Lender cure was applied as credit on Final Settlement Statement. Uploaded all docs to AMC for review. Reviewer Comment (2017-08-21): LOE, refund and shipping evidence provided to accompany previously provided post closing CD.		08/21/2017		2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011003	07/20/2017	Credit	Loan Package Documentation	Closing / Title	Title: Evidence of title is missing				Reviewer Comment (2017-08-17): Title was provided. Seller Comment (2017-08-17): Disagree, preliminary title report was provided in the loan file; re-uploading document for AMC review (see attached).	08/17/2017			1	A	10/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011004	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/26/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/09/26/2016)	Later CD 's corrected this. Lender sent cover letter explaining change.		Reviewer Comment (2017-07-18): Letter of Explanation & Corrected Closing Disclosure dated 11/15/2016 reflect escrow was declined on page 4.		07/18/2017		2	B	9/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011004	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/26/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/26/2016)			Reviewer Comment (2017-07-18): Letter of Explanation & Corrected Closing Disclosure dated 11/XX/2016 reflect correct closing date of 9/XX/2016.		07/18/2017		1	A	9/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011004	07/14/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2016, prior to three (3) business days from transaction date of 09/XX/2016.			Reviewer Comment (2017-08-14): PC CD was provided with LOE correcting issue.		08/14/2017		2	B	9/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011006	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/14/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/14/2016)	Final closing disclosure has closing date of 10/XX/2016, but was signed on 10/XX/2016. The closing date was corrected on the post-close closing disclosure dated 11/14/2016 however a refund was required and no evidence of delivery was provided.		Reviewer Comment (2017-08-21): Evidence of delivery and LOE were provided.		08/21/2017		1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011006	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/14/2016 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/10/14/2016)	Missing NMLS ID		Reviewer Comment (2017-08-21): CD includes sufficient ID data. Seller Comment (2017-08-21): MD - The requirement of §1026.38(r )(3) allows either an NMLS ID if applicable or license number/ unique identifier. The creditor disclosed the CA state license ID and the NMLS for the individual contact.	08/21/2017			1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011006	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/14/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/14/2016)			Reviewer Comment (2017-09-28): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of refund and shipping. This is the appropriate documentation required to cure the exception.		09/28/2017		2	B	10/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011006	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,471.84 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Redisclosure on 9/29/16 was not within 3 days of coc rate lock.		Reviewer Comment (2017-09-28): COC for rate extension was provided.	09/28/2017			1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011006	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $95.36 exceeds tolerance of $75.00. Insufficient or no cure was provided to the borrower. (7520)	Lender provided cure of $20.36 on PC CD, however no evidence of refund or delivery provided.		Reviewer Comment (2017-08-21): Proof of delivery, LOE and a copy of the final settlement statement showing $20.36 was applied as a credit to the borrower was provided to cure exception. Seller Comment (2017-08-21): MD - Uploading proof of delivery, LOE and a copy of the final settlement statement showing $20.36 was applied as a credit to the borrower.		08/21/2017		2	B	10/XX/2016	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011006	07/18/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2016, prior to three (3) business days from transaction date of 10/XX/2016.	Disbursement date changed to 10/XX/2016 on post-close closing disclosure dated 11/XX/2016, missing evidence of delivery as a refund was required for fees.		Reviewer Comment (2017-08-21): Evidence of delivery, LOE and final settlement statement verifying credit were provided. Seller Comment (2017-08-21): MD - Uploading proof of delivery, LOE and a copy of the final settlement statement showing $20.36 was applied as a credit to the borrower.		08/21/2017		2	B	10/XX/2016	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011006	09/28/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $95.36 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower. (7520)			Reviewer Comment (2017-09-28): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of refund and shipping. This is the appropriate documentation required to cure the exception.		09/28/2017		2	B	10/XX/2016	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011007	07/18/2017	Credit	Insurance	Insurance Documentation	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage = $675,000; Loan Amount = $1,288,000		Reviewer Comment (2017-09-28): An additional policy on other units in same 2-4 family was provided, verifying sufficient coverage.	09/28/2017			1	A	10/XX/2016	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202011007	07/18/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/07/2016)							2	B	10/XX/2016	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202011008	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/27/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/27/2016)	Security instrument was notarized 11/XX/2016, CD lists 10/XX/16..						2	B	10/XX/2016	CT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011008	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/27/2016 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/10/27/2016)			Reviewer Comment (2017-08-22): CD includes sufficient data. Seller Comment (2017-08-22): MD - The requirement of §1026.38(r )(3) allows either an NMLS ID if applicable or license number/ unique identifier. The creditor disclosed the CT state license ID and the NMLS for the individual contact.	08/22/2017			1	A	10/XX/2016	CT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011008	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/27/2016 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/10/27/2016)	Subject property was acquired by borrower within six months prior to Note date: lender utilized original purchase price of the property which matches the final CD value.						2	B	10/XX/2016	CT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011008	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/27/2016 did not disclose the Escrowed Property Costs over Year 1. (Final/10/27/2016)			Reviewer Comment (2017-12-27): A PC CD was issued 12/20/17 which is outside of 60 days from 8/2/17 discovery. Buyer Comment (2017-12-21): MD 12/21/17, lender issued a PCCD to correct the escrow disclosure. It appears the loan does have escrows in year 1. Providing PCCD, LOE, POD, tax sheet and HOI dec pages to validate year 1 escrows.				3	C	10/XX/2016	CT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011008	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/27/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/10/27/2016)			Reviewer Comment (2017-12-27): A PC CD was issued 12/20/17 which is outside of 60 days from 8/2/17 discovery. Buyer Comment (2017-12-21): MD 12/21/17, lender issued a PCCD to correct the escrow disclosure. It appears the loan does have escrows in year 1. Providing PCCD, LOE, POD, tax sheet and HOI dec pages to validate year 1 escrows.				3	C	10/XX/2016	CT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011008	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/27/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/10/27/2016)			Reviewer Comment (2017-12-27): A PC CD was issued 12/20/17 which is outside of 60 days from 8/2/17 discovery. Buyer Comment (2017-12-21): MD 12/21/17, lender issued a PCCD to correct the escrow disclosure. It appears the loan does have escrows in year 1. Providing PCCD, LOE, POD, tax sheet and HOI dec pages to validate year 1 escrows.				3	C	10/XX/2016	CT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011008	07/18/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2016, prior to three (3) business days from transaction date of 11/XX/2016.	Security instrument was notarized 11/XX/201.		Reviewer Comment (2017-12-27): Corrected ROR was provided with LOE, proof of delivery and new ROR period. Buyer Comment (2017-12-21): MD 12/21/17, lender chose to re-open ROR. Uploaded new H-9 RTC form, PCCD, LOE and POD.		12/27/2017		2	B	10/XX/2016	CT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011008	07/18/2017	Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
Reviewer Comment (2017-12-27): Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form provided.

Buyer Comment (2017-12-21): MD 12/21/17, lender chose to re-open ROR. Uploaded new H-9 RTC form, PCCD, LOE and POD.

Reviewer Comment (2017-11-10): Connecticut  is in the 2nd Circuit, and  this issue is not uniformly settled among the United States Courts of Appeal, there continues to be some risk that the borrower may have an extended right to rescind if a creditor uses the incorrect Model Form.

As such, outside counsel has advised XXX that in cases, where the use of Model Form H-8 in a transaction that would otherwise require use of Model Form H-9, could be deemed material on loans in circuits in which the issue has not been specifically addressed (Circuits 2, 5, 8, 9, 10 and DC) and in cases in which there has been unfavorable caselaw on this issue (specifically the 3rd and 7th).

Buyer Comment (2017-11-09): Per our own legal counsel, this is only a material  issue in the 7th and 3rd Circuits. If an incorrect ROR has been used for loans secured by located on properties in these two Circuits, the suggested manner of remediation will suffice.  If the loans are secured by properties located in any of the other Circuits, use of an incorrect ROR is not material.
Since this property is not located in the 3rd or 7th district, we ask that this exception be lowered to an EV2 (non-material)
											12/27/2017		2	B	10/XX/2016	CT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011008	07/18/2017	Compliance	Compliance	Federal Compliance	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Reviewer Comment (2017-12-27): Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form provided. Buyer Comment (2017-12-21): MD 12/21/17, lender chose to re-open ROR. Uploaded new H-9 RTC form, PCCD, LOE and POD.		12/27/2017		2	B	10/XX/2016	CT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011009	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/01/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/01/2016)	note and CD dated 11/XX/2016. customers signed 11/XX/2016						2	B	11/X/2016	TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011009	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 11/01/2016 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/11/01/2016)	doc prep fee and processing fee paid to other parties						2	B	11/X/2016	TX	Primary	Refinance - Rate/Term	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011010	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	B	11/XX/2016	CA	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011010	07/24/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/21/2016)	Acknowledgement not located in file.						2	B	11/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011010	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/16/2016 did not disclose number of months for Property Tax under Prepaids. (Final/11/16/2016)	Property taxes were paid by seller; Number of months not disclosed						2	B	11/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011010	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/11/16/2016)			Reviewer Comment (2017-08-17): Seller CD provided lists fees of $42,555.85 and $494 however only $31 in fees is disclosed, it appears middle column has technical issue on CD. Unable to determine fees paid. Exception remains. Seller Comment (2017-08-17): MD - There is a preliminary Seller CD in file. It is not dated, but was signed 11/16/16. uploading to AMC for review				2	B	11/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011010	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $72.29 exceeds tolerance of $65.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Lender provided $7.29 credit for increase in closing costs above legal limits.				07/24/2017		1	A	11/XX/2016	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011011	07/17/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/04/2016)							2	B	11/X/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202011012	08/11/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-08-11): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	10/XX/2016	WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Additional/09/29/2016)							2	B	10/XX/2016	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/13/2016)							2	B	10/XX/2016	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	10/XX/2016	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-08-11): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	10/XX/2016	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.							2	B	10/XX/2016	WA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/13/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/13/2016)	Consummation date of 10/20/2016. Final Closing Disclosure reflects a closing date of 10/XX/2016. A Post closing CD dated 10/XX/2016 was provided.						2	B	10/XX/2016	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Other 3 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/13/2016 did not disclose number of months for Property Tax 3 under Prepaids. (Final/10/13/2016)	This is a seller paid fee and is disclosed on the seller CD.						2	B	10/XX/2016	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Other 4 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/13/2016 did not disclose number of months for Property Tax 4 under Prepaids. (Final/10/13/2016)	This is a seller paid fee and is disclosed on the seller CD.						2	B	10/XX/2016	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Other 5 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/13/2016 did not disclose number of months for Property Tax 5 under Prepaids. (Final/10/13/2016)	This is a seller paid fee and is disclosed on the seller CD.						2	B	10/XX/2016	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/13/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/13/2016)			Reviewer Comment (2017-09-21): Settlement fee was reclassified as shopped for, which cleared all tolerance exceptions.	09/21/2017			1	A	10/XX/2016	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $101.58 exceeds tolerance of $40.00. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee disclosed as $40.00 on LE dated 09/XX/2016, but disclosed as $101.58 on Final Closing Disclosure.		Reviewer Comment (2017-09-21): Settlement fee was reclassified as shopped for, which cleared all tolerance exceptions.	09/21/2017			1	A	10/XX/2016	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011012	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee. Fee Amount of $1,195.70 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower. (7555)	Title Settlement Fee disclosed as $750.00 on LE dated 09/XX/2016, but disclosed as $1,195.70) on Final Closing Disclosure.		Reviewer Comment (2017-09-21): Settlement fee was reclassified as shopped for, which cleared all tolerance exceptions.	09/21/2017			1	A	10/XX/2016	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011012	09/21/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $101.58 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					09/21/2017		1	A	10/XX/2016	WA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011012	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/13/2016)							2	B	10/XX/2016	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011013	09/29/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date: 10/04/2016			Reviewer Comment (2017-11-07): Disaster inspection provided. Buyer Comment (2017-11-06): FEMA inspection uploaded.	11/07/2017			1	A	9/XX/2016	FL	Primary	Refinance - Cash-out - Other		A	A	A	A	A	A	A	A	Non QM	Non QM	No
202011013	07/24/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.07290% or Final Disclosure APR of 6.07300% is in excess of allowable threshold of APOR 3.49% + 1.5%, or 4.99000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-08-02): Compliant HPML			08/02/2017	1	A	9/XX/2016	FL	Primary	Refinance - Cash-out - Other		A	A	A	A	A	A	A	A	Non QM	Non QM	No
202011014	07/19/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Final CD reflects "Title - Notary Fee" in Section B (Services Borrower Did Not Shop For). Fee is payable to XXX, which is not a vendor on the SSPL. As a result, this fee should have been reflected in Section C (Services Borrower Did Shop For). This was not corrected on the post-close CD dated 11/22/2016.						2	B	11/X/2016	WA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202011014	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $880.00 exceeds tolerance of $735.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					07/17/2017		1	A	11/X/2016	WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202011014	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $50.02 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					07/17/2017		1	A	11/X/2016	WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202011014	07/17/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 13.12 is less than Guideline PITIA months reserves of 18.00.	Verified assets match assets disclosed on 1003, 1008 and Individual Loan Summary. 1008 indicates only 6 mos reserves required. Individual Loan Summary states 13.12 mos reserves are available. 18 months required (6 months on subject, plus 6 months each on additional financed properties).		Reviewer Comment (2017-08-15): Per lender's reserve calc, 6 months additional for each investment was treated as 6 months for all properties. Subsequently, the reserves are sufficient. Reviewer Comment (2017-08-15): Disagree. Total assets documented are $74,458.00. Subject property PITIA is $5,673.38 x 6 = $34,040.28; XXX PITIA $1,448.39 x 6 = $8,690.34; XXX PITIA $1,272.58 x 6 = $7,635.48. Total Reserves required $50,366.10. Reserves documented are sufficient.	08/15/2017			1	A	11/X/2016	WA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202011016	07/14/2017	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 06/30/2016 // Account Type: Savings / Account Number: XXX, Financial Institution: XXX Checking / End Date: 06/30/2016 // Account Type: Checking / Account Number: XXX	Per the guidelines any asset statement needs to be within 90 days of the subject's closing date.		Reviewer Comment (2017-08-14): Assets updated clearing exception. Seller Comment (2017-08-14): Asset statements are in the file for XXX dated 09/16/2016, and XXX dated 09/30/2016. These accounts are being used for reserve calculation. Loan closed 10/XX/2016. Asset statements are not expired.	08/14/2017			1	A	10/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011016	07/18/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.97580% or Final Disclosure APR of 4.99800% is in excess of allowable threshold of APOR 3.49% + 1.5%, or 4.99000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-08-02): Compliant HPML			08/02/2017	1	A	10/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011016	07/14/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.			Reviewer Comment (2017-08-14): Application dated 4/30/16 in file was used for application date. Exception remains. Seller Comment (2017-08-14): MD, application in file is dated 6/3/16 as is the HCNY disclosure/notice. Uploading all to AMC for review				2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011016	07/14/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 4.97580% or Final Disclosure APR of 4.99800% is in excess of allowable threshold of APOR 3.49% + 1.5%, or 4.99000%. Compliant Higher Priced Loan.			Reviewer Comment (2017-08-02): Compliant CA State HPML			08/02/2017	1	A	10/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011016	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/14/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/14/2016)	This was not corrected on PC CD.		Reviewer Comment (2017-08-14): This is reported as a level 2 exception and corrected PC CD with LOE to borrower is required to cure. Exception remains. Seller Comment (2017-08-14): MD - This is not something that EdgeMAC compliance would condition for. Galton Does not require a PCCD to correct the closing date to match true consummation. The loan closed in the state of CA, which is a "dry state", so consummation/ settlement does not occur on the same date of as closing. Need to discuss this with Galton				2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011016	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/14/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/14/2016)			Reviewer Comment (2017-07-18): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception.		07/18/2017		2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011016	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.			Reviewer Comment (2017-08-14): Application dated 4/30/16 in file was used for application date. Exception remains. Seller Comment (2017-08-14): MD, application in file is dated 6/3/16 as is the SSPL. Uploading all to AMC for review				2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011016	07/14/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7564)			Reviewer Comment (2017-07-18): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception.		07/18/2017		2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011016	07/14/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2016, prior to three (3) business days from transaction date of 10/XX/2016.			Reviewer Comment (2017-07-18): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception.		07/18/2017		2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011017	07/21/2017	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Lender approved an exception to allow.	39.654% DTI < 43% maximum allowed Residual income of $15,165 when $1,000 is required Borrower has job stability for 27 years as an IT Diretor 29 months of reserves when only 9 for subject and 6 for 2nd home are required. FICO of 798 > 720 minimum required.	Reviewer Comment (2017-08-01): Lender approved exception in file			08/01/2017	2	B	11/X/2016	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011017	07/18/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	11/X/2016	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011017	07/18/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.							2	B	11/X/2016	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011017	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/09/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/09/2016)	Notary date on Security Instrument and signature on final CD is dated 11/XX/2016.						2	B	11/X/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011017	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/09/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/09/2016)			Reviewer Comment (2017-08-22): Reviewed 10/14 COC and it was deemed sufficient.	08/22/2017			1	A	11/X/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011017	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Loan Estimate Value - Seller Credit	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/09/2016 did not disclose the Loan Estimate value of Seller Credit. (Final/11/09/2016)							2	B	11/X/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011017	07/21/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/25/2016)							2	B	11/X/2016	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011017	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/11/09/2016)							2	B	11/X/2016	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011017	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC in file indicates rate lock and fees added but does not provide a valid COC for the addition of the fee. Per the appraisal, the report and effective date was 8/25/2016, fee added on LE dated 10/14/2016.		Reviewer Comment (2017-08-22): Reviewed 10/14 COC and it was deemed sufficient. Seller Comment (2017-08-22): MD - Compliance would consider the Rate lock as an allowable COC and the revised LE should be updated to reflect the revised interest rate, as well as any changes to points disclosed under Origination Fees, lender credits, and any other interest rate dependent charges and terms	08/22/2017			1	A	11/X/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011017	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for EOI Direct Master Insurance policy. Fee Amount of $20.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	The COC in file indicates rate lock and fees added but does not provide a valid COC for the addition of the fee		Reviewer Comment (2017-08-22): Reviewed 10/14 COC and it was deemed sufficient. Reviewer Comment (2017-08-22): MD - Compliance would consider the Rate lock as an allowable COC and the revised LE should be updated to reflect the revised interest rate, as well as any changes to points disclosed under Origination Fees, lender credits, and any other interest rate dependent charges and terms	08/22/2017			1	A	11/X/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011019	07/24/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 4506 or 4506-T	Missing signed 4506-T as required by guidelines for full doc loans.		Reviewer Comment (2017-09-14): Signed 4506t was provided. Seller Comment (2017-09-14): RESPONSE 9/5: Disagree - Signed 4506T provided in file. Re-uploading for AMC review.	09/14/2017			1	A	11/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202011020	07/24/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX 4506 or 4506-T 4506 or 4506-T	File contains an IRS 4506-T that was not signed by the borrowers as required by Galton Funding Seller Guidelines for full documentation, salary/wage earners.		Reviewer Comment (2017-10-23): Executed version of 4506 is provided. Buyer Comment (2017-10-20): Non-material, tax transcripts are in the file. Please waive. Buyer Comment (2017-10-20): Please ignore the request to change to non-QM (this was done in error). Buyer Comment (2017-10-20): Change to non-QM.	10/23/2017			1	A	11/XX/2016	WA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202011021	07/19/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/21/2016)							2	B	11/X/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202011024	07/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/21/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/11/21/2016)	Final Closing Disclosure disclosed a finance charge of $480,919.10; calculated finance charge is $481,264.10.		Reviewer Comment (2017-08-22): HOA fee was excluded as finance charge and cleared exception. Seller Comment (2017-08-22): MD - Compliance utilizes ComplianceAnalyzer to determine finance charges, which also calculated the finance charge as $480919.10. Including a pdf upload of the ComplianceAnalyzer report ran 9/30/16.	08/22/2017			1	A	11/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011024	07/23/2017	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 09/26/2016 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/09/26/2016)	Borrowers consented to electronic disclosures on 09/30/2016 however, Loan Estimate was electronically provided to the borrowers on 09/26/2016.						2	B	11/XX/2016	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011024	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Additional Property Taxes Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/21/2016 did not disclose number of months for Additional Property Taxes under Prepaids. (Final/11/21/2016)	Final Closing Disclosure Section F. Prepaids, Line 06 did not disclose number of months for Taxes - 1st Installment to San Joaquin County.						2	B	11/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011024	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/21/2016 did not disclose number of months for Flood Insurance Premium under Prepaids. (Final/11/21/2016)	Final Closing Disclosure Section F. Prepaids, Line 05 did not disclose number of months for Flood Insurance Premium.						2	B	11/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011024	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/21/2016 did not disclose number of months for Tax Prorations under Prepaids. (Final/11/21/2016)	Final Closing Disclosure Section F. Prepaids, Line 07 did not disclose number of months for seller-paid Tax Prorations.						2	B	11/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011024	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Home Loan Toolkit Disclosure was provided to the borrower on 09/30/2016 which is 4 business days from the application date of 09/26/2016.						2	B	11/XX/2016	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011024	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/11/21/2016)	Seller's Final Closing Disclosure was not provided in imaged file.						2	B	11/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011025	07/18/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX VVOE - Employment Only (2016)	VVOE dated within 10 days of closing is performed for a Self Employed borrower. Borrower is not self-employed. Verification must be done with the employer.		Reviewer Comment (2017-11-24): Sufficient evidence of current employment provided. Buyer Comment (2017-11-20): See XXX, and website. Borrower is a XXX, and is still employed with company. Reviewer Comment (2017-10-19): Exception is for missing VOE as XXX. VVOE in file verified existence of the employer rather than borrower's employment. Buyer Comment (2017-10-19): Disagree. 1003 was marked in error. The Borrower is a XXX, and not self employed.	11/24/2017			1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011025	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/21/2016 incorrectly disclosed whether the loan allows for Assumption. (Final/10/21/2016)	Disclosure reflects loan is assumable, however per the Note, loan is not assumable.						2	B	10/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011025	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/21/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/227521)	Disclosure reflects the Homeowner's Insurance Premium as $207.49/mo, however HOI policy in file reflects $244.26/mo.		Reviewer Comment (2017-09-28): Updated hazard policy showing current premium was provided, clearing the exception.	09/28/2017			1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011025	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/21/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/227521)	Disclosure reflects the Homeowner's Insurance Premium as $207.49/mo, however HOI policy in file reflects $244.26/mo.		Reviewer Comment (2017-09-28): Updated hazard policy showing current premium was provided, clearing the exception.	09/28/2017			1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011025	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/21/2016 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/10/21/2016)	There are two appraisals in file. First value is $2.45 million and the other is $2.6 million. There is no reconciled value document in file to support value used by Lender of $2,385,000.						2	B	10/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011025	07/18/2017	Credit	Insurance	Insurance Documentation	Missing Document: Hazard Insurance Policy not provided		The hazard insurance policy expires in < 1 month.		Reviewer Comment (2017-08-15): Hazard deemed sufficient. Seller Comment (2017-08-15): Disagree. The Hazard Insurance Policy in the file meets guidelines and is sufficient. In addition, the Closing Disclosure indicates paid hazard premium renewal, and the hazard insurance is also impounded for the loan.	08/15/2017			1	A	10/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011026	08/24/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-08-24): Seller provided revised designation		08/24/2017		2	B	10/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011026	07/17/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-08-24): Seller provided revised designation Reviewer Comment (2017-08-17): no docs provided for review other than response. Seller Comment (2017-08-17): System has been updated to reflect Qualified Mortgage - Rebuttable Presumption; revised tape will be provided by Galton.	10/27/2017			1	A	10/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011026	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/26/2016)	The final closing disclosure did not reflect the seller fees.						2	B	10/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011026	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	10/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011028	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	11/XX/2016	WA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011028	07/19/2017	Compliance	Compliance	Federal Compliance	Capital Gains Tax Returns	Qualified Mortgage (Dodd-Frank 2014): Three (3) years tax returns to evaluate Capital Gains or Losses requirement not met. (XXX Self/Schedule D)			Reviewer Comment (2017-10-19): Loan was resubmitted as Non-QM per sellers response which subsequently cleared QM exceptions. Buyer Comment (2017-10-19): Change to Non QM. Galton guidelines do not require 3 years tax returns.	10/19/2017			1	A	11/XX/2016	WA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011028	07/19/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-10-19): Loan was resubmitted as Non-QM per sellers response which subsequently cleared QM exceptions.	10/27/2017			1	A	11/XX/2016	WA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011028	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/23/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/11/23/2016)	Line 1 of Section F, number of months is blank.						2	B	11/XX/2016	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011028	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/23/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/11/23/2016)	Amount financed was not disclosed.						2	B	11/XX/2016	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011028	07/19/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2016, prior to three (3) business days from transaction date of 11/XX/2016.	Right to cancel signed 11/XX/2016 With an expiration date of 11/XX/2016 and eligible disbursement date of 11/XX/2016. Final Closing Disclosure reflects a disbursement date of 11/XX/2016. Post Closing Disclosure dated 12/XX/2016 reflects a disbursement date of 11/XX/2016 however no LOE or evidence of delivery provided.		Reviewer Comment (2017-09-07): LOE was provided to accompany PC CD. Seller Comment (2017-09-07): MD - LOE and proof of electronic delivery of PCCD in file. Uploading to AMC for review		09/07/2017		2	B	11/XX/2016	WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011028	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/23/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/23/2016)	Consummation date of 11/XX/2016. Final Closing Disclosure reflect as closing date of 11/XX/2016. A post Closing CD dated 12/XX/2016, reflects a closing date of 11/XX/2016 however no LOE was provided.		Reviewer Comment (2017-09-07): LOE was provided to accompany CD		09/07/2017		1	A	11/XX/2016	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011029	07/24/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	11/XX/2016	AZ	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011029	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 11/12/2016 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/11/12/2016)
Reviewer Comment (2017-12-13): AP table was correctly completed.

Buyer Comment (2017-12-12): AMC to review response from XXX

Buyer Comment (2017-11-08): MD - Loan is 120 month IO period, followed by 360 months of Fixed payments. The AP disclosed the 1st (and only) adjustment accurately by referencing the change at the 121st payment. There is no range of payments because it is a fixed rate product and there is no subsequent changes after the initial adjustment at month 121.

MD - 10/12/17 AMC has cleared this exception on other loans using the same response, appears AMC did not get reviewers initial comments above
										12/13/2017			1	A	11/XX/2016	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011029	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/23/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/11/23/2016)	Disclosed $8,157.68. Calculated $7,224.70						2	B	11/XX/2016	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011029	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,060.63 exceeds tolerance of $1,371.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)					07/24/2017		1	A	11/XX/2016	AZ	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011029	07/24/2017	Credit	Loan Package Documentation	Closing / Title	Loan is Interest Only and the Interest Only Rider is missing				Reviewer Comment (2017-08-18): Rider not required. Seller Comment (2017-08-18): Disagree as an Interest Only Rider is not always required. The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan. It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term. An Interest Only Rider is not required.	08/18/2017			1	A	11/XX/2016	AZ	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011032	07/19/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/21/2016)	File is missing evidence the borrower received a copy of the appraisal at least 3 business days prior to closing.						2	B	11/XX/2016	MA	Investment	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	N/A	N/A	No
202011034	07/19/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Designation status of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.		Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-10-23): Updated compliance testing and comment that loan was higher priced provided. Buyer Comment (2017-10-23): See upload new CE run for QM designation - Rebuttable Presumption. Buyer Comment (2017-10-20): Change QM designation to Higher Priced QM. Buyer Comment (2017-10-20): Please ignore request to change to non-QM (this was done in error). Buyer Comment (2017-10-20): Change to non-QM.	10/27/2017			1	A	11/XX/2016	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011034	07/18/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/23/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/23/2016)	The fee amount of $25.00 was disclosed on a post closing closing disclosure dated 11/29/2016.						2	B	11/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011034	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	11/XX/2016	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011034	07/23/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower. (7506)	Lender provided $25.00 credit on 11/29/2017 for increase in closing costs above legal limits.		Reviewer Comment (2017-07-25): Cured on PCCD dated 11/29/2017, outside the window to cure (loan closed 11/XX/23016)				2	B	11/XX/2016	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011034	07/18/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/30/2016)	The file did not contain any evidence the borrower was provided a copy of the appraisal within 3 business days of consummation.						2	B	11/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202011034	07/18/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file did not contain the Loan Originator Compensation disclosure form.		Reviewer Comment (2017-08-17): Per sellers comment, there is no additional compensation above that already disclosed on CD. Seller Comment (2017-08-17): MD - EM does not validate the accuracy of the LO/Broker Comp paid by the borrower. We utilize ComplianceEase to determine if the lender violated the dual broker comp or LO Comp allowances. The LO Comp paid out on this loan was paid by the lender. Lastly, what is the regulatory requirement for a Loan Originator Compensation Disclosure?	08/17/2017			1	A	11/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202011034	07/18/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement disclosure was not signed by the borrower.						2	B	11/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202011034	07/18/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The List of Homeownership Counseling Organizations was provided 10/28/2016 which was not within three business days of application.						2	B	11/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202011034	07/18/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The Affiliated Business Arrangement Disclosure dated 10/28/2016 was not provided within three business days of the application.						2	B	11/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202011036	07/21/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/10/31/2016)							2	B	12/X/2016	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202011036	07/21/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	12/X/2016	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202011036	07/25/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:		Missing documentation to verify relationship / ownership percentage in Commercial property reflected on borrower's schedule E. Documentation in the file reflects lender calculated rental income for property and did not include the full PITIA as documented. File contains documentation that another party / company pays the 1st, 2nd, Taxes and Insurance; however, borrower's schedule E reflects mortgage interest, taxes and insurance deductions. Unable to determine borrower percentage of responsibility for PITIA.		Reviewer Comment (2017-11-24): Based on excluding commercial, exception is cleared. Buyer Comment (2017-11-21): Galton does not include commercial properties in the calculation. The guide was previously silent and deferred to Fannie which excluded commercial properties. This has since been corrected in Galton Seller's 9/1 guide release. Please clear exception.	11/24/2017			1	A	12/X/2016	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202011037	07/24/2017	Credit	Credit	Miscellaneous	Missing Document: Credit Letter of Explanation (LOE) not provided		Borrower LOE regarding bankruptcy, paid collection and past derogatory housing history has not been provided as required per lender guidelines.		Reviewer Comment (2017-09-07): LOE provided.	09/07/2017			1	A	12/X/2016	AZ	Primary	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	Non QM	Non QM	No
202011037	07/19/2017	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003		Unable to locate the fully executed Final 1003.		Reviewer Comment (2017-09-29): 1003 provided.	09/29/2017			1	A	12/X/2016	AZ	Primary	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	Non QM	Non QM	No
202011038	07/24/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/09/2016)							2	B	11/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	N/A	N/A	No
202011040	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.			Reviewer Comment (2017-08-02): Final LE was without seller and matched closing CD.		08/02/2017		2	B	12/X/2016	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011040	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/06/2016 did not disclose number of months for Property Tax under Prepaids. (Final/12/06/2016)							2	B	12/X/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011040	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/06/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/06/2016)			Reviewer Comment (2017-08-23): Evidence of cure provided.		08/23/2017		2	B	12/X/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011040	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,826.88 exceeds tolerance of $2,296.00. Insufficient or no cure was provided to the borrower. (7200)	PC CD included cure, however missing evidence of refund delivery and LOE to borrower.		Reviewer Comment (2017-08-23): LOE, proof of delivery and copy of check were provided as cure documents.		08/23/2017		2	B	12/X/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011040	07/20/2017	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2017-12-06): Initial broker's 1003 was provided, missing lender's 1003. Buyer Comment (2017-12-06): Disagree. Initial signed 1003 is in the file.				2	B	12/X/2016	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011041	07/23/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Additional/10/17/2016)							2	B	11/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011041	07/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/16/2016 incorrectly disclosed whether the loan allows for Assumption. (Final/11/16/2016)							2	B	11/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011041	07/23/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $438.00 exceeds tolerance of $175.00 plus 10% or $192.50. Sufficient or excess cure was provided to the borrower at Closing. (0)					07/23/2017		1	A	11/XX/2016	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011041	07/23/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $16.30 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					07/23/2017		1	A	11/XX/2016	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011041	07/23/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7579)					07/23/2017		1	A	11/XX/2016	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011041	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/16/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/16/2016)	Security instrument was notarized 11/XX/2016						2	B	11/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011041	07/19/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2016, prior to three (3) business days from transaction date of 11/XX/2016.	Security instrument notarized 11/XX/2016
Reviewer Comment (2017-09-28): PCCD was provided along with LOE and evidence that loan originally funded on 11/23/16, which is sufficient to cure

Reviewer Comment (2017-08-22): Per closing CD issued 11/XX, loan funded on 11/XX which was within rescission period.  An updated PC CD was issued 12/2/16 showing correct disbursement date of 11/XX/16.  Please provide evidence that loan truly funded 11/XX/16 such as final settlement statement.

Seller Comment (2017-08-22): MD - EdgeMAC reviews the interest from date on the CD to determine disbursement and per the PCCD on 12/2/16, the disbursement date is 11/XX/16. EdgeMAC would not rely on wire instructions to determine disbursement. The customer was given the proper amount of time to rescind.
											09/28/2017		2	B	11/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011042	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 11/25/2016 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/11/25/2016)	Section B reflects the credit report fee paid to the Broker; payee must reflect the actual vendor in some manor (FBO, reimbursement to, etc). There is a post consummation CD in file which reflects the correct to this error that was mailed to the borrower.		Reviewer Comment (2017-07-28): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception.		07/28/2017		2	B	11/XX/2016	CA	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011042	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/25/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/25/2016)	Post consummation CD, proof of delivery, Lender's LOE and copy of check in file for tolerance cure.		Reviewer Comment (2017-07-31): Cured on PCCD		07/31/2017		2	B	11/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011042	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/11/25/2016)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $85,878.61 while closing CD seller's fees total $85,928.61.						2	B	11/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011042	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,242.35 exceeds tolerance of $3,689.00. Sufficient or excess cure was provided to the borrower. (7200)	Verified with post consummation CD, proof of delivery, Lender's LOE and copy of check in file.		Reviewer Comment (2017-07-31): Cured on PCCD		07/31/2017		2	B	11/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011042	07/24/2017	Credit	Assets	Asset Documentation	Asset Issue: Gift funds are missing evidence of receipt				Reviewer Comment (2017-09-14): Agree with lender's response, clearing the exception. Reviewer Comment (2017-09-14): Total gift funds $123,600.00; there are September 2016 & October 2016 bank statements for the borrower's account showing the funds were transferred from gift donor in two $1,800.00 transactions and final settlement statement shows 2 deposits received in escrow for $100,000.00 and $20,000.00 from the gift donors.	09/14/2017			1	A	11/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011043	07/25/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Missing Rate Lock. The only rate lock provided in the file was from application date of 9/16/2016 which reflected floating rate as of that date.						2	B	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011043	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/22/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/230458)	Variance of $4.49 due to the monthly insurance premium. Final CD shows monthly premium of $101.35 was used to calculate monthly escrow, however insurance documentation in file reflects actual monthly premium of $96.86.		Reviewer Comment (2017-10-10): Updated insurance was provided matching CD amounts. Buyer Comment (2017-10-09): MD 10/9/17, received USAA ins dec page showing ins premium is $1216.20 annually. Uploaded to AMC for review Reviewer Comment (2017-09-29): Seller comments indicate a new copy of updated HOI was provided, however no additional documents were provided. Exception remains.	10/10/2017			1	A	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011043	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section B	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 11/22/2016 disclosed Total Services Borrower Did Not Shop For (Section B) that does not match sum of fees. (Final/11/22/2016)	Section B shows total of $1,487.00, but total of all fees itemized is equal to $1,632.00. Post-close CD issued 12/30/2017 reflects corrected itemized fees, resulting in a correct total for Section B, however, the letter to borrower that accompanied the CD did not explain this correction to the borrower.						2	B	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011043	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section D	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 11/22/2016 disclosed Total Loan Costs (Borrower-Paid) (Section D) that does not match sum of fees. (Final/11/22/2016)	Line D shows total of $6,839.00, but total of all fees itemized is equal to $6,984.00. Post-close CD issued 12/30/2017 reflects corrected itemized fees, resulting in a correct total for Line D, however, the letter to borrower that accompanied the CD did not explain this correction to the borrower.						2	B	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011043	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/22/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/230458)	Variance of $4.49 due to the monthly insurance premium. Final CD shows monthly premium of $101.35 was used to calculate monthly escrow, however insurance documentation in file reflects actual monthly premium of $96.86.		Reviewer Comment (2017-10-10): Updated insurance was provided matching CD amounts. Buyer Comment (2017-10-09): MD 10/9/17, received USAA ins dec page showing ins premium is $1216.20 annually. Uploaded to AMC for review Reviewer Comment (2017-09-29): Seller comments indicate a new copy of updated HOI was provided, however no additional documents were provided. Exception remains.	10/10/2017			1	A	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011043	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/22/2016 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/230459)	Variance of $4.49 due to the monthly insurance premium. Final CD shows monthly premium of $101.35 was used to calculate monthly escrow, however insurance documentation in file reflects actual monthly premium of $96.86.		Reviewer Comment (2017-10-10): Updated insurance was provided matching CD amounts. Buyer Comment (2017-10-09): MD 10/9/17, received USAA ins dec page showing ins premium is $1216.20 annually. Uploaded to AMC for review Reviewer Comment (2017-09-29): Seller comments indicate a new copy of updated HOI was provided, however no additional documents were provided. Exception remains.	10/10/2017			1	A	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011043	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/22/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/11/22/2016)							2	B	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011043	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/22/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/11/22/2016)	Final CD reflects Closing Costs Financed of $11,948.95 vs actual costs financed of $11,332.61.						2	B	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011043	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/22/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/22/2016)	Tolerance cure of $28.34 was provided which is insufficient to cure total 0% violations of $162.00.
Reviewer Comment (2017-10-13): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Reviewer Comment (2017-08-17): 12/30/16 PC CD was provided with no changes to the copy previously in file.  Please provide the LOE to borrower accompanying Post Closing CD as required for cure.  Exception remains.

Reviewer Comment (2017-08-17): MD - The tolerance cure provide is sufficient. The appraisal was incorrectly disclosed at $595 on the Final CD, however lender reissued a PCCD correcting the zero tolerance fee down to the original charge of $450. The only fee that required a cure was the $17 increase in the points charged ($3757 vs $3740) Uploading PCCD for AMC review
											10/13/2017		2	B	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011043	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,757.00 exceeds tolerance of $3,740.00. Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as $3,740.00 on LE dated 11/1/2016, but disclosed as $3,757.00 on Final CD. $28.34 tolerance cure was issued at closing, however this is insufficient to cure entire 0% violation amount of $162.00.
Reviewer Comment (2017-10-10): COC was provided for fee increase.

Buyer Comment (2017-10-09): MD 10/9/17, received LOE to borrower explaining the decrease in appraisal fee to $450, uploaded to AMC for review

Reviewer Comment (2017-08-17): 12/30/16 PC CD was provided with no changes to the copy previously in file.  Please provide the LOE to borrower accompanying Post Closing CD as required for cure.  Exception remains.

Seller Comment (2017-08-17): MD - The tolerance cure provide is sufficient. The appraisal was incorrectly disclosed at $595 on the Final CD, however lender reissued a PCCD correcting the zero tolerance fee down to the original charge of $450. The only fee that required a cure was the $17 increase in the points charged ($3757 vs $3740) Uploading PCCD for AMC review
										10/10/2017			1	A	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011043	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as $450.00 on LE dated 9/16/2016, but disclosed as $595.00 on Final CD. It is noted that the Appraisal Invoice shows appraisal cost of $450.00. Also, total of fees reflected for Section B on the Final CD appears to have used figure of $450.00 for the appraisal fee, vs $595.00 (the total reflected does not match the actual total of itemized fees if added up manually). Post close CD issued 12/30/2016 reflects a revised appraisal fee of $450.00. However, LOE to borrower does not explain this correction to the borrower.		Reviewer Comment (2017-10-13): A letter of explanation to the borrower that accompanied a previously supplied PC CD was provided. This is the appropriate documentation required to cure the exception. Buyer Comment (2017-10-12): MD 10/12/17, uploaded PCCD, LOE and proof electronic delivery to AMC Reviewer Comment (2017-09-29): Per lender's response, they sent an updated CD, however this was not provided for diligence review. Exception remains.		10/13/2017		2	B	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011043	07/21/2017	Credit	Loan Package Documentation	Closing / Title	Loan is Interest Only and the Interest Only Rider is missing				Reviewer Comment (2017-08-18): I/O not required. Reviewer Comment (2017-08-18): Disagree as an Interest Only Rider is not always required. The Interest-Only Fixed Rate Note signed by the borrower properly disclosed all the necessary terms of the interest only feature of the loan. It clearly states the interest-only period, the payment amount during this period and the fully amortized payment for the remainder of the term. An Interest Only Rider is not required.	08/18/2017			1	A	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011043	07/25/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 1040 (2014), 1040 (2015)	Per guides, personal tax returns for past two years, including all schedules, is required.		Reviewer Comment (2017-09-14): Agree with seller's response that income docs are sufficient. Seller Comment (2017-09-14): Borrower is qualified using base salary and bonus income verified using paystubs and W2s. Transcripts in file show tax returns have no significant impact on the loan.	09/14/2017			1	A	11/XX/2016	VA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011044	07/20/2017	Compliance	Loan Package Documentation	Application / Processing	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Within 12 months of closing)				Reviewer Comment (2017-09-27): Recorded mortgage was provided.	09/27/2017			1	A	11/XX/2016	CA	Investment	Purchase		C	A	A	A	C	A	A	A	N/A	N/A	No
202011047	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/11/30/2016)	Seller CD missing from file.		Reviewer Comment (2017-08-17): Seller CD provided.	08/17/2017			1	A	11/XX/2016	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011047	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/30/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/30/2016)	Disclosure reflects Closing Date of (11/XX/16), but transaction consummation (mortgage notary) date was (12/XX/16).						2	B	11/XX/2016	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011047	08/17/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are greater than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/11/30/2016)	Added 8/17 upon review of seller CD provided as stip. Seller CD fees of $88,329.01 <> CD seller fees of $2,860.14.						2	B	11/XX/2016	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011048	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,225.00 exceeds tolerance of $1,200.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					07/20/2017		1	A	11/XX/2016	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011049	09/30/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/14/2016 incorrectly disclosed whether the loan allows for Assumption. (Final/12/14/2016)	Final Closing Disclosure disclosed the lender will not allow the loan to be Assumed however, the Note contains an Assumption Clause.						2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011050	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/09/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/09/2016)	Final Closing Disclosure dated 12/XX/2016 disclosed a Closing Date of 12/XX/2016. Deed of Trust was notarized on 12/XX/2016. CD provided post-closing disclosed a closing date of 12/XX/2016.
Reviewer Comment (2017-09-29): A closing statement was provided verifying funding date, however LOE to borrower accompanying PC CD was not provided.  Exception remains.

Reviewer Comment (2017-08-23): A PC CD was provided, however LOE to borrower, evidence of delivery and evidence of actual funding date such as final settlement statement are required to accompany PC CD.  Exception remains.

Seller Comment (2017-08-23): MD - , AMC indicated there is a PCCD with disbursement date of 12/XX/16, unclear what is left to resolve the exception. EdgeMAC reviews the interest from date on the CD to determine disbursement and per the PCCD on 12/21/16, the disbursement date is 12/XX/16. EdgeMAC would not rely on wire instructions to determine disbursement. The customer was given the proper amount of time to rescind.
													2	B	12/X/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011050	07/24/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2016, prior to three (3) business days from transaction date of 12/XX/2016.	Subject loan disbursed on 12/14/2016, which is less than 3 business days from the transaction date of 12/14/2016. File contains a Closing Disclosure provided post-closing with a disbursement date of 12/16/2016.
Reviewer Comment (2017-10-13): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-10-12): MD 10/12/17, uploading LOE and proof of delivery to AMC

Reviewer Comment (2017-09-29): A closing statement was provided verifying funding date, however LOE to borrower accompanying PC CD was not provided.  Exception remains.

Reviewer Comment (2017-08-23): A PC CD was provided, however LOE to borrower, evidence of delivery and evidence of actual funding date such as final settlement statement are required to accompany PC CD.  Exception remains.

Seller Comment (2017-08-23): MD - , AMC indicated there is a PCCD with disbursement date of 12/16/16, unclear what is left to resolve the exception. EdgeMAC reviews the interest from date on the CD to determine disbursement and per the PCCD on 12/21/16, the disbursement date is 12/16/16. EdgeMAC would not rely on wire instructions to determine disbursement. The customer was given the proper amount of time to rescind.
											10/13/2017		2	B	12/X/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011052	07/24/2017	Credit	Insurance	Insurance Documentation	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is $1,250,000, Loan Amount is $1,400,000		Reviewer Comment (2017-10-04): Blanket coverage cert was provided.	10/04/2017			1	A	11/XX/2016	CA	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	N/A	N/A	No
202011052	07/20/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 4506 or 4506-T	Missing signed 4506-T as required by guidelines for full doc loans.		Reviewer Comment (2017-10-24): Executed 4506t was provided in form of transcripts. Buyer Comment (2017-10-23): Tax transcripts in file, signed 4506T non material, please waive.	10/24/2017			1	A	11/XX/2016	CA	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	N/A	N/A	No
202011053	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2016)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2017-09-29): Evidence of timely receipt was provided.	09/29/2017			1	A	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202011053	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2016)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2017-09-29): Evidence of timely receipt was provided.	09/29/2017			1	A	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202011053	07/25/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/24/2016)			Reviewer Comment (2017-09-29): Evidence of timely receipt was provided.	09/29/2017			1	A	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202011054	07/24/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011054	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2016)	A Loan Estimate was provided on 12/7/16, loan closed 12/XX/16		Reviewer Comment (2017-09-14): Evidence of earlier receipt provided.	09/14/2017			1	A	12/XX/2016	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011055	07/21/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-10-04): Balance sheet was provided, file is now QM.	10/04/2017			1	A	12/XX/2016	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011055	07/25/2017	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Missing balance sheet.		Reviewer Comment (2017-10-04): Balance sheet was provided, file is now QM. Reviewer Comment (2017-09-14): Balance sheet was not located in file, please upload or provide page number of 1330. Thanks Seller Comment (2017-09-14): December 2016 YTD Balance Sheet in file.	10/04/2017			1	A	12/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202011056	07/24/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX - Employment Only	VVOE within 10 days of note date not located in the file		Reviewer Comment (2017-09-07): VOE within 10 days provided.	09/07/2017			1	A	12/X/2016	CA	Investment	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	N/A	N/A	No
202011056	07/24/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/16/2016)	Evidence of receipt not located in the file						2	B	12/X/2016	CA	Investment	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	N/A	N/A	No
202011056	07/20/2017	Compliance	Loan Package Documentation	Closing / Title	Missing Document: Note - Subject Lien not provided				Reviewer Comment (2017-09-27): Missing Note was provided. Reviewer Comment (2017-08-17): Note provided as STIP was for borrower's primary residence and was included in loan file. Please provide Note for subject transaction, XXX. Exception remains. Seller Comment (2017-08-17): MD - Uploaded Note showing principal loan amount of $XXX to AMC for review	09/27/2017			1	A	12/X/2016	CA	Investment	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	N/A	N/A	No
202011056	07/20/2017	Credit	Loan Package Documentation	Closing / Title	Missing Document: Security Instrument not provided				Reviewer Comment (2017-08-18): Mortgage for subject provided. Seller Comment (2017-08-18): Copy of the Mortgage was already in the file. Re-uploading for AMC's review.	08/18/2017			1	A	12/X/2016	CA	Investment	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	N/A	N/A	No
202011056	07/24/2017	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003		Page 3 of final 1003 not located in the file (see pg 910)		Reviewer Comment (2017-10-23): Complete 1003 provided. Buyer Comment (2017-10-20): Final signed 1003 uploaded.	10/23/2017			1	A	12/X/2016	CA	Investment	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	N/A	N/A	No
202011057	10/02/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Final CD reflects real estate transaction fee to Keller Williams disclosed in Section C; should be in Section H.						2	B	12/X/2016	CA	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011057	10/02/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-10-10): Tape data showed loan as QM, per lenders comment loan was intended as QM rebuttable presumption, clearing the exception. Buyer Comment (2017-10-09): MD 10/9/17 - Loan shows as QM - Rebuttable Presumption and not Higher priced or safe harbor. Unable to determine how AMC determined designation. Uploading CE report that shows loan as QM rebuttable presumption	10/27/2017			1	A	12/X/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011057	10/02/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Additional Property Taxes Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/06/2016 did not disclose number of months for Additional Property Taxes under Prepaids. (Final/12/06/2016)	Final CD reflects $3,682.05 in taxes paid by seller. Does not disclose number of months paid.						2	B	12/X/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011057	10/02/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/06/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/12/06/2016)	Final CD reflects insurance annual premium of $859.80 which would be $71.65/mo. However Final CD reflects insurance payment of $69.75/mo.						2	B	12/X/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011057	10/02/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2016)	Initial CD issued on 11/XX/16 is not executed by borrowers and therefore presumed received on 12/XX/16, which is not at least three business days prior to closing.		Reviewer Comment (2017-10-10): Evidence of earlier receipt was provided. Buyer Comment (2017-10-09): MD 10/9/2017 - Lender edisclosed to the borrower. Providing screenshot of edisclosure details to AMC to show customer received the initial CD on 11/30/16	10/10/2017			1	A	12/X/2016	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202011057	10/02/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/12/06/2016)							2	B	12/X/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011057	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	12/X/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202011058	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/19/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/19/2016)	Final Closing Disclosure provided on 12/XX/2016 disclosed a Closing Date that did not match the actual date of consummation. (12/XX/16 vs 12/XX/16)						2	B	12/XX/2016	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011060	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/22/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/22/2016)			Reviewer Comment (2017-07-24): Lender re-disclosed CD on 12/21/2016 correcting closing date to 11/XX/2016 and disbursement date to 12/XX/2016		07/24/2017		1	A	11/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011060	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/22/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/11/22/2016)	Amount disclosed on Final CD included $775.00 fee paid by borrower before closing.						2	B	11/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011061	07/21/2017	Property	Property - Appraisal	General Appraisal Requirements	Valuation Exception:		Second Appraisal with report date of 10/25/2016 missing Comparable Rent Schedule as subject is an Investment Property.		Reviewer Comment (2017-10-19): Appraisals were provided with 1007 attached, clearing exception. Buyer Comment (2017-10-19): Disagree. Both appraisals in the file have a rental survey.	10/19/2017			1	A	11/XX/2016	CA	Investment	Refinance - Rate/Term		C	A	A	A	A	A	C	A	N/A	N/A	No
202011062	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/14/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/14/2016)							2	B	12/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011062	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/12/14/2016)							2	B	12/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011063	09/29/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:			Reviewer Comment (2017-11-07): Inspection provided. Buyer Comment (2017-11-06): FEMA disaster inspection uploaded.	11/07/2017			1	A	12/XX/2016	FL	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	ATR Risk	No
202011063	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Borrower Closing Costs	TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on 12/15/2016 disclosed Total Closing Costs that does not match Total Closing Costs (Borrower-Paid) on page 2. (Final/12/15/2016)							2	B	12/XX/2016	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	ATR Risk	Yes
202011063	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Borrower Paid Other Costs Total Section J	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/15/2016 disclosed Total Closing Costs (Borrower-Paid) (Section J) that does not match sum of fees. (Final/12/15/2016)							2	B	12/XX/2016	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	ATR Risk	Yes
202011063	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller Value - Total Closing Costs	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 12/15/2016 disclosed a final value for Total Closing Costs that does not match Total Closing Costs (Borrower-Paid) disclosed on page 2. (Final/12/15/2016)							2	B	12/XX/2016	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	ATR Risk	Yes
202011063	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $195.40 exceeds tolerance of $0.00 plus 10% or $0.00. Sufficient or excess cure was provided to the borrower at Closing. (0)			Reviewer Comment (2017-07-26): Final Closing Disclosures reflect cure of $2,726.52 Reviewer Comment (2017-07-26): no comments		07/26/2017		1	A	12/XX/2016	FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	ATR Risk	Yes
202011063	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,412.40 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2017-07-26): Final Closing Disclosures reflect cure of $2,726.52 Reviewer Comment (2017-07-26): no comment		07/26/2017		1	A	12/XX/2016	FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	ATR Risk	Yes
202011063	09/22/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-09-22): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	12/XX/2016	FL	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	B	B	A	A	B	B	A	A	Non QM	ATR Risk	Yes
202011063	09/22/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-09-22): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	12/XX/2016	FL	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	ATR Risk	No
202011064	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,275.00 exceeds tolerance of $3,250.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Fee was disclosed as $3,250 on Loan Estimate, however disclosed as $3,275 on Closing Disclosure. Sufficient cure provided on Final CD.				07/24/2017		1	A	11/XX/2016	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011064	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/18/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/11/18/2016)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.						2	B	11/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011065	09/29/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/01/2016)							2	B	11/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202011065	09/29/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	The rate lock was not provided.						2	B	11/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202011067	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	12/X/2016	NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Tax returns are not signed		Reviewer Comment (2017-10-23): Per sellers comment, loan was resubmitted as Non-QM. Buyer Comment (2017-10-20): Change loan to non-QM. Galton guidelines do not require signed tax returns.	10/23/2017			1	A	12/X/2016	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Tax returns are not signed		Reviewer Comment (2017-10-23): Per sellers comment, loan was resubmitted as Non-QM. Buyer Comment (2017-10-20): Change loan to non-QM. Galton guidelines do not require signed tax returns.	10/23/2017			1	A	12/X/2016	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership)	Tax returns are not signed		Reviewer Comment (2017-10-23): Per sellers comment, loan was resubmitted as Non-QM. Buyer Comment (2017-10-20): Change loan to non-QM. Galton guidelines do not require signed tax returns.	10/23/2017			1	A	12/X/2016	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership)	Tax returns are not signed		Reviewer Comment (2017-10-23): Per sellers comment, loan was resubmitted as Non-QM. Buyer Comment (2017-10-20): Change loan to non-QM. Galton guidelines do not require signed tax returns.	10/23/2017			1	A	12/X/2016	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Tax returns are not signed		Reviewer Comment (2017-10-23): Per sellers comment, loan was resubmitted as Non-QM. Buyer Comment (2017-10-20): Change loan to non-QM. Galton guidelines do not require signed tax returns.	10/23/2017			1	A	12/X/2016	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-10-23): Per sellers comment, loan was resubmitted as Non-QM. Buyer Comment (2017-10-20): Change loan to non-QM.	10/27/2017			1	A	12/X/2016	NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	B	12/X/2016	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202011067	07/20/2017	Compliance	Compliance	State Compliance	Nevada Home Loan (Property Insurance Exceeds Replacement Value)	Nevada Home Loan: Property insurance exceeds the replacement value of the property.			Reviewer Comment (2017-10-30): Updated hazard policy with lower premium and coverage was provided.	10/30/2017			1	A	12/X/2016	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/02/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/229888)	Hazard insurance amount on policy does not match the amount on the final CD
Reviewer Comment (2017-10-30): Updated hazard policy with lower premium and coverage was provided.

Buyer Comment (2017-10-30): Seller provided correct HOI...see attached.

Reviewer Comment (2017-09-08): Seller comment verified hazard escrow should be $224.42, however on final CD issued 12/2/16, hazard escrow was only $117.58.  Exception remains.

Seller Comment (2017-09-08): MD - Annual premium on hazard policy is $2693 (= $224.42/month) which is what is disclosed in section G and is correct in the projected payments calculation of Escrow costs of $805.12/month ($580.70 + 224.42). Uploaded hazard policy in file so AMC can compare to 12/2/16 CD
										10/30/2017			1	A	12/X/2016	NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/02/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/229888)	Hazard insurance amount on policy does not match the amount on the final CD
Reviewer Comment (2017-10-30): Updated hazard policy with lower premium and coverage was provided.

Reviewer Comment (2017-09-08): Seller comment verified hazard escrow should be $224.42, however on final CD issued 12/2/16, hazard escrow was only $117.58.  Exception remains.

Reviewer Comment (2017-09-08): MD - Annual premium on hazard policy is $2693 (= $224.42/month) which is what is disclosed in section G and is correct in the projected payments calculation of Escrow costs of $805.12/month ($580.70 + 224.42), so total payment of $3,854.25/month is correct.  Uploaded hazard policy in file so AMC can compare to 12/2/16 CD
										10/30/2017			1	A	12/X/2016	NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/02/2016 did not disclose number of months for Property Tax under Prepaids. (Final/12/02/2016)	Field is blank						2	B	12/X/2016	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/02/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/02/2016)			Reviewer Comment (2017-09-08): COC was provided for 2nd appraisal fee addition.	09/08/2017			1	A	12/X/2016	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/12/02/2016)							2	B	12/X/2016	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011067	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)			Reviewer Comment (2017-09-08): COC was provided for 2nd appraisal fee addition. Reviewer Comment (2017-09-08): MD - 2nd appraisal fee was first added on 10/26 LE with a valid COC, no tolerance violation occurred. Uploading 10/26 LE and COC for AMC review	09/08/2017			1	A	12/X/2016	NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011067	07/20/2017	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX / End Date: 10/19/2016 // Account Type: Checking / Account Number: XXX	Per the guide (page 94) two months of bank statements is required. XXX statement contained 30 days of transaction history (page 920).		Reviewer Comment (2017-11-14): Assets were excluded and sufficient funds to close and reserves still existed, clearing exception. Buyer Comment (2017-11-13): Disagree. The XXX account ending XXX is not needed for cash to close or reserves. Borrower has sufficient assets without the use of funds from this account. Additional statement not required. See reserve calculation provided.	11/14/2017			1	A	12/X/2016	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202011068	07/24/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 20.62 is less than Guideline PITIA months reserves of 24.00.	6 months reserves on each financed property required.
Reviewer Comment (2017-10-23): Additional reserves not required due to lack of borrower liability.

Buyer Comment (2017-10-19): The two commercial properties are held in a trust, and the borrower's are not personally liable for the mortgage debt.  Galton would only require additional reserves if the borrower was personally liable.

Reviewer Comment (2017-09-27): Per seller's comment, commercial property is not included.however the Galton Seller's guide does not specify.  The properties were listed on 1003 and verification of financing was included, guidelines state all financed properties which would result in required reserves of $105,860.  Since guides do not specify to exclude the commercial properties, referring to Galton for final disposition.

Seller Comment (2017-09-27): Disagree.    Borrower has sufficient reserves.  Per Galton guidelines 9 months required for the subject property for PITIA of $3,457.02 = $31,113.18, and 6 months for primary residence using primary residence PITIA of $1,526.82 = $9,160.92, for a total of 15 months and $40,274.10 required reserves.  Total reserves calculated are $74,798.35 less cash to close of $1,996.67 = $72,801.68, which is sufficient.  Commercial properties PITIA is not required to be included in the reserve calculation.
										10/23/2017			1	A	12/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	N/A	N/A	No
202011069	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	12/XX/2016	NV	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011069	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 08/09/2016 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/08/09/2016)	Borrower consented to electronic disclosures on 08/12/2016 however, Loan Estimate was electronically provided to the borrower on 08/12/2016.						2	B	12/XX/2016	NV	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
202011069	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/12/28/2016)	Seller's Final Closing Disclosure disclosed total seller paid fees of $941.85. Buyer's Final Closing Disclosure disclosed seller paid fees of $479.06. Calculated seller paid fees are $578.09 and Buyer's CD provided post-closing disclosed seller paid fees of $1,288.89.						2	B	12/XX/2016	NV	Second Home	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011069	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Appraisal Re-Inspection Fee was not disclosed on the LE dated 08/09/2016, but disclosed as $100.00 on Final Closing Disclosure. Sufficient cure of $116.00 was disclosed on the Final Closing Disclosure.				07/25/2017		1	A	12/XX/2016	NV	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011069	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $76.00 exceeds tolerance of $60.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Credit Report Fee was disclosed as $60.00 on the LE dated 08/09/2016, but disclosed as $76.00 on Final Closing Disclosure. Sufficient cure of $116.00 was disclosed on the Final Closing Disclosure.				07/25/2017		1	A	12/XX/2016	NV	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011069	07/21/2017	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship)	UPDATED 10/16 Only Balance sheet to accompany 2016 P&L statement is required to meet QM requirements. Borrower is a Schedule C self employed owner of House Rental. File is missing a CPA letter and verbal verification of employment dated within 5 days of the loan closing, as required by Galton Funding Seller Guide (06/28/2016).
Reviewer Comment (2017-10-24): Per sellers comments, loan was intended as Non-QM.

Buyer Comment (2017-10-23): Change to Non QM.  Please waive.

Reviewer Comment (2017-10-16): Upon re-review, only a balance sheet sheet to accompany 2016 P&L statement is required to meet QM requirements.  No CPA letter or verbal verification is required.  Please provide balance sheet to meet qm requirement and clear exception.  Thanks.

Buyer Comment (2017-10-16): Disagree.  Schedule C income was to capture expenses, with no gross receipts, and would not be considered a business.  Borrower has rental properties, and managing rental properties does not require a CPA letter.
										10/24/2017			1	A	12/XX/2016	NV	Second Home	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
202011069	07/21/2017	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship)	Borrower is a Schedule C self employed owner of XXX. File is missing a CPA letter and verbal verification of employment dated within 5 days of the loan closing, as required by Galton Funding Seller Guide (06/28/2016).
Reviewer Comment (2017-10-24): Per sellers comments, loan was intended as Non-QM.

Buyer Comment (2017-10-23): Change to Non QM.  Please waive.

Reviewer Comment (2017-10-16): Upon re-review, only a balance sheet sheet to accompany 2016 P&L statement is required to meet QM requirements.  No CPA letter or verbal verification is required.  Please provide balance sheet to meet qm requirement and clear exception.  Thanks.

Buyer Comment (2017-10-16): Disagree.  Schedule C income has captured expenses, with no gross receipts, and would not be considered a business.  Borrower has rental properties, and managing rental properties does not require a CPA letter.  If negative income from this source and the rental house schedule C is included in the final calculation the debt to income ratio is 41.24% which is still within guideline maximum of 43.00%.
										10/24/2017			1	A	12/XX/2016	NV	Second Home	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
202011069	07/21/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	QM violation due to missing self-employed documentation.
Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.

Reviewer Comment (2017-10-24): Per sellers comments, loan was intended as Non-QM.

Buyer Comment (2017-10-23): Change to Non QM.

Reviewer Comment (2017-10-16): Upon re-review, only a balance sheet sheet to accompany 2016 P&L statement is required to meet QM requirements.  No CPA letter or verbal verification is required.  Please provide balance sheet to meet qm requirement and clear exception.  Thanks.

Buyer Comment (2017-10-16): Disagree.  Schedule C income was to capture expenses, with no gross receipts, and would not be considered a business.  Borrower has rental properties, and managing rental properties does not require a CPA letter.
										10/27/2017			1	A	12/XX/2016	NV	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011069	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/28/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/28/2016)	Final Closing Disclosure dated 12/XX/2016 disclosed a Closing Date of 12/XX/2016. Deed of Trust was notarized on 12/XX/2016. CD provided post-closing disclosed the same incorrect closing date of 12/XX/2016.						2	B	12/XX/2016	NV	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202011070	07/26/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.43600% or Final Disclosure APR of 5.43600% is in excess of allowable threshold of APOR 3.61% + 1.5%, or 5.11000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-08-11): The exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
202011070	07/26/2017	Compliance	Compliance	Federal Compliance	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay)	Federal Higher-Priced Mortgage Loan (Dodd-Frank 2014): Non-compliant – Ability to Repay requirements not satisfied.			Reviewer Comment (2017-08-11): The exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
202011070	07/26/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 5.43600% or Final Disclosure APR of 5.43600% is in excess of allowable threshold of APOR 3.61% + 1.5%, or 5.11000%. Compliant Higher Priced Loan.	All fees have been verified as entered. The loan is higher priced as indicated on the compliance report (p34)		Reviewer Comment (2017-08-02): Compliant CA State HPML			08/02/2017	1	A	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
202011070	07/26/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $366,368.80 is greater than Guideline total cash-out of $300,000.00.	Borrowers are paying off a seasoned first and a non-purchase money second/Heloc which was originated in March 2016 and includes draws exceeding $2,000.00. Payoff of the Heloc has been included in the cash out proceeds.	782 representative FICO score > 680 guideline minimum 196 months reserves > 9 months guideline minimum	Reviewer Comment (2017-12-20): Waived with compensating factors. Buyer Comment (2017-12-19): Please waive, Galton noted compensating factors. Reviewer Comment (2017-12-06): No resolution was provided. Compensating factors were provided but no waiver request. Unable to clear. Buyer Comment (2017-12-04): The borrower's cashout amount did exceed, however, this is non-material as borrower has over $730,000 in reserves and required was $30,794. Borrowers have lived in subject for 14 years with over 60 months mortgage rating 0x30, FICO at 795, and only 17% revolving credit usage.			12/20/2017	2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
202011070	07/24/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-08-11): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
202011070	07/24/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-08-11): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
202011070	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/27/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/27/2016)	The note, security instrument and final CD disclosed a closing date of 12/XX/16. Consummation did not take place until 12/XX. The post close CD disclosed the correct closing date, however, evidence of a refund of additional cash out amount due to the borrower has not been provided.						2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
202011073	07/26/2017	Compliance	Loan Package Documentation	Closing / Title	Missing Document: Note - Subject Lien not provided		The note has not been provided.		Reviewer Comment (2017-08-21): The note was provided.	08/21/2017			1	A	12/XX/2016	TX	Investment	Refinance - Rate/Term		D	B	D	A	D	B	A	A	N/A	N/A	No
202011073	07/26/2017	Credit	Loan Package Documentation	Closing / Title	Missing Document: Security Instrument not provided		The security instrument has not been provided.		Reviewer Comment (2017-08-21): Security agreement was provided.	08/21/2017			1	A	12/XX/2016	TX	Investment	Refinance - Rate/Term		D	B	D	A	D	B	A	A	N/A	N/A	No
202011073	07/28/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock agreement has not been provided.						2	B	12/XX/2016	TX	Investment	Refinance - Rate/Term		D	B	D	A	D	B	A	A	N/A	N/A	No
202011073	07/28/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX The Work Number - Employment Only	VVOE within 5 days of closing has not been provided as required by guidelines.		Reviewer Comment (2017-09-27): Seller provided updated VOE clearing the exception. Seller Comment (2017-09-27): Disagree. Per Galton guidelines, a verbal verification of employment is required to be within 10 days of the closing date. See matrix, and guidelines pasted below. The Equifax verification of employment is verified on 12/22/2016 and the closing date is 12/XX/2016.	09/27/2017			1	A	12/XX/2016	TX	Investment	Refinance - Rate/Term		D	B	D	A	D	B	A	A	N/A	N/A	No
202011077	07/19/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/23/2016)							2	B	10/X/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011077	07/17/2017	Compliance	Compliance	Federal Compliance	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Reviewer Comment (2017-08-14): FCTA notice provvided. Seller Comment (2017-08-14): MD - Compliance validates that the creditor/broker provided the Notice to Home Loan Applicant or other allowable disclosure notice, which contains the FACTA requirements in it, so there is no requirement for a separate disclosure. For this loan, the lender provided a multi-disclosure notice, which contains the requirements of FCRA credit report disclosure. Uploading to AMC for review.	08/14/2017			1	A	10/X/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011077	07/17/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Reviewer Comment (2017-08-15): RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Reviewer Comment (2017-08-14): Exception is graded as a level 2, and requires evidence of earlier receipt to clear to level 1.  Exception remains.

Seller Comment (2017-08-14): MD - Affiliated Business Arrangement is in the file and was provided on 9/7/16 (same as app date). Uploaded to AMC for review. Furthermore, there is no requirment in §1024.15 that states it must be provided within 3 business days of application, the regs states " The disclosures must be provided on a separate piece of paper no later than the time of each referral or, if the lender requires use of a particular provider, the time of loan application, except" and then it list three provisional exceptions. We ask that this requirment be removed as there is no clear language to support requiring it within 3 days of application.
													2	B	10/X/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011077	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 10/04/2016 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/10/04/2016)	Final Closing Disclosure reflects an Application Fee in section A payable to Lender affiliate.						2	B	10/X/2016	CA	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011077	07/17/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/10/04/2016)							2	B	10/X/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011078	07/23/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/12/05/2016)	Evidence that the borrowers were provided a copy of the appraisal has not been provided.						2	B	12/XX/2016	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
202011081	07/26/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	B	1/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011081	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/06/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/06/2017)	$435 was paid before closing						2	B	1/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011081	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Payment Interest Only Until	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/06/2017 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/01/06/2017)	10 Year I/O Loan Product
Reviewer Comment (2017-09-21): Excepton was due to tears vs months comparison and is cleared.

Seller Comment (2017-09-21): MD - All elements of the AP table appear correct and inline with the Projected Payments section of the CD and section 3 of the Note. The AP table states IO is for 120 months, the first (and only) change occurs at month 121, there is no subsequent changes and the max payment is $4015. There is no requirement in 1026.38(m) to show the unrounded payment of $1014.52.  The Monthly P&I payment disclosed in the Loan Terms section is also correct, the lender should disclose the payment that is due at the time the loan consummates and not the higher payment once the principal is added in month 121. AMC to provide further details as to what they feel is incorrect.
										09/21/2017			1	A	1/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011081	07/26/2017	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 09/30/2016 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX	Statement dated 9/30/16, loan closed 1/7/17. Guidelines require asset statements to be less than 90 days old.
Reviewer Comment (2017-10-23): 10/1/16 to 12/29/16 update of 1749-06 was provided, clearing exception.

Buyer Comment (2017-10-20): First Entertainment 1749-00 has $5.00 through 09/30/2016 and 1749-06 had $5,516.23 through 09/30/2016, and 1749-06 has $5,518.08 through 11/30/2016. See statements provided from file, and breakdown of assets used and reserve calculator.

Reviewer Comment (2017-09-27): Seller comment indicates the account in question was for $5 and not required.  However, account was actually $5,516.23 in retirement funds and is needed for reserves.  File included 3 other accounts from XXX with balances of $55.23, $12,185.68 and $6507.18 and a XXX stock account of $5,048.61.  This totals $23,796.70 and does not meet reserves required of $25,282.44.  Exception remains.

Reviewer Comment (2017-09-27): Disagree.  The assets from XXX account ending, XXX in the amount of $5.00 were not needed and not included in the reserve calculation for the subject loan.   Borrower has sufficient assets in the amount of $26,831.65 from other accounts within 90 days of the closing date.  Required reserves are $25,282.44.
										10/23/2017			1	A	1/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011082	09/22/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-09-22): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	1/X/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	ATR Risk	No
202011082	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/04/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/04/2017)			Reviewer Comment (2017-07-27): Lender cured with post consummation CD dated 1/12/2017 reflecting a correct closing date of 1/XX/2017.		07/27/2017		1	A	1/X/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	ATR Risk	Yes
202011082	09/22/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-09-22): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	1/X/2017	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	B	B	A	A	B	B	A	A	Non QM	ATR Risk	Yes
202011084	07/26/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation Disclosure was not provided in imaged file.						2	B	12/XX/2016	UT	Primary	Refinance - Rate/Term		C	C	A	A	C	C	A	A	Non QM	Non QM	No
202011084	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/23/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/23/2016)	Loan Discount Points were disclosed as $9,700.00 on the LE dated 11/21/2016, but disclosed as $10,912.50 on Final Closing Disclosure. Change of Circumstance and redisclosed CD dated 12/14/2016 disclosed the loan was extended and a valid increase is the Loan Discount Points however the CD was > 7 days before closing and did not reset baseline fee.		Reviewer Comment (2017-08-23): Per email, exception may be waived, referring to Galton for final disposition. Seller Comment (2017-08-23): MD - Galton waived the "black hole" scenario that was created with the CD disclosure timing issue. Uploaded email correspondance to AMC for review				2	B	12/XX/2016	UT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011084	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $10,912.50 exceeds tolerance of $9,700.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points were disclosed as $9,700.00 on the LE dated 11/21/2016, but disclosed as $10,912.50 on Final Closing Disclosure. Change of Circumstance and redisclosed CD dated 12/14/2016 disclosed the loan was extended and a valid increase is the Loan Discount Points however the CD was > 7 days before closing and did not reset baseline fee.
Buyer Comment (2017-10-13): MD 10/13/17, in reviewing the email chain, appears Galton waived black hole condition for a total of 5 files, this loan (Osthed) was 1 of the 5, please re-review page 2 of the email chain.

Reviewer Comment (2017-09-25): The email chain that was provided as a stip which grants a waiver is not for this file.

Reviewer Comment (2017-08-23): Per email, exception may be waived, referring to Galton for final disposition.

Seller Comment (2017-08-23): MD - Galton waived the "black hole" scenario that was created with the CD disclosure timing issue. Uploaded email correspondance to AMC for review
													3	C	12/XX/2016	UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011085	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	The initial LE dated 10/27/2016 is provided on the for for transactions "with seller's". All other LE's and CD's are provided on the "without seller's" form.						2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011085	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/15/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/15/2016)	Cure for Credit Report Fee of $42.00 was not provided.		Reviewer Comment (2017-09-29): COC was provided for 11/07/16 LE for credit report fee increase.	09/29/2017			1	A	12/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011085	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $42.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7520)	Fee was not disclosed on the initial Loan Estimate. It was disclosed on the 11/07/2016 interim LE without a change circumstance being documented.		Reviewer Comment (2017-09-29): COC was provided for 11/07/16 LE for credit report fee increase.	09/29/2017			1	A	12/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011086	07/21/2017	Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		EdgeMAC did not clarify in the condition for the VOR that 24 months were required so the missing 2 months verification of rent is waived. The VOM is missing 12 months verification that is being waived as this verification is coming from Australia and the credit grade is being lowered to an A to compensate for the missing documentation.	Borrower's have residual income of $39,450 which is considerably higher than the minimum requirement The borrowers both have 10 years in their field of work as an Engineer and a Partner in a Law Firm.	Reviewer Comment (2017-08-10): Waived at origination.			08/10/2017	2	B	12/X/2016	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	No
202011086	07/21/2017	Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	Missing documentation of borrower's employment with XXX from 4/4/16-10/17/16. File does not contain a W2, final paystub or other 3rd party verification.		Reviewer Comment (2017-09-27): Per seller's response, removed borrower's income and co-borrower's properly verified income is still sufficient to support qualifying DTI.	09/27/2017			1	A	12/X/2016	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	No
202011086	07/21/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-09-27): Per seller's response, removed borrower's income and co-borrower's properly verified income is still sufficient to support qualifying DTI.	09/27/2017			1	A	12/X/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
202011086	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $79.64 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					07/21/2017		1	A	12/X/2016	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
202011090	07/19/2017	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX	The credit report on page 651 is expired. The supplements on pages 671 & 681 do not reflect all the trade-lines on the original credit report. Per the guidelines the credit report must be within 90 days of the closing date.	30% DTI on this full documentation loan < 50% guideline max 53 months reserves > 27 months required Borrower has job stability for 21 years self-employed
Reviewer Comment (2017-10-19): Waved per client with compensating factors.

Buyer Comment (2017-10-19): Waive condition.  File has documented compensating factors.

Reviewer Comment (2017-10-12): Comment states issue is not material and lists compensating factors.  However no request to waive was indicated.  Unable to clear exception.

Buyer Comment (2017-10-11): Credit Report expired 01/04/2017 and the loan closed 01/XX/2017, which is two days and non material.  Supplemental reports provided for update of tradelines to 12/30/2017.  Score on credit report is 730.  Loan is 80.00% LTV, which requires a 680 fico score.  Borrower’s score can drop 50 points and still qualify.  Compensating factors are as follows:  25 years in home, 28 years self employed, and no lates on the credit report within the most recent 2 years.
												10/19/2017	2	B	1/X/2017	OR	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
202011090	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	1/X/2017	OR	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
202011090	07/19/2017	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Tax Returns and Financial Statements not signed by borrower.		Reviewer Comment (2017-10-12): Per lender's comments, loan was converted to Non-QM and subsequently QM exceptions are no longer valid. Buyer Comment (2017-10-11): Change to Non QM. Meets Galton guidelines.	10/12/2017			1	A	1/X/2017	OR	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
202011090	07/19/2017	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Tax Returns and Financial Statements not signed by borrower		Reviewer Comment (2017-10-12): Per lender's comments, loan was converted to Non-QM and subsequently QM exceptions are no longer valid. Buyer Comment (2017-10-11): Change to Non QM. Meets Galton guidelines.	10/12/2017			1	A	1/X/2017	OR	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
202011090	07/19/2017	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	Tax Returns and Financial Statements not signed by borrower		Reviewer Comment (2017-10-12): Per lender's comments, loan was converted to Non-QM and subsequently QM exceptions are no longer valid. Buyer Comment (2017-10-11): Change to Non QM. Meets Galton guidelines.	10/12/2017			1	A	1/X/2017	OR	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
202011090	07/19/2017	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Tax Returns and Financial Statements not signed by borrower		Reviewer Comment (2017-10-12): Per lender's comments, loan was converted to Non-QM and subsequently QM exceptions are no longer valid. Buyer Comment (2017-10-11): Change to Non QM. Meets Galton guidelines.	10/12/2017			1	A	1/X/2017	OR	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
202011090	07/19/2017	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Tax Returns and Financial Statements not signed by borrower		Reviewer Comment (2017-10-12): Per lender's comments, loan was converted to Non-QM and subsequently QM exceptions are no longer valid. Buyer Comment (2017-10-11): Change to Non QM. Meets Galton guidelines.	10/12/2017			1	A	1/X/2017	OR	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
202011090	07/19/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-10-12): Per lender's comments, loan was converted to Non-QM and subsequently QM exceptions are no longer valid. Buyer Comment (2017-10-11): Change to Non QM.	10/27/2017			1	A	1/X/2017	OR	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
202011090	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/06/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/06/2017)			Reviewer Comment (2017-08-22): Fee was reclassified as 10% and cleared exception.	08/22/2017			1	A	1/X/2017	OR	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
202011090	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Government Service Fee. Fee Amount of $5.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	No cure located in file.		Reviewer Comment (2017-08-22): Fee was reclassified as 10% and cleared exception. Seller Comment (2017-08-22): MD - Compliance initially conditioned the loan for an increase in zero percent fees without sufficient cure, however lender supplied an additional LE and COC to support the increase in fees. Redisclosure was sufficient and the loan no longer failed TRID tolerance violation. Uploaded conditioned LE, COC and CE report for tolerance tracking.	08/22/2017			1	A	1/X/2017	OR	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
202011091	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/26/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/26/2016)	The note, security instrument and final CD disclosed a closing date of 12/XX/16. Consummation did not take place until 12/XX. The post close CDs also disclosed a closing date of 12/XX/16.						2	B	12/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011091	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2016)	Evidence of earlier borrower receipt has not been provided.		Reviewer Comment (2017-09-12): Evidence of earlier receipt provided. Seller Comment (2017-09-12): MD - customer received and viewed the TRID disclosure via email on 12/21/16. Uploading eReceipt "audit trail" for review by AMC	09/12/2017			1	A	12/XX/2016	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011091	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/12/26/2016)	The Sellers CD has not been provided.						2	B	12/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011092	07/26/2017	Property	Property - Appraisal	Appraisal Documentation	Missing secondary valuation product required for securitization.		Secondary review/CDA not located in file.		Reviewer Comment (2017-08-18): CDA provided. Seller Comment (2017-08-18): Disagree - Clear Capital CDA report was already in the file; re-uploading for AMC's review.	08/18/2017			1	A	1/X/2017	CA	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
202011095	07/20/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	B	12/XX/2016	HI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011095	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/20/2016 did not disclose number of months for Property Tax under Prepaids. (Final/12/20/2016)							2	B	12/XX/2016	HI	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011095	07/24/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	12/XX/2016	HI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011095	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $595.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					07/24/2017		1	A	12/XX/2016	HI	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011096	07/26/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.64882% exceeds Guideline total debt ratio of 50.00000%.	Lender excluded 2 Amex revolving debts, unable to determine why. This is the reason for the higher audited DTI.		Reviewer Comment (2017-09-27): Agree with seller's response, 30 day accounts were excluded and DTI is within tolerance. Seller Comment (2017-09-27): Disagree. XXX accounts paid monthly are subtracted from the assets. The two XXX account types are “Open” accounts per the credit report, not “revolving” accounts. See guidelines snag-it below from page 76.	09/27/2017			1	A	12/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202011098	11/03/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:	Added 11/3/17, loan reviewed prior to disaster.		Reviewer Comment (2017-12-13): Post disaster inspection provided. Buyer Comment (2017-12-12): FEMA Disaster Inspection	12/13/2017			1	A	1/X/2017	CA	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No
202011098	07/26/2017	Credit	Property - Appraisal	General Appraisal Requirements	Appraiser did not analyze the purchase contract		The contract sales price on the appraisal is $1,850,000.00 with -0- seller paid costs. The final sales price per contract addendum signed on 12/28 is $1,841,900.00 with seller concessions of $25,000. These terms were not updated on the appraisal.		Reviewer Comment (2017-10-18): Appraisal was accurate at time of completion, final changes made 5 days prior to close. Buyer Comment (2017-10-18): NOT APART OF THE SCOPE. Edgemac will not have the appraiser make changes to seller concessions when changes are made to the purchase contract.	10/18/2017			1	A	1/X/2017	CA	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No
202011098	07/26/2017	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)		Purchase contract disclosed an increased deposit of $36,000 due upon contingency removal. The contingency was removed on 11/15/16 (p1261). Amendment to the purchase agreement to remove the additional deposit has not been provided.		Reviewer Comment (2017-11-03): Lender response provided cleared the exception. Buyer Comment (2017-11-02): Please see attached response from Seller.	11/03/2017			1	A	1/X/2017	CA	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	Yes
202011098	07/26/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 4506 or 4506-T (2015), 4506 or 4506-T (2016)	Executed 4506-T has not been provided as required by guidelines for full doc loans.		Reviewer Comment (2017-10-18): Executed 4506(transcripts) are provided. Buyer Comment (2017-10-18): Signed 4506-T is not in the file, however, the 2014 and 2015 tax transcripts supporting the 1040's provided are in the file.	10/18/2017			1	A	1/X/2017	CA	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No
202011102	07/28/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:		Missing complete 2015 and 2014 personal and business tax returns. File only contains signed and dated page 2 of 1040's and signed and dated page 1 of 1120S. Values taken from Lender's income worksheet in file.		Reviewer Comment (2017-10-04): Income docs were provided.	10/04/2017			1	A	1/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202011102	07/28/2017	Credit	Assets	Asset Documentation	Earnest Money Deposit is unsourced. Per guidelines EMD source is required.				Reviewer Comment (2017-10-19): Reserves provided.	10/19/2017			1	A	1/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202011102	07/28/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.64 is less than Guideline PITIA months reserves of 9.00.			Reviewer Comment (2017-10-19): reserves provided. Buyer Comment (2017-10-19): Disagree. All pages for XXX accounts dated 10/31/2016 and 11/30/2016 are provided in the file. Reviewer Comment (2017-10-04): 4 pages of a 12 page bank statement were provided to support additional assets. Please provide 2 months complete asset statements as required by guidelines. Exception remains.	10/19/2017			1	A	1/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202011104	07/26/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Missing Rate Lock.						2	B	12/XX/2016	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202011105	07/25/2017	Compliance	Compliance	Federal Compliance	Trust Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Trust income documentation requirement not met.
Reviewer Comment (2017-10-06): No comments required, exception cleared 9/26/17 with receipt of trust docs.

Buyer Comment (2017-10-04): No additional comments made by AMC to review.  Borrower still has sufficient funds in the account for evidence of 3 years continuance and has 100% access to the funds in the account.

Reviewer Comment (2017-09-26): Copy of trust agreement was provided.

Seller Comment (2017-09-14): Disagree. See copy of Trust which documents borrower's ability to disburse as they want. Sufficient funds in account to support over 36 months at $18,000.00/month. 10/2016 statement shows $25,000.00 disbursement and 11/2016 statement shows $18,000.00. The borrower is trustee of her own trust.
										09/26/2017			1	A	12/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011105	07/25/2017	Compliance	Compliance	Federal Compliance	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.			Reviewer Comment (2017-09-14): Trust docs provided support sufficient income.	09/14/2017			1	A	12/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011105	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.							2	B	12/XX/2016	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011105	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/20/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/20/2016)			Reviewer Comment (2017-09-14): LEs were resequenced, correcting tolerance issue.	09/14/2017			1	A	12/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011105	07/22/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-09-26): Copy of trust agreement was provided.	09/26/2017			1	A	12/XX/2016	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011105	07/22/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,113.00 exceeds tolerance of $1,895.00 plus 10% or $2,084.50. Insufficient or no cure was provided to the borrower. (0)			Reviewer Comment (2017-07-25): Final Closing Disclosures reflect cure for $28.50.		07/25/2017		2	B	12/XX/2016	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011105	07/22/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,276.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)			Reviewer Comment (2017-09-14): LEs were resequenced, correcting tolerance issue.	09/14/2017			1	A	12/XX/2016	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011105	07/25/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.65194% exceeds Guideline total debt ratio of 43.00000%.	Unable to match Lenders Income.		Reviewer Comment (2017-09-14): Trust docs were provided, borrower has sufficient trust assets to support income of $25,000.	09/14/2017			1	A	12/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011105	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,113.00 exceeds tolerance of $1,895.00 plus 10% or $2,084.50. Sufficient or excess cure was provided to the borrower at Closing. (0)					09/14/2017		1	A	12/XX/2016	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011105	07/25/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.			Reviewer Comment (2017-09-14): Trust docs provided support sufficient income.	09/14/2017			1	A	12/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011107	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,089.00 exceeds tolerance of $1,849.00 plus 10% or $2,033.90. Sufficient or excess cure was provided to the borrower at Closing. (0)	Ten Percent Fee Tolerance of $2,089.00 exceeds tolerance of $1,849.00 plus 10% or $2,033.90. Final Closing Disclosure disclosed a cure of $375.10 which is sufficient to cure the difference of $55.10.				07/25/2017		1	A	1/XX/2017	OR	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
202011107	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal Fee was disclosed as $900.00 on the LE dated 11/02/2016, but disclosed as $1,200.00 on Final Closing Disclosure. Cure of $375.10 was disclosed on the Final Closing Disclosure which is sufficient to cover the difference of $300.00.				07/25/2017		1	A	1/XX/2017	OR	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
202011108	07/19/2017	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Lender approved exception to allow closing with an expired credit report.	794 representative FICO score > 680 guideline minimum - 114 points above guideline minimum Borrowers have (Borrower has) owned the subject property for 17 years	Reviewer Comment (2017-08-02): Lender approved waiver in file			08/02/2017	2	B	12/XX/2016	NY	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011108	08/22/2017	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Added 8/22/17 upon receipt of e-delivery of LE and CD.						2	B	12/XX/2016	NY	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011108	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 12/12/2016 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/12/12/2016)	Final Closing Disclosure reflects a fee in section B, line 7 as “Title-Other”.						2	B	12/XX/2016	NY	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011108	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2016)			Reviewer Comment (2017-08-22): Evidence of earlier delivery was provided. Seller Comment (2017-08-22): MD - customer received and viewed the TRID disclosure via email. Uploading eReceipt for review by AMC	08/22/2017			1	A	12/XX/2016	NY	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011108	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/12/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/12/12/2016)							2	B	12/XX/2016	NY	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011108	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2016)			Reviewer Comment (2017-08-22): Evidence of earlier delivery was provided. Seller Comment (2017-08-22): MD - customer received and viewed the TRID disclosure via email. Uploading eReceipt for review by AMC	08/22/2017			1	A	12/XX/2016	NY	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011109	07/26/2017	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Initial application and tax returns show subject as primary residence		Reviewer Comment (2017-09-14): Seller provided 1003 for primary purchase of new home already included in subject transaction DTI Seller Comment (2017-09-14): Disagree: Borrower currently lives in the subject property she will be vacating to purchase another property as owner occupied. No rental income is being used for the subject property, and the PITIA for the purchase of a new owner occupied is being included in the debt to income ratio.	09/14/2017			1	A	1/X/2017	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
202011109	07/26/2017	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report Date: 12/02/2016	Appraiser reported occupancy as owner occupied.		Reviewer Comment (2017-09-14): Seller provided 1003 for primary purchase of new home already included in subject transaction DTI Seller Comment (2017-09-14): Disagree: Borrower currently lives in the subject property she will be vacating to purchase another property as owner occupied. No rental income is being used for the subject property, and the PITIA for the purchase of a new owner occupied is being included in the debt to income ratio.	09/14/2017			1	A	1/X/2017	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
202011111	07/25/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/11/2016)	Appraisal report date is 11/11/16 with an effective date of 10/20/2016.. Date appraisal report provided to borrower is 10/31/16.						2	B	1/X/2017	CA	Primary	Refinance - Rate/Term		C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	No
202011111	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/09/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/09/2017)	No evidence of a cure provided to borrower.						2	B	1/X/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	Yes
202011111	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $500.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7326)	Loan Originator Compensation was not disclosed on LE dated 11/21/2016.		Reviewer Comment (2017-09-25): Per email documentation provided, a waiver was granted on this violation. Exception updated as such. Reviewer Comment (2017-09-12): Referring to client for final disposition. Seller Comment (2017-09-12): MD - Edgemac conditioned the loan for re baselining the loan using a closing disclosure (black hole) and Galton waived the exceptions that the loan had new or increased fees in the amount of $15,865.25. uploaded copy of emailed waiver for AMC review.			09/25/2017	3	C	1/X/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	Yes
202011112	09/22/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.42750% or Final Disclosure APR of 5.45100% is in excess of allowable threshold of APOR 3.61% + 1.5%, or 5.11000%. Non-Compliant Higher Priced Mortgage Loan.
Reviewer Comment (2017-10-26): The Non-compliant reference on this exception is in regards to the potential risk based on the loan being designated as ATR Risk due to the qualifying being based on the verified assets in the loan file.  Exception regraded to EV2-B

Buyer Comment (2017-10-25): This is an Asset Qualifier loan. The ATR was established with the verified assets in the file. The loan conforms to the guideline requirements for an Galton Funding Asset Qualifier.

Reviewer Comment (2017-09-28): This exception is a direct result of the ATR exceptions on the file. The presence of an ATR exception makes the loan a Non-Compliant HPML as opposed to a Compliant HPML.

Buyer Comment (2017-09-28): Discuss with Galton - Loan did close as an HPML, however Galton will purchase HMPL loans, so what is there cure?
													2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other		A	B	A	A	A	B	A	A	Non QM	ATR Risk	No
202011112	09/22/2017	Compliance	Compliance	Federal Compliance	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay)	Federal Higher-Priced Mortgage Loan (Dodd-Frank 2014): Non-compliant – Ability to Repay requirements not satisfied.
Reviewer Comment (2017-10-26): The ATR was established using the verified assets in the loan file.  Although this may not meet every technical requirement of ATR, the loan is deemed to be ATR Risk as it is in accordance with the guidelines.  Exception regraded to EV2-B

Buyer Comment (2017-10-25): This is an Asset Qualifier loan. The ATR was established with the verified assets in the file. The loan conforms to the guideline requirements for an Galton Funding Asset Qualifier.

Reviewer Comment (2017-09-28): This exception is a direct result of the ATR exceptions on the file. The presence of an ATR exception makes the loan a Non-Compliant HPML as opposed to a Compliant HPML.

Buyer Comment (2017-09-28): Loan did close as an HPML, however Galton will purchase HMPL loans and loan is not designated as QM, so what is there cure?
													2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other		A	B	A	A	A	B	A	A	Non QM	ATR Risk	No
202011112	09/22/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-09-22): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other		A	B	A	A	A	B	A	A	Non QM	ATR Risk	No
202011112	07/24/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 5.42750% or Final Disclosure APR of 5.45100% is in excess of allowable threshold of APOR 3.61% + 1.5%, or 5.11000%. Compliant Higher Priced Loan.			Reviewer Comment (2017-09-22): Compliant CA State HPML			09/22/2017	1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Other		A	B	A	A	A	B	A	A	Non QM	ATR Risk	No
202011112	09/22/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-09-22): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	A	B	A	A	A	B	A	A	Non QM	ATR Risk	Yes
202011112	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	There is no evidence of cure provided to the borrower.				07/24/2017		1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	B	A	A	A	B	A	A	Non QM	ATR Risk	Yes
202011113	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 01/20/2017 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/01/20/2017)	Final Closing Disclosure reflects a fee in section B, line 07, described as “Title-Other”.						2	B	1/XX/2017	IN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011113	07/26/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	No ABA provided at application in file; only at closing.						2	B	1/XX/2017	IN	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011113	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/20/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/20/2017)	Closing costs financed reflected as $10,765.84. Calculated Closing costs financed of $10,675.84.						2	B	1/XX/2017	IN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011115	07/26/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Seller data tape indicates Safe Harbor QM, however per 1008 in file the origination DTI is 49.9672% and the audited diligence DTI is 45.121%. Both are in excess of the 43% allowed for a designation of Safe Harbor QM.		Reviewer Comment (2017-10-24): Upon rereview, $1515 payment was used for $53 balance, corrected and cleared exception for 43% dti violation. Buyer Comment (2017-10-23): Providing breakdown of DTI calculation, and list of consumer debt included in ratios. Reviewer Comment (2017-10-23): Income and subject debt generally match, difference is consumer debt. Please provide breakdown of $3086.92 "all other monthly payments" from 1008 for additional comparison. Buyer Comment (2017-10-20): Providing updated hazard insurance binder and final 1008 showing DTI below 43.00%.	10/24/2017			1	A	1/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011115	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/01/11/2017)			Reviewer Comment (2017-07-28): Letter of explanation, proof of delivery and post close CD dated 1/20/2017 provided. Post close CD reflects total accurate seller paid fees of $72,155.70		07/28/2017		2	B	1/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011116	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/12/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/12/2017)	Disclosure reflects Closing Date of (01/XX/2017), but transaction consummation (mortgage notary) date was (01/XX/2017).						2	B	1/XX/2017	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011116	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Homeowners Association Dues Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/12/2017 did not disclose number of months for Homeowners Association Dues under Prepaids. (Final/01/12/2017)	Line 5 of Section F, number of months is blank.						2	B	1/XX/2017	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011116	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/12/2017 did not disclose number of months for Property Tax under Prepaids. (Final/01/12/2017)	Seller Closing Disclosure, Line 5 of Section F, number of months is blank.						2	B	1/XX/2017	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011116	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/12/2017 incorrectly disclosed whether property taxes are included in escrow. (Final/01/12/2017)	Disclosure reflects Estimated Taxes, Insurance & Assessments includes Property Taxes and Homeowner's Insurance, however, Section G Initial Escrow Payment only reflects Homeowner's Insurance in escrow.		Reviewer Comment (2017-09-29): Per seller's response, NV is 0 cushion state, no tax escrows were collected at closing.	09/29/2017			1	A	1/XX/2017	NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011116	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2017)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2017-08-23): Evidence of earlier receipt provided. Seller Comment (2017-08-23): MD - The borrower consented to receiving the CD on 1/11/17, uploading screenshot to AMC for review.	08/23/2017			1	A	1/XX/2017	NV	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011116	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/01/12/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $88,242.35, while closing CD seller's fees total $86,722.50.						2	B	1/XX/2017	NV	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011117	09/28/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $74.00 exceeds tolerance of $24.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					09/28/2017		1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011117	07/19/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.12960% or Final Disclosure APR of 5.21200% is in excess of allowable threshold of APOR 3.59% + 1.5%, or 5.09000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-08-02): Compliant HPML			08/02/2017	1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011117	09/28/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,788.00 exceeds tolerance of $1,418.00 plus 10% or $1,559.80. Sufficient or excess cure was provided to the borrower at Closing. (0)					09/28/2017		1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011117	07/19/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 5.12960% or Final Disclosure APR of 5.21200% is in excess of allowable threshold of APOR 3.59% + 1.5%, or 5.09000%. Compliant Higher Priced Loan.			Reviewer Comment (2017-08-02): Compliant CA State HPML			08/02/2017	1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011117	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/20/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/20/2017)	Final CD shows closing date of 1/XX/2017, vs actual consummation date of 1/XX/2017.		Reviewer Comment (2017-07-19): Post Close CD dated 1/27/2017 reflects corrected closing date of 1/XX/2017.		07/19/2017		1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011117	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/20/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/20/2017)	Tolerance cure of $278.20 was provided which is insufficient to cure total violation of $803.20, resulting from 0% and 10% violations.
Reviewer Comment (2017-09-28): Interim LE and COC were provided that increased settlement fees.

Reviewer Comment (2017-08-14): 12/27/2016 COC stated "Rate is Locked, Rate is Changed to 4.710% from 4.385%, Appraised Value is Changed to $600,000 from $585,000, Underwriting fee Changed to $795 from
$1,295".  Appraisal fee is not mentioned or covered and a refund would be required.

Seller Comment (2017-08-14): MD - Edgemac consideres the 2nd appraisal fee as part of the COC that occurred on 12/XX/16, so there was $50 in the 0% bucket and $437 in the 10% bucket for the three new fees in section B and the increase in recording fees, so after the 10% reduction, that left $196.16 left to cure. See ComplianceEase report for details. Uploaded to AMC for review.  Cure appears accurate, no additional disclosure required
										09/28/2017			1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011117	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,788.00 exceeds tolerance of $1,418.00 plus 10% or $1,559.80. Insufficient or no cure was provided to the borrower. (0)	10% violation due to increased Upfront HOA Fee, Recording Fee and Subordination Fee. $278.20 tolerance cure was provided, which is not sufficient for total tolerance violation (0% and 10%) of $803.20.
Reviewer Comment (2017-09-28): Interim LE and COC were provided that increased settlement fees.

Reviewer Comment (2017-08-14): 12/27/2016 COC stated "Rate is Locked, Rate is Changed to 4.710% from 4.385%, Appraised Value is Changed to $600,000 from $585,000, Underwriting fee Changed to $795 from
$1,295".  Appraisal fee is not mentioned or covered and a refund would be required.

Seller Comment (2017-08-14): MD - Edgemac consideres the 2nd appraisal fee as part of the COC that occurred on 12/27/16, so there was $50 in the 0% bucket and $437 in the 10% bucket for the three new fees in section B and the increase in recording fees, so after the 10% reduction, that left $196.16 left to cure. See ComplianceEase report for details. Uploaded to AMC for review.  Cure appears accurate, no additional disclosure required
										09/28/2017			1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011117	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Fee was not disclosed on LE dated 5/25/2017. The fee was added to LE dated 12/27/2017, however there is not a valid change of circumstance documented to justify the addition of the fee.
Reviewer Comment (2017-09-28): Interim LE and COC were provided that increased settlement fees.

Reviewer Comment (2017-08-14): 12/27/2016 COC stated "Rate is Locked, Rate is Changed to 4.710% from 4.385%, Appraised Value is Changed to $600,000 from $585,000, Underwriting fee Changed to $795 from
$1,295".  Appraisal fee is not mentioned or covered and a refund would be required.

Seller Comment (2017-08-14): MD - Edgemac consideres the 2nd appraisal fee as part of the COC that occurred on 12/27/16, so there was $50 in the 0% bucket and $437 in the 10% bucket for the three new fees in section B and the increase in recording fees, so after the 10% reduction, that left $196.16 left to cure. See ComplianceEase report for details. Uploaded to AMC for review.  Cure appears accurate, no additional disclosure required
										09/28/2017			1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011117	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $74.00 exceeds tolerance of $24.00. Insufficient or no cure was provided to the borrower. (7520)	Fee disclosed as $24 on LE dated 5/25/2017, but disclosed as $74 on Final CD.
Reviewer Comment (2017-09-28): Interim LE and COC were provided that increased settlement fees.

Reviewer Comment (2017-08-14): 12/27/2016 COC stated "Rate is Locked, Rate is Changed to 4.710% from 4.385%, Appraised Value is Changed to $600,000 from $585,000, Underwriting fee Changed to $795 from
$1,295".  Appraisal fee is not mentioned or covered and a refund would be required.

Seller Comment (2017-08-14): MD - Edgemac consideres the 2nd appraisal fee as part of the COC that occurred on 12/27/16, so there was $50 in the 0% bucket and $437 in the 10% bucket for the three new fees in section B and the increase in recording fees, so after the 10% reduction, that left $196.16 left to cure. See ComplianceEase report for details. Uploaded to AMC for review.  Cure appears accurate, no additional disclosure required
										09/28/2017			1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011117	07/19/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2017, prior to three (3) business days from transaction date of 01/XX/2017.	Final CD reflects disbursement date of 1/XX/2017 vs allowable disbursement date of 1/XX/2017.		Reviewer Comment (2017-07-19): Post close CD dated 1/27/2017 shows actual disbursement date was 1/XX/2017.		07/19/2017		2	B	1/XX/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011119	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/01/09/2017)	Seller CD fees added to final CD accordingly.						2	B	1/X/2017	CA	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011119	07/31/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: There is a partially completed TRID disclosure in file, which is insufficient to complete testing.		Loan Estimates dated 12/01/16, 12/05/16, 12/14/16 and 12/27/16 missing addenda reflecting breakdown of "Additional Charges" under Sections C and H.
Reviewer Comment (2017-11-14): The exception may be cleared as it is outside the scope of review for the SFIG RMBS 3.0 Review Scope that AMC relies on for its loan reviews.

Buyer Comment (2017-11-09): Per our legal counsel, "this should not be considered a material violation. Remediate as suggested. However, potential liability should be limited to actual damages which are remote and in this case, perhaps nonexistent if the amount of the fees in the aggregate was properly disclosed." The aggregate amount was disclosed correctly, no damages exist, please lower to non-material.

Reviewer Comment (2017-09-21): Additional charges was listed as aggregate amount on LE as allowed, however the addendum is still required and missing.

Seller Comment (2017-09-21): MD - The requirements for disclosing fees on the LE states an addendum may be used to disclose fees the creditor is not able to itemize, however it is compliant for the creditor to label the last line as "additional charges" and disclose the remaining charges as an aggregate amount (see §1026.37(f)(6) and the official commentary)
										11/14/2017			1	A	1/X/2017	CA	Second Home	Purchase	Letter of Explanation & Corrected Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011120	07/26/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011120	07/26/2017	Compliance	Compliance	Federal Compliance	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.							2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011120	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,227.00 exceeds tolerance of $2,017.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)					07/27/2017		1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011121	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/01/12/2017)	Final CD - Seller paid fees taken from Seller's Closing Disclosure in the amount of $33,359.09. Post CD reflects Seller paid fees of $34,938.29						2	B	1/XX/2017	WA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202011121	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $58.04 exceeds tolerance of $55.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2017-07-28): Initial and Final Closing Disclosure reflects cure of $58.04 Reviewer Comment (2017-07-28): To add comments and cure.		07/28/2017		1	A	1/XX/2017	WA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202011121	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $975.00 exceeds tolerance of $925.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2017-07-31): Cured at closing		07/31/2017		1	A	1/XX/2017	WA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202011122	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/05/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/12/05/2016)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.						2	B	12/X/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011122	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/05/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/05/2016)	Insufficient cure for various 0% tolerance violations.		Reviewer Comment (2017-08-23): 10/31/16 COC was provided, clearing the tolerance exceptions. Refund at closing is now sufficient..	08/23/2017			1	A	12/X/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011122	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 12/05/2016 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/12/05/2016)	The AP table does not reflect the First Change/Amount.		Reviewer Comment (2017-08-23): AP table corrected internally, clearing exception.	08/23/2017			1	A	12/X/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011122	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/05/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/229447)	The Homeowner's Insurance Premium was collected at $116.84/mo, however per the policy in file, the full premium amount is $120.84.
Reviewer Comment (2017-11-29): The client references a breach letter to the seller. Two questions based on that reference:
1.) Has the client already purchased these loans? Note, the 60 day cure applies to the lender and the assignee, if pre-purchase, they are not yet the assignee.
2.) Did the client share with the seller the exception reports prior to the breach letter or was the breach letter the first notice to the seller?

Reviewer Comment (2017-11-28): Escalated for further review.

Buyer Comment (2017-11-21): MD 11/20/17, Galton considers the start for the 60 days from discovery as the date the breach letter is sent to the seller (8/14/17), not the date AMC discovers the error. Please re-review and consider the corrected PCCD issued on 10/05/17 as sufficient

Reviewer Comment (2017-10-10): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower.  This is the appropriate documentation required to cure the exception.  However the cure date 10/05/2017 is outside of 60 days from discovery date of 8/1/17 so exception can not be cured.

Buyer Comment (2017-10-09): MD 10/9/17, received PCCD with corrected escrow/impound amount for HOI of $120.85/month. Uploaded PCCD, LOE and Proof of delivery to AMC for review.

Reviewer Comment (2017-09-29): Seller provided refund and evidence of shipping, however PC CD with corrected payments was not provided.  Additionally, since this is a paystream correction on refinance, new rescission period is required and exception will not cure until expiration of ew rescission period.
 Exception remains.
													3	C	12/X/2016	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011122	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/05/2016 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/229448)	The Homeowner's Insurance Premium was collected at $116.84/mo, however per the policy in file, the full premium amount is $120.84.
Reviewer Comment (2017-11-29): The client references a breach letter to the seller. Two questions based on that reference:
1.) Has the client already purchased these loans? Note, the 60 day cure applies to the lender and the assignee, if pre-purchase, they are not yet the assignee.
2.) Did the client share with the seller the exception reports prior to the breach letter or was the breach letter the first notice to the seller?

Buyer Comment (2017-11-21): MD 11/20/17, Galton considers the start for the 60 days from discovery as the date the breach letter is sent to the seller (8/14/17), not the date AMC discovers the error. Please re-review and consider the corrected PCCD issued on 10/05/17 as sufficient

Reviewer Comment (2017-10-10): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower.  This is the appropriate documentation required to cure the exception.  However the cure date 10/05/2017 is outside of 60 days from discovery date of 8/1/17 so exception can not be cured.

Buyer Comment (2017-10-09): MD 10/9/17, received PCCD with corrected escrow/impound amount for HOI of $120.85/month. Uploaded PCCD, LOE and Proof of delivery to AMC for review.

Reviewer Comment (2017-09-29): Seller provided refund and evidence of shipping, however PC CD with corrected payments was not provided.  Additionally, since this is a paystream correction on refinance, new rescission period is required and exception will not cure until expiration of ew rescission period.
 Exception remains.
													3	C	12/X/2016	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011122	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/05/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/229447)	The Homeowner's Insurance Premium was collected at $116.84/mo, however per the policy in file, the full premium amount is $120.84.
Reviewer Comment (2017-11-29): The client references a breach letter to the seller. Two questions based on that reference:
1.) Has the client already purchased these loans? Note, the 60 day cure applies to the lender and the assignee, if pre-purchase, they are not yet the assignee.
2.) Did the client share with the seller the exception reports prior to the breach letter or was the breach letter the first notice to the seller?

Buyer Comment (2017-11-21): MD 11/20/17, Galton considers the start for the 60 days from discovery as the date the breach letter is sent to the seller (8/14/17), not the date AMC discovers the error. Please re-review and consider the corrected PCCD issued on 10/05/17 as sufficient

Reviewer Comment (2017-10-10): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower.  This is the appropriate documentation required to cure the exception.  However the cure date 10/05/2017 is outside of 60 days from discovery date of 8/1/17 so exception can not be cured.

Buyer Comment (2017-10-09): MD 10/9/17, received PCCD with corrected escrow/impound amount for HOI of $120.85/month. Uploaded PCCD, LOE and Proof of delivery to AMC for review.

Reviewer Comment (2017-09-29): Seller provided refund and evidence of shipping, however PC CD with corrected payments was not provided.  Additionally, since this is a paystream correction on refinance, new rescission period is required and exception will not cure until expiration of ew rescission period.
 Exception remains.
													3	C	12/X/2016	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011122	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,057.38 exceeds tolerance of $3,034.00. Insufficient or no cure was provided to the borrower. (7200)	Fee was disclosed as $3,034 on Loan Estimate, however disclosed as $3,057.38 on Closing Disclosure. Refund of $23.25 on Final CD is insufficient to cover cure.		Reviewer Comment (2017-08-23): 10/31/16 COC was provided, clearing the tolerance exceptions. Refund at closing is now sufficient.. Seller Comment (2017-08-23): MD - Tolerance cure of $23.25 is correct. The loan at last LE was $809,100 (@ .0375% = $3,034.125), at closing the loan amount was $815,300 (@.0375% = $3057.375). You can only disclose whole numbers on the LE, but the true difference in the origination charge is $23.25. No cure needed	08/23/2017			1	A	12/X/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011122	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Fee was disclosed as $450 on Initial Loan Estimate, however disclosed as $600 on Final Closing Disclosure. There was a re-disclosed Loan Estimate that increased the appraisal fee, however no valid change of circumstance occurred. Refund is due.		Reviewer Comment (2017-08-23): COC for appraisal fee increase on 10/31 LE was provided. Reviewer Comment (2017-08-23): MD - The was a valid COC on 10/31/16. The borrower increased the loan amount to $809,100. The lender redisclosed on the 10/31 LE an increase in the appraisal fee of $600. Providing 10/31/16 COC and 10/31/16 LE.	08/23/2017			1	A	12/X/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011122	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,057.38 exceeds tolerance of $3,034.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)					08/23/2017		1	A	12/X/2016	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011127	07/26/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-10-23): Per sellers comment, loan was resubmitted as Non-QM.	10/27/2017			1	A	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011127	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/24/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/24/2016)			Reviewer Comment (2017-07-26): Post close CD dated 1/31/2017 reflects cure of $750. File also contains letter of explanation, proof of delivery, and copy of refund check to the borrowers.		07/26/2017		2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011127	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $750.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7334)			Reviewer Comment (2017-07-26): Post close CD dated 1/31/2017 reflects cure of $750. File also contains letter of explanation, proof of delivery, and copy of refund check to the borrowers.		07/26/2017		2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011127	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011127	07/26/2017	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Missing YTD P&L and Balance Sheet
Reviewer Comment (2017-10-23): Per sellers comment, loan was resubmitted as Non-QM.

Buyer Comment (2017-10-20): Change to non-QM.

Reviewer Comment (2017-10-09): AMC has continued to receive feedback from key market participants related to the documentation requirements that should be considered to meet the spirit of Appendix Q when there is some ambiguity or variability related to the interpretation of whether specific documentation is required for the circumstance.  In response to these discussions, based on our ongoing discussions with outside counsel, AMC will provide clients with the option to accept minor deviations to meet documentation requirements for self-employed consumers.  Referred to client for their decision on this item.

Reviewer Comment (2017-10-09): Per seller's response, Edgemac does not require evidence that source of income no longer exists.  However, this is a QM exception and Appendix Q supersedes lender's guidelines.  Per Appendix Q, d. If the consumer's earnings trend for the previous two years is downward and the most recent tax return or P&L is less than the prior year's tax return, the consumer's most recent year's tax return or P&L must be used to calculate his/her income.  Since the income was listed on the 1003, a complete history is required or review is unable to verify that the requirements for appendix Q are met.  Exception remains.

Buyer Comment (2017-10-04): Re-review response.  Disagree.  If the submitting seller does not want to include income for a borrower's job, Edgemac does not require evidence source no longer exists.  Gross receipts or sales for source was $1,350.00 for 2015 and for 2014 $4,525.00, which is declining income.  Schedule C is more for expenses to be captured, than actual source of income. Negative income from this source was included in the loans total income used to qualify.

Reviewer Comment (2017-09-14): Seller provided a VOE stating not employed, however the borrower is self-employed and has an active real estate license.  Please provide a CPA letter stating the borrower has ended self-employment or P&L and balance sheet as required.

Seller Comment (2017-09-14): Disagree.  See verification in file.  Co-borrower no longer has this income source.  Negative income for previous years was included in the ratios.
										10/23/2017			1	A	12/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011129	07/26/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/01/06/2017)							2	B	1/X/2017	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011129	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/06/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/06/2017)			Reviewer Comment (2017-11-08): A letter of explanation to the borrower that accompanied a previously supplied PC CD was provided. This is the appropriate documentation required to cure the exception.		11/08/2017		2	B	1/X/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011129	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $150.00 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)
Reviewer Comment (2017-11-08): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-11-07): MD 11/7/17, Uploaded LOE to accompany 1/23/17 PCCD

Reviewer Comment (2017-10-17): Agee PC CD shows lower fee and settlement statement was provided supporting actual fees charged.  Please provide LOE accompanying PC CD to complete cure.

Buyer Comment (2017-10-16): MD 10/16/17 - agree the CB Fee was initially disclosed as $100 in the initial LE dated 11/11/16 and later increased to $150 on the 11/16/16 LE without a valid COC, however the final CB Fee charged was $47. Uploading HUD1 and final PCCD dated 1/23/17 showing the borrower was charged $47 for the CB Fee.
											11/08/2017		2	B	1/X/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011129	07/26/2017	Credit	Credit	Miscellaneous	Credit Exception:		Lender allowed use of two different personal bank statements for income calculation when guidelines only allow for one personal bank statement to be used.	34.28571% LTV < 80% guideline max - $2,109,599 more equity than required by program guidelines. 796 representative FICO score > 680 guideline minimum - 116 points above guideline minimum 105.97 months reserves > 9 months guideline minimum - borrowers have verified reserves of $1,244,319.49.	Reviewer Comment (2017-09-14): Lender's exception allowed use of both accounts. Seller Comment (2017-09-14): Disagree. Exception in file.			09/14/2017	2	B	1/X/2017	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011129	07/26/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/03/2017)	No evidence of delivery or receipt of appraisal provided in file.						2	B	1/X/2017	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011131	07/31/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:		Borrower is the self-employed Owner of XXX and was qualified with 12 months of bank statement income. Galton Funding guidelines also require 1 year business returns including all schedules and a P&L if 120 days has lapsed from the last business return filing date. No business tax returns were provided in the imaged file.		Reviewer Comment (2017-08-21): Agree with seller's response, docs not required. Seller Comment (2017-08-21): Disagree - Under the Reduced Doc - 12 Month Bank Statements, the lender may qualify using either personal or business bank statements (see snap shot of matrix). Personal tax returns for 1 year is not required. If AMC does not agree, then please provide the Galton page no of the guide/date of credit matrix	08/21/2017			1	A	1/XX/2017	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
202011131	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/01/31/2017)	Seller's Final Closing Disclosure disclosed total seller paid fees of $28,511.96. Buyer's Final Closing Disclosure disclosed seller paid fees of $992.80. Most recent post-closing CD dated 05/05/2017 disclosed seller paid fees of $27,677.78 which still does not match the Seller's CD paid total of $28,511.96.						2	B	1/XX/2017	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
202011131	07/31/2017	Credit	Income / Employment	Income Eligibility	Income Error: Income is unlikely to continue.		Borrower was qualfied with 12 months bank statement income. Per Galton Funding guidelines, the file must contain a signed acknowledgement from the borrower regarding their ability to repay the loan under the bank statement program however, this acknowledgement or similar form utilized by the loan origination company was not provided in the imaged file.	30.961% DTI on this Full doc documentation loan. 84.00 months reserves- borrowers have verified reserves of $196,299.12
Reviewer Comment (2017-12-19): Client elects to waive this credit exception.

Buyer Comment (2017-12-19): Please waive the exception. Galton found the loan to have compensating factors and is compliant with ATR requirements. Should be EV 2.

Reviewer Comment (2017-12-19): The lack of this form is a violation of the guidelines and is cited as such by AMC. Legal counsel’s opinion would not be material relative to the lender’s guidelines and deviations from what’s required for a loan to be originated in accordance with the guidelines.

Buyer Comment (2017-12-18): I meant to say to change to an EV 2 due to my comments in the prior comments I made today.

Buyer Comment (2017-12-18): Please change this exception to an EV 3. Per legal counsel they would not consider the absence of the form to be a material issue.  They are not aware of any federal or state law which requires such an attestation – rather, Galton’s credit standards require the form merely as a best practice / additional layer of protection.  In other words, an appropriately underwritten loan should still should be demonstrably compliant with the TILA and state ability-to-repay requirements, even in the absence of this form.
												12/19/2017	2	B	1/XX/2017	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
202011131	07/31/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX	Borrower is the self-employed Owner of XXX and was qualified with 12 months of bank statement income. Galton Funding guidelines also require a personal tax return including all schedules for the past 1 year however, no personal returns were provided in the imaged file.		Reviewer Comment (2017-08-21): Agree with seller's response, docs not required. Seller Comment (2017-08-21): Disagree - Under the Reduced Doc - 12 Month Bank Statements, the lender may qualify using either personal or business bank statements (see snap shot of matrix). Personal tax returns for 1 year is not required. If AMC does not agree, then please provide the Galton page no of the guide/date of credit matrix	08/21/2017			1	A	1/XX/2017	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
202011131	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid District Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/31/2017 did not disclose number of months for District Property Tax under Prepaids. (Final/01/31/2017)	Final Closing Disclosure dated 01/XX/2017 did not disclose the number of months for seller-paid District Property Tax under Prepaids. Number of months was corrected to 6 on post-closing CD's dated 02/09/2017 and 05/05/2017.						2	B	1/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
202011131	07/31/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/27/2017)	Per documentation in file, the borrower received a copy of the appraisal on 01/17/2017, which is prior to the final appraisal report date of 01/27/2017. Evidence borrower received a copy of the revised appraisal was not provided.						2	B	1/XX/2017	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
202011132	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/01/23/2017)							2	B	1/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011135	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/19/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/19/2017)	Cure of $9.60 was reflected, which is insufficient to cure violation of $9.61.		Reviewer Comment (2017-08-23): Exception was due to LE rounding.	08/23/2017			1	A	1/XX/2017	MA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011135	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $28.61 exceeds tolerance of $19.00. Insufficient or no cure was provided to the borrower. (7520)	Fee was disclosed as $19 on Loan Estimate, however disclosed as $28.61 on Final Closing Disclosure. Cure provided on Final CD of $9.60 is insufficient.		Reviewer Comment (2017-08-23): Exception was due to LE rounding.	08/23/2017			1	A	1/XX/2017	MA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011135	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $28.61 exceeds tolerance of $19.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Added 8/23/17				08/23/2017		1	A	1/XX/2017	MA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011135	07/26/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 4506 or 4506-T (2015), Transcripts (2015)	Missing for the borrower's primary business.	38% DTI < 43% guideline max 33% LTV < 80 guideline max	Reviewer Comment (2017-10-23): Waived at galton request. Buyer Comment (2017-10-20): Change to non-QM. Galton guidelines do not specify business transcripts are required. Only used negative income from business. Tax transcripts for 1040's included in file. Non-material, please waive.			10/23/2017	2	B	1/XX/2017	MA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011135	10/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 01/19/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/01/19/2017)			Reviewer Comment (2017-10-30): Sufficient information was provided on CD. Buyer Comment (2017-10-27): MD 10/27/17 - The lender has the ability under §1026.38(r ) to omit a contact person as the requirement is to disclose whomever is the primary point of contact for which the borrower communicates with during the transaction, which is Nancy Li since this was a brokered transaction	10/30/2017			1	A	1/XX/2017	MA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011135	07/26/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/27/2016)							2	B	1/XX/2017	MA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011135	07/26/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	1/XX/2017	MA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011135	07/26/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	B	1/XX/2017	MA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011137	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	1/X/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011137	07/26/2017	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	2015 / 2014 1120S returns not executed by the borrower.		Reviewer Comment (2017-10-23): Per sellers comment, loan was resubmitted as Non-QM. Buyer Comment (2017-10-20): Change to non-QM. Galton guidelines do not require signed tax returns.	10/23/2017			1	A	1/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011137	07/26/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify current S-Corp employment status using reasonably reliable third-party records.	Missing CPA letter verifying self-employment		Reviewer Comment (2017-09-15): Business license was used as an alternative document to clear the exception.	09/15/2017			1	A	1/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011137	07/26/2017	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.			Reviewer Comment (2017-09-15): Business license was used as an alternative document to clear the exception.	09/15/2017			1	A	1/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011137	07/26/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-10-23): Per sellers comment, loan was resubmitted as Non-QM. Buyer Comment (2017-10-20): Change loan to non-QM.	10/27/2017			1	A	1/X/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011137	07/27/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/16/2016)							2	B	1/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011137	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.							2	B	1/X/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011138	07/28/2017	Credit	Assets	Asset Calculation / Analysis	Cash available for Closing is insufficient to cover Cash From Borrower.	Calculated Available for Closing of $42,072.75 is less than Cash From Borrower of $51,040.99.
The borrower is currently under contract for a simultaneous purchase of unit 1211 as a second home.  The purchase contract and lender approval letter for this transaction have been provided, however, the final CD has not.  Approval provided indicates cash to close in the amount of  $61,385.00 which has been excluded from the borrowers asset account.  The borrowers transaction histories from Chase disclose additional escrow deposits on the subject unit #313 in the amount of 25,000.00 and 26,000.00 on January 12, 2017, however, they have not been properly sourced nor do they appear on the purchase contract or final CD.  The wire transfers to Chicago Title prior to closing reference the subject property address as well as the subject escrow number.  The borrower has sufficient assets, however, they have not been fully documented as required by the lender.
									Reviewer Comment (2017-11-14): Sufficient funds verified. Buyer Comment (2017-11-10): The loan closed on 1/24/2017. The borrower simply wired the funds that are basically due as funds to close to escrow. Funds to close are not required to be stated on the purchase contract as these may change and will not be finalized until the close of the transaction. Guidelines require that the borrower(s) have sufficient assets to cover the entire cash to close along with required reserves. The documents in the file clearly support both of these and therefore meet guidelines. Please clear exception.	11/14/2017			1	A	1/XX/2017	IL	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202011138	07/28/2017	Credit	Assets	Asset Documentation	Earnest Money Deposit is unsourced. Per guidelines EMD source is required.		The earnest money deposit has not been sourced as required per lender guidelines. Front of the check has been provided, receipt from realtor. Guidelines require the front and back of the check, escrow receipt from settlement agent and two months statements prior to EMD clearing account. EMD has not been included in available assets.		Reviewer Comment (2017-11-14): Sufficient funds verified. Buyer Comment (2017-11-10): The Earnest Money has been sourced. The file contains a copy of the check ending in 7004, receipt from escrow, and two months bank statements – XXX through 12/13/2016 and a XXX online printout showing all transactions through 11/15/2016 showing sufficient assets to cover. These documentations are fully sufficient to source the EMD of $2,000. Please clear exception.	11/14/2017			1	A	1/XX/2017	IL	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202011138	07/27/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/27/2016)	Evidence the the borrower was provided a copy of the appraisal has not been provided.						2	B	1/XX/2017	IL	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202011140	09/22/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-09-22): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	2/X/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011140	09/22/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-09-22): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	2/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011140	07/27/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/18/2017)	The file does not contain documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing. Wavier in file						2	B	2/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011140	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Application date is 12/21/2016, disclosure was provided on 12/27/2016. Not provided within 3 business days of application		Reviewer Comment (2017-09-14): Seller provided attestation that office was closed for Holiday on 12/26. Subsequently 12/27/16 disclosure is within 3 business days.	09/14/2017			1	A	2/X/2017	CA	Primary	Refinance - Cash-out - Other	Good faith redisclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011140	07/27/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Application date is 12/21/2016, disclosure was provided on 12/27/2016. Not provided within 3 business days of application		Reviewer Comment (2017-09-14): Seller provided attestation that office was closed for Holiday on 12/26. Subsequently 12/27/16 disclosure is within 3 business days.	09/14/2017			1	A	2/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011140	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Servicing Disclosure Timing	File does not evidence the consumer was provided with the Servicing Disclosure within 3 days of the loan application date.	Application date is 12/21/2016, disclosure was provided on 12/27/2016. Not provided within 3 business days of application		Reviewer Comment (2017-09-14): Seller provided attestation that office was closed for Holiday on 12/26. Subsequently 12/27/16 disclosure is within 3 business days.	09/14/2017			1	A	2/X/2017	CA	Primary	Refinance - Cash-out - Other	Good faith redisclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011140	07/27/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.			Reviewer Comment (2017-09-14): Seller provided attestation that office was closed for Holiday on 12/26. Subsequently 12/27/16 disclosure is within 3 business days.	09/14/2017			1	A	2/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011140	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2016)	Application date is 12/21/2016, disclosure was provided on 12/27/2016. Not provided within 3 business days of application		Reviewer Comment (2017-09-14): Seller provided attestation that office was closed for Holiday on 12/26. Subsequently 12/27/16 disclosure is within 3 business days.	09/14/2017			1	A	2/X/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011140	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	Application date is 12/21/2016, disclosure was provided on 12/27/2016. Not provided within 3 business days of application		Reviewer Comment (2017-09-14): Seller provided attestation that office was closed for Holiday on 12/26. Subsequently 12/27/16 disclosure is within 3 business days.	09/14/2017			1	A	2/X/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011143	07/26/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2016, prior to three (3) business days from transaction date of 12/XX/2016.	Post-close disclosure date 12/XX/2016 corrected disbursement date to 12/XX/2016 however LOE was not provided.
Reviewer Comment (2017-10-04): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Reviewer Comment (2017-08-23): Per AMC prescribed cure, LOE to borrower is required.  The LOE provided is not to borrower, it is an attestation that the CD was sent.  Please provide a letter to borrower explaining changes on 12/29/16 PC CD.

Seller Comment (2017-08-23): MD - While an LOE with a PCCD is not a requirement of TRID, and AMC reviewer has indicated the disbursement date was corrected on the PCCD dated 12/29/16. EdgeMAC is providing an LOE that was in the file to clear this issue. Uploaded LOE and proof of delivery for PCCD to AMC.
											10/04/2017		2	B	12/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202011146	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/02/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/02/02/2017)	Final disclosure reflects a total escrow payment in stream 1 and 2 of $751.58, accurate estimated monthly escrow payment is $751.59. This error is causing total estimated payment to be incorrect as well. Disclosure reflects total of $3971.89, accurate total is $3971.90
Reviewer Comment (2017-10-11): Corrected PC CD and LOE was provided curing exception.

Buyer Comment (2017-10-10): MD 10/10/17, received additional PCCD from 2/13 showing estimated escrow as $751.59, uploaded to AMC for review.

Reviewer Comment (2017-10-06): Estimated escrow on page 1 is $751.58, section G escrow is (111.58+640.01) $751.59, monthly escrow payment on page 5 is $751.59.  To cure the exception, a CD with matching escrow payments in all locations would be required.  Exception remains.

Buyer Comment (2017-10-05): Please see comments dated 09/29.

Buyer Comment (2017-09-29): MD 9/29/17 - there is not an agreement that your finding is correct as it is referencing the payment stream being inaccurate. That is not the case, the payment stream in Projected Payments is correct. The impound amount is off by $.09, which could easily be a round issue, since the amount disclosed in section G stops at two decimal places.

Reviewer Comment (2017-09-12): Seller comment agreed payment was not accurate.

Seller Comment (2017-09-12): MD - The Homeowner's insurance premium is $1338.87annually / 12 = $111.5725, so the Escrow payment in Projected Payments and ETIA is correct, however the Homeowner's insurance disclosed in section G is overstated by $.09
											10/11/2017		2	B	2/X/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011146	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2017)	The file does not contain documentation that the initial closing disclosure was provided to the borrower at least 3 business days prior to closing		Reviewer Comment (2017-09-12): Evidence of earlier receipt provided.	09/12/2017			1	A	2/X/2017	WA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011146	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/02/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/02/2017)	Final disclosure reflects total closing costs financed in the calculating costs to close of $13,189.69, calculated closing costs financed is $13,179.69						2	B	2/X/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011148	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2017)	Initial CD issued on 1/XX/17 is not executed by borrowers and therefore presumed received on 1/XX/17, which is not 3 business days prior to closing.		Reviewer Comment (2017-09-25): Evidence of earlier receipt was provided.	09/25/2017			1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202011148	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2017)	Revised LE issued on 1/17/17 is not executed by borrowers and therefore presumed received on 1/20/17, which is not four business days prior to closing.		Reviewer Comment (2017-09-25): Evidence of earlier receipt was provided.	09/25/2017			1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202011149	09/29/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:			Reviewer Comment (2017-11-07): Inspection provided. Buyer Comment (2017-11-06): FEMA disaster inspection uploaded.	11/07/2017			1	A	2/X/2017	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011149	08/01/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX K-1 (2014)	Per final 1003 in file borrower self-employed with Exclusive Collection Fine Homes since 2014 and LOE indicates name change in 2015; however, no K-1 for 2014 for prior named company found in file.		Reviewer Comment (2017-09-15): No K1 was available and no income was used from 2014. Seller Comment (2017-09-15): Disagree. Letter provided in original file states borrower was not reimbursed for expenses on a K1 from this source. There was a company name change in 2015 to XXX with an 1120S and K1 in file for the borrower. 2014 the Company name was XXX. Employer ID is the same for these two companies, and the borrower did not receive a K1 in 2014.	09/15/2017			1	A	2/X/2017	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011149	08/01/2017	Compliance	Compliance	Federal Compliance	Income Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend.	File contains 2015 1120S and prior named company 2014 1120S; however, the borrower's 2014 1040's do not reflect any income from prior named company even as the final 1003 indicates borrower self-employed with the company from 1/1/2014. It appears Lender used only 1 year income to qualify borrower.		Reviewer Comment (2017-09-15): reduced income to a 2 year average including 2014 when borrower did not earn any self-employed income. DTI remains under 43%. Seller Comment (2017-09-15): Agree. Letter provided in original file states borrower was not reimbursed for expenses in 2014 on a K1 from XXX. 1040's do not reflect this source of income.	09/15/2017			1	A	2/X/2017	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011149	08/01/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	2/X/2017	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011149	08/01/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.			Reviewer Comment (2017-11-08): Loan was re-submitted as Non-QM, subsequently QM exceptions are no longer applicable.	11/08/2017			1	A	2/X/2017	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011149	08/01/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-11-08): Loan was re-submitted as Non-QM, subsequently QM exceptions are no longer applicable. Buyer Comment (2017-11-08): Change to non QM.	11/08/2017			1	A	2/X/2017	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011149	08/01/2017	Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.36429% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $21,145.00 on a Federal Total Loan Amount of $484,500.20 vs. an allowable total of $14,535.00 (an overage of $6,610.00 or 1.36429%).
Reviewer Comment (2017-11-08): Loan was re-submitted as Non-QM, subsequently QM exceptions are no longer applicable.

Buyer Comment (2017-11-08): Change to non-QM.

Reviewer Comment (2017-10-03): rate lock screenshot was uploaded, however it was not complete.  Unable to determine lock date from screenshot provided.

Buyer Comment (2017-09-29): MD 9/29/17 - uploaded rate lock screenshot from lender to AMC for review

Reviewer Comment (2017-09-12): Seller provided compliance report showing discount fee less excludable bona fide discount pounts of $10,160.  CD fee is $20,320 and there is no lock or other evidence of undiscounted rate.  Please provide lock/evidence of undiscounted rate to clear exception.

Seller Comment (2017-09-12): MD - Loan closed with a total loan amount of $508,000 and points and fees tests passed in CE, so unclear how AMC is determining a failure in in Points and Fees threshold test. Providing final CE report ran 3/8/17 showing loan passed all threshold tests.
										11/08/2017			1	A	2/X/2017	FL	Primary	Purchase
If a creditor or assignee determines after consummation that the total points and fees exceeds the 3% limit, but the loan meets the other requirements to be a QM, the excess amount can be refunded with the following conditions:
1) The refund is made within 210 days of consummation;
2) The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3) The loan is not 60 days delinquent;
4) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments).
The lender will also be required to provide a copy of the refund check and proof of delivery.
																				C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011149	08/01/2017	Credit	Credit	Miscellaneous	Credit Exception:
Guidelines require 2 years documented self-employment for use of self-employment income.  The final 1003 in the file indicates borrower self-employed since 1/1/2014 with Exclusive Collection Fine Homes, LOE in file from CPA and borrower reflect that the company changed names in 2015 and the file contains 1120S returns for 2015 and 1120S returns for 2014 under prior company name.  File only contains a K-1 for borrower for 2015, there was no 2014 K-1 provided for the borrower under prior company name and borrower's 1140's do not reflect any income from prior named company.  It appears lender qualified borrower based on only 1 year documented self-employment which does not meet guidelines.  Removal of this income, total income for borrower would be $9,640.03 and DTI would be 58.53% and exceed guidelines.
									Reviewer Comment (2017-09-15): Income was reduced to a 2 year average with $0 from 2014. DTI remained under 43%. Reviewer Comment (2017-09-15): Disagree. VOE in file documents borrower has been employed with XXX since 01/01/2014 as a XXX. Income per WVOE in file is documented from 2014 through 2016. Expenses were not documented with the K1 in 2014, as they are documented on the 2015 K1.	09/15/2017			1	A	2/X/2017	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011149	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/02/01/2017)							2	B	2/X/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011150	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/02/06/2017)							2	B	2/X/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011150	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)	Lender provided $150 credit to cure amount over tolerance.				07/31/2017		1	A	2/X/2017	CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011150	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/06/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/06/2017)	Final CD reflects Closing Date of 2/XX/17, however actual date of consummation is 2/XX/17.						2	B	2/X/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011150	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/06/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/237147)	Final CD reflects homeowner's premium of $134.42/mo, actual premium is $132.75/mo resulting in incorrect payment stream.		Reviewer Comment (2017-12-18): The Seller provided an updated HOI dec page that matches the final CD. Buyer Comment (2017-12-15): MD 12/15/17, received New HOI dec page showing annual premium of 1613/yr. This supports the $134.42 collected on the CD, uploaded for review	12/18/2017			1	A	2/X/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011150	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/06/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/237147)	Final CD reflects homeowner's premium of $134.42/mo, actual premium is $132.75/mo resulting in incorrect payment stream.		Reviewer Comment (2017-12-18): The Seller provided an updated HOI dec page that matches the final CD. Buyer Comment (2017-12-15): MD 12/15/17, received New HOI dec page showing annual premium of 1613/yr. This supports the $134.42 collected on the CD, uploaded for review	12/18/2017			1	A	2/X/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011153	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/26/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/01/26/2017)	Disclosure does not reflect a reason why an escrow account was not established. There is a post consummation CD in file which corrects this error that was electronically delivered to the borrower.		Reviewer Comment (2017-07-28): There is a post consummation CD in file which corrects this error that was electronically delivered to the borrower.		07/28/2017		2	B	1/XX/2017	MD	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011153	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/26/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/26/2017)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.						2	B	1/XX/2017	MD	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011155	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2017-07-24): Final Closing Disclosure reflects $300.00 cure Reviewer Comment (2017-07-24): no comments made		07/24/2017		1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011155	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/27/2017 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/01/27/2017)	Verified information - Difference of $1,000. LTV 48%.						2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011155	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/27/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/27/2017)	Amount entered as shown on final CD						2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011156	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/17/2017 did not disclose number of months for Property Tax under Prepaids. (Final/01/17/2017)	Line 4 of Section F, number of months reflects 0.						2	B	1/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202011156	07/28/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	The file is missing the rate lock agreement.						2	B	1/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202011156	07/28/2017	Credit	Loan Package Documentation	Application / Processing	Missing Document: Other not provided		The file is missing the Borrower's ATR Certification as required per guidelines.		Reviewer Comment (2017-09-15): ATR cert provided. Seller Comment (2017-09-15): Disagree. Documents in file from submitting seller for ATR and Benefit to Borrower. Uploaded with this response.	09/15/2017			1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202011156	07/28/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:		The file is missing the 2014 and 2015 tax transcripts for the borrowers as required per guidelines.		Reviewer Comment (2017-09-15): Not required for fixed income. Reviewer Comment (2017-09-15): Disagree. Galton does not require transcripts when income is fixed retirement income.	09/15/2017			1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202011157	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Town Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/26/2017 did not disclose number of months for Town Property under Prepaids. (Final/01/26/2017)	Line 5 of Section F, number of months is blank.						2	B	1/XX/2017	NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011157	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/26/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/26/2017)							2	B	1/XX/2017	NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011157	07/27/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.							2	B	1/XX/2017	NY	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011157	07/27/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	1/XX/2017	NY	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011158	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/02/10/2017)							2	B	2/XX/2017	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011158	07/27/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/13/2017)	There is no evidence of Appraisal Delivery receipt or Signed Appraisal Waiver.						2	B	2/XX/2017	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011158	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/10/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/10/2017)	Final Closing Disclosure shows Closing Date as 02/XX/2016 and Consummation Date is 02/XX/2016. A Post closing disclosure dated 02/XX/2017 reflects a closing date of 02/XX/2017.						2	B	2/XX/2017	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011158	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/10/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/02/10/2017)	Finance Charge was disclosed as 126,587.84 on the Final Closing Disclosure. The actual calculated Finance Charge is 126,762.84.
Reviewer Comment (2017-11-10): Agree with lender's response, fee was reclassified as non-finance charge.

Buyer Comment (2017-11-09): Compliance utilizes ComplianceEase to perform the finance charge validation and CE report ran in conjunction with the 2/10/17 CD shows the same finance charge of $126,527.84 Uploaded CE report to AMC for review on 8/23. It is unclear how AMC is getting a finance charge of $126,762.84. Appears AMC believes Upfront HOA of $235 should be consider in finance charge? Sent this exception to outside counsel, there response is " HOA fee is not a finance charge; the loan is ok."
										11/10/2017			1	A	2/XX/2017	WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011158	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	There is no evidence of cure provided to the borrower.				07/27/2017		1	A	2/XX/2017	WA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011158	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	There is no evidence of cure provided to the borrower.				07/27/2017		1	A	2/XX/2017	WA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011158	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $80.23 exceeds tolerance of $55.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	There is no evidence of cure provided to the borrower.				07/27/2017		1	A	2/XX/2017	WA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011158	07/31/2017	Credit	Loan Package Documentation	Application / Processing	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2017-09-12): Questionnaire provided. Seller Comment (2017-09-12): Disagree, the HOA Questionnaire was already in the file; re-uploading for AMC’s review.	09/12/2017			1	A	2/XX/2017	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011158	07/31/2017	Credit	Credit	Miscellaneous	Credit Exception:		Lender approved exception to allow approval of a non-warrantable condominium project. A Single entity owns 5 units in the 24 unit condo project or 20.83% ownership by a single entity.	29 months reserves	Reviewer Comment (2017-08-03): Lender approved exception in file			08/03/2017	2	B	2/XX/2017	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011159	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $350.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Seller provided $200 credit to cure amount that exceeds tolerance.				07/31/2017		1	A	2/X/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011159	07/31/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX P&L Statement (2016)	P&L statements for primary employment and both C-Corp employments		Reviewer Comment (2017-10-23): P&L statements provided. Buyer Comment (2017-10-20): Provided consolidated earnings year to date sheet.	10/23/2017			1	A	2/X/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011159	07/28/2017	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).			Reviewer Comment (2017-10-23): P&L statements were provided.	10/23/2017			1	A	2/X/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011159	07/31/2017	Compliance	Compliance	Federal Compliance	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp)			Reviewer Comment (2017-11-10): Loan was resubmitted as NonQM which was sufficient to resolve QM exceptions. Buyer Comment (2017-11-09): Change to non QM. Reviewer Comment (2017-10-23): Missing signatres on personal and business tax returns.	11/10/2017			1	A	2/X/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011159	07/31/2017	Compliance	Compliance	Federal Compliance	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp).			Reviewer Comment (2017-10-23): P&L statements were provided.	10/23/2017			1	A	2/X/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011159	07/28/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-11-10): Loan was resubmitted as NonQM which was sufficient to resolve QM exceptions. Buyer Comment (2017-11-09): Change to non QM.	11/10/2017			1	A	2/X/2017	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011159	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/09/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/09/2017)	Final CD reflects closing date of 2/XX/17, however was not executed until 2/XX/17.						2	B	2/X/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011159	07/28/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2017, prior to three (3) business days from transaction date of 02/XX/2017.	Final CD reflects disbursement date of 2/XX/17, however post-close CD reflects disbursement date of 2/XX/17.		Reviewer Comment (2017-08-04): Final CD reflects disbursement date of 2/XX/17, however post-close CD reflects disbursement date of 2/XX/17.		08/04/2017		2	B	2/X/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011161	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/02/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/02/2017)	Disclosure reflects Closing Date of (02/XX/2017), but transaction consummation (mortgage notary) date was (02/XX/2017).						2	B	2/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011161	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/02/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/02/02/2017)	Disclosure reflects Finance Charge of ($1,106,885.01) but calculated Finance Charge is ($1,106,935.01).
Reviewer Comment (2017-11-14): Difference was due to per diem, PC CD and final settlement statement verified lower amount.

Buyer Comment (2017-11-13): uploaded Final HUD 1 showing per diem interest of $2144.19 charged at closing.

Reviewer Comment (2017-11-03): Finance charge difference is due to per diem interest. Please provide final settlement statement to verify per diem paid to cure exception.

Reviewer Comment (2017-10-06): Per escalated review... While we agree the tolerance for under disclosure of finance charges under 1026.18(d)(1) is $100 for all real estate secured transactions, the $35 tolerance for finance charge under disclosures is applied for transactions subject to rescission pursuant to 1026.23(h) which provides:
(h) Special rules for foreclosures. (1) Right to rescind. After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, the consumer shall have the right to rescind the transaction if:
 A mortgage broker fee that should have been included in the finance charge was not included; or
(ii) The creditor did not provide the properly completed appropriate model form in Appendix H of this part, or a substantially similar notice of rescission.
(2) Tolerance for disclosures. After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, the finance charge and other disclosures affected by the finance charge (such as the amount financed and the annual percentage rate) shall be considered accurate for purposes of this section if the disclosed finance charge:
 Is understated by no more than $35; or
(ii) Is greater than the amount required to be disclosed.
The exposure to rescission set forth above results in under disclosure greater than $35 to be cited as EV3.

Reviewer Comment (2017-10-06): Escalated for additional review.

Buyer Comment (2017-10-05): See comment on 10/2

Buyer Comment (2017-10-02): MD - Appears EdgeMAC incorrectly entered the amount of the Notary Fee in CE, however the finance charge is considered accurate if it is either over disclosed, or underdisclosed by not more that $100, per 1026.38(o)(2), so the lender's disclosed finance charge of $1,106,885.01 should be considered within tolerance and accurate.

Reviewer Comment (2017-08-23): Per CE provided, Notary fee of $200 was included as finance charge and subordination fee was excluded.  However per diligence review, the notary was excluded and subordination fee included which caused $50 difference which must be refunded.

Seller Comment (2017-08-23): "MD - Compliance utilizes ComplianceEase to determine the accuracy of the Finance charges disclosed. The CE report in file discloses the same $1,106,885.01 that the 2/2/17 CD discloses. No cure needed. Uploaded CE report for AMC review

"
											11/14/2017		2	B	2/X/2017	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011161	07/31/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2017, prior to three (3) business days from transaction date of 02/XX/2017.	Disclosure reflects a disbursement date of (02/07/2017) but the RTC reflects an expiration date of (02/07/2017). This was corrected on PC CD, however missing LOE to accompany PC CD.		Reviewer Comment (2017-08-23): A letter of explanation to the borrower that accompanied a previously supplied PC CD was provided. This is the appropriate documentation required to cure the exception. Seller Comment (2017-08-23): MD - There was an LOE in file, while it not a requirement of TRID to supply an LOE with the PCCD, EdgeMAC has uploaded to AMC for review.		08/23/2017		2	B	2/X/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011162	07/28/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-08-11): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	1/XX/2017	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
202011162	07/28/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-08-11): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	1/XX/2017	CA	Primary	Refinance - Rate/Term		C	C	A	A	C	C	A	A	Non QM	ATR Risk	No
202011162	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/27/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/27/2017)							2	B	1/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
202011162	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,130.00 exceeds tolerance of $1,331.00. Insufficient or no cure was provided to the borrower. (7200)			Reviewer Comment (2017-09-25): Per email documentation provided, a waiver was granted on this violation. Exception updated as such. Reviewer Comment (2017-09-12): Black hole issue referred to client for final disposition. Seller Comment (2017-09-12): MD - Compliance conditioned the loan intially for using a CD to redisclose/ rebaseline fees outside of the 3 days to close window (creating a black hole scenario). Galton waived the condition. No cure needed. Uploading email communication w/ waiver for AMC review.			09/25/2017	3	C	1/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
202011162	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $61.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73133)			Reviewer Comment (2017-09-12): COC for increase provided.	09/12/2017			1	A	1/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
202011162	07/28/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2017, prior to three (3) business days from transaction date of 01/XX/2017.	Post closing CD dated 02/XX/2017 reflects a closing date of 01/XX/2017 with a disbursement date of 02/XX/2017.		Reviewer Comment (2017-10-02): LOE was provided for PC CD. Buyer Comment (2017-10-02): MD 10/2/17 - Uploaded LOE that accompanied the 2/6/17 PC CD to AMC Reviewer Comment (2017-09-12): Please provide LOE to accompany PC CD. Seller Comment (2017-09-12): MD - Agree that loan closed 1/XX with a disbursement date of 2/XX/17. Customer was given until midnight of 2/XX/17 to rescind, which is three days, so there is no cure, ROR was properly given. Uploading 2/XX/17 RTC signed by borrower for AMC review.		10/02/2017		2	B	1/XX/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
202011163	07/26/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/13/2017)							2	B	2/X/2017	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202011164	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower. (7506)			Reviewer Comment (2017-07-28): Final CD reflects $200.00 cure.		07/28/2017		2	B	1/XX/2017	TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011164	07/26/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	B	1/XX/2017	TX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011164	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/20/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/20/2017)							2	B	1/XX/2017	TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011164	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-145.00. (9300)			Reviewer Comment (2017-07-28): Per 02/22/2017 POST CD, refund issued for $145.00 - see copy of check - page 1064		07/28/2017		2	B	1/XX/2017	TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011165	07/28/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	The file is missing the rate lock agreement.						2	B	2/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011165	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/17/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/17/2017)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.						2	B	2/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011166	07/31/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX CPA Letter	Missing a CPA letter to verify the borrowers business, XXX as required by Galton Guidelines for self-employed borrowers. File only contains a verbal VOE completed by a Loan Processor that states the borrowers business was verified through a CPA however, verification of the CPA was not provided.		Reviewer Comment (2017-09-15): Seller provided tax preparer verification. Seller Comment (2017-09-15): Disagree. Accountant on the borrower’s tax returns is the account the VOE was verified with. See Account’s verification and XXX verification provided.	09/15/2017			1	A	2/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202011166	07/31/2017	Credit	Loan Package Documentation	Application / Processing	Missing Document: Fraud Report not provided		Missing a Fraud Report for the co-borrower as required by Galton Funding Guidelines.		Reviewer Comment (2017-09-15): Dataverify provided cleared exception. Seller Comment (2017-09-15): Disagree. Data Verify provided in file by submitting seller includes the co-borrower.	09/15/2017			1	A	2/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202011167	07/28/2017	Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Guideline Issue: Property type not allowed per credit guidelines		The subjected property is a condo conversion. Not allowed per guidelines.	5% DTI on this full documentation loan < 43% guideline max 801 representative FICO score > 720 guideline minimum - 81 points above guideline minimum
Reviewer Comment (2017-10-19): Per client, waived with compensating factors.

Buyer Comment (2017-10-19): Compensating Factors:  Borrower demonstrated ability to pay housing expenses greater than or equal to the proposed monthly housing expenses, DTI is 5.459%, borrower demonstrated ability to maintain a good credit history, including current and previous mortgage/housing payments, and borrower has conservative attitude toward using credit.

Reviewer Comment (2017-09-25): Please provide evidence of the comp factors used when waiving this guideline requirement and diligence vendor will update the exception to waived with comp factors.

Reviewer Comment (2017-09-21): Per seller's response, Galton emailed that proprty is acceptable.  referred to client for final disposition.

Seller Comment (2017-09-21): Disagree.  Galton will purchase condo conversion properties if the conversion occurred over 5 years prior to initial application date.   This was confirmed via email with Galton.
												10/19/2017	2	B	2/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
202011167	07/28/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.							2	B	2/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
202011168	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/13/2017 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/02/13/2017)	Final CD reflects TIP of 90.68000%. Calculated TIP is 90.67600%.						2	B	2/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011168	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	2/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011168	08/01/2017	Compliance	Compliance	Miscellaneous Compliance	Rental Income Documentation - Schedule E Method	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Transcripts / Returns not provided. (Non-Subject Investment/Schedule E)	Missing lease agreement.		Reviewer Comment (2017-10-12): Per lender's comments, loan was converted to Non-QM and subsequently QM exceptions are no longer valid. Buyer Comment (2017-10-11): Change to Non QM. Meets Galton guidelines.	10/12/2017			1	A	2/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011168	08/01/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/10/2017)							2	B	2/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011168	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/13/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/13/2017)	Final CD reflects closing date of 2/XX/17, however loan was not consummated until 2/XX/17.						2	B	2/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011168	07/28/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Non QM due to missing income documentation.		Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-10-12): Per lender's comments, loan was converted to Non-QM and subsequently QM exceptions are no longer valid.	10/27/2017			1	A	2/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011168	07/28/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2017, prior to three (3) business days from transaction date of 02/XX/2017.	Final CD reflects disbursement date of 2/XX/17. Post close CD reflects disbursement date of 2/XX/17, however missing LOE to borrower regarding changes.		Reviewer Comment (2017-09-12): LOE was provided.		09/12/2017		2	B	2/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011169	08/01/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Recording Service fee reflected in section B, should be in section C. Provider used is not listed on SSPL.						2	B	2/XX/2017	CA	Investment	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	N/A	N/A	Yes
202011171	08/02/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2017)			Reviewer Comment (2017-09-25): Evidence of earlier receipt was provided.	09/25/2017			1	A	2/X/2017	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
202011171	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2017)			Reviewer Comment (2017-09-25): Evidence of earlier receipt was provided.	09/25/2017			1	A	2/X/2017	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
202011172	07/31/2017	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 10/21/2016 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 10/31/2016 // Account Type: Stocks/Bonds / Account Number: XXX	2 Asset statements dated 10/XX/16 & 10/XX/16, loan closed 2/XX/17. Guidelines require asset statements not to exceed 90 days prior to closing.		Reviewer Comment (2017-09-21): Sufficient assets were verified. Seller Comment (2017-09-21): Disagree. Only used assets from XXX with $470,289.98. Other asset statements in file were not needed for reserve requirement.	09/21/2017			1	A	2/XX/2017	CO	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011172	07/31/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock not provided.						2	B	2/XX/2017	CO	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011172	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/17/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/240132)	Insurance premium per documentation is $1,294 annually ($107.83). Final Closing Disclosure reflects a monthly premium of $123.67 ($1,484.04 annually).		Reviewer Comment (2017-12-27): Corrected dec page from origination was provided. Buyer Comment (2017-12-21): MD 12/21/17, received HOI dec page showing annual premium of $1484. Uploaded for review.	12/27/2017			1	A	2/XX/2017	CO	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011172	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/17/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/240133)	Insurance premium per documentation is $1,294 annually ($107.83). Final Closing Disclosure reflects a monthly premium of $123.67 ($1,484.04 annually).		Reviewer Comment (2017-12-27): Corrected dec page from origination was provided. Buyer Comment (2017-12-21): MD 12/21/17, received HOI dec page showing annual premium of $1484. Uploaded for review.	12/27/2017			1	A	2/XX/2017	CO	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011172	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/17/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/240132)	Insurance premium per documentation is $1,294 annually ($107.83). Final Closing Disclosure reflects a monthly premium of $123.67 ($1,484.04 annually).		Reviewer Comment (2017-12-27): Corrected dec page from origination was provided. Buyer Comment (2017-12-21): MD 12/21/17, received HOI dec page showing annual premium of $1484. Uploaded for review.	12/27/2017			1	A	2/XX/2017	CO	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011172	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/17/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/17/2017)	Final Closing disclosure reflects closing costs finance of $15,277.13. Calculated closing costs financed of $14,747.13. Variance $530.00.						2	B	2/XX/2017	CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011172	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2017)			Reviewer Comment (2017-09-15): Evidence of earlier receipt was provided.	09/15/2017			1	A	2/XX/2017	CO	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011172	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2017)			Reviewer Comment (2017-09-15): Evidence of earlier receipt was provided.	09/15/2017			1	A	2/XX/2017	CO	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011173	08/02/2017	Credit	Credit	Miscellaneous	Credit Exception:		Lender approved Exception to allow refinancing of 2 loans and the use of the current lease for the non-subject loan on this loan.	$5,292 residual income 60% LTV	Reviewer Comment (2017-08-02): Lender approved waiver in file			08/02/2017	2	B	1/XX/2017	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
202011176	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $54.14 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					07/24/2017		1	A	2/XX/2017	CA	Second Home	Refinance - Rate/Term	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011176	07/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/10/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/10/2017)	The documents provided do not reflect a closing date based on the actual date of consumption. This has also been noted as a finding for the loan.		Reviewer Comment (2017-07-24): Lender cured with post consummation CD dated 2/24/2017 reflecting a corrected closing date of 2/XX/2017.		07/24/2017		1	A	2/XX/2017	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011177	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $821.25 exceeds tolerance of $819.00. Insufficient or no cure was provided to the borrower. (7200)	Change of Circumstance dated 02/21/2017 reflects increase in Discount to $821.25, however CD exceeds 7 days from scheduled closing date so does not reset baseline fee.		Reviewer Comment (2017-09-15): Galton waived black hole issue.			09/15/2017	3	C	2/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011177	07/28/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2017, prior to three (3) business days from transaction date of 02/XX/2017.	Post CD shows disbursement date as 03/XX/2017		Reviewer Comment (2017-08-10): PC CD and LOE provided		08/10/2017		2	B	2/XX/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011177	08/02/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/27/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/27/2017)			Reviewer Comment (2017-09-21): Galton waived black hole issue.			09/21/2017	2	B	2/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202011178	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/04/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/04/2017)	The final CD indicates Closing Costs Financed to be $31,603.42. This is the amount of all the closing costs (J). Borrower paid $605.00 of this before closing. The correct amount should be $30,998.42.						2	B	1/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011178	07/26/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	There was an ABAD provided at time of the initial application identifying XXX; this document is not signed by the borrower. There is another ABAD provided at closing identifying XXX that is signed. The comprehensive ABAD provided at closing is the one captured in review.						2	B	1/X/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011181	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/02/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/02/2017)	Disclosure reflects Closing Date of 2/XX/2017, but transaction consummation (mortgage notary) date was 2/XX/2017						2	B	2/X/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011181	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/02/02/2017)	Seller fees were updated on post close CD dated 3/1/2017, but the file is missing a letter of explanation of the changes and evidence of delivery to the borrowers.						2	B	2/X/2017	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011182	08/02/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/22/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/22/2017)			Reviewer Comment (2017-08-11): Cured on PCCD		08/11/2017		1	A	2/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011182	08/02/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/02/22/2017)							2	B	2/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011182	08/02/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $115.00 exceeds tolerance of $100.00 plus 10% or $110.00. Sufficient or excess cure was provided to the borrower at Closing. (0)			Reviewer Comment (2017-08-02): Initial and Final Closing Disclosure reflect cure of $5.00 Reviewer Comment (2017-08-02): add comments		08/02/2017		1	A	2/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011187	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2017)			Reviewer Comment (2017-09-21): Evidence of earlier receipt provided. Seller Comment (2017-09-21): MD - There is a screenshot in the file showing the eDisclosure history to the borrower. The initial CD was sent and received on 3/1/17. Uploading to AMC for review	09/21/2017			1	A	3/X/2017	NV	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011187	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/01/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/03/01/2017)	Final CD reflects $9,917.47 closing costs financed. Calculated amount is $9,457.47.						2	B	3/X/2017	NV	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011187	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Seller provided $175 credit to cure amount over tolerance.				07/31/2017		1	A	3/X/2017	NV	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011189	07/28/2017	Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Third party verification is required for verification of rent (Letter indicates borrower lives rent free, with spouse paying rent.) see pg. 73 Galton Funding Seller Guide		Reviewer Comment (2017-09-15): Evidence borrower did not own or rent primary was provided.	09/15/2017			1	A	2/X/2017	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202011189	08/02/2017	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003		Lender's initial 1003 was not provided.						2	B	2/X/2017	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202011192	07/28/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Affiliated Business Arrangement Disclosure dated 02/27/2017 was executed by the borrowers on 02/27/2017, which is not within 3 business days of application on 01/30/2017.						2	B	2/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011192	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/24/2017 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/02/24/2017)	Final Closing Disclosure reflects TIP of 87.793% but calculated TIP is 87.727%, which is outside of .003% tolerance. File contains a post-closing CD dated 03/21/2017 that disclosed a TIP of 87.766%. However missing LOE to borrower.		Reviewer Comment (2017-10-06): LOE and delivery method were provided to accompany PC CD, curing exception.		10/06/2017		2	B	2/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011192	07/28/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2017, prior to three (3) business days from transaction date of 02/XX/2017.	Subject loan disbursed on 03/01/2017, which is less than 3 business days from the transaction date of 02/27/2017. File contains a post-closing CD dated 03/21/2017 that disclosed the correct disbursement date of 03/03/2017. However missing LOE to borrower.		Reviewer Comment (2017-10-06): LOE and delivery method were provided to accompany PC CD, curing exception. Buyer Comment (2017-10-05): Please see attached LOE and method of delivery. Reviewer Comment (2017-09-21): Please provide LOE as prescribed cure includes LOE to borrower. Thanks. Seller Comment (2017-09-21): MD - There is no regulatory requirement to provide an LOE for TRID. PCCD on 3/21/17 addressed the error. Please remove exception		10/06/2017		2	B	2/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011193	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/16/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/16/2017)	$20,133.65 charge per CD, Calculated Closing Costs Financed is $19,478.65.						2	B	2/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011193	07/27/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $10,052.56 exceeds tolerance of $7,737.50. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Fee was disclosed as $7,737.50 on Loan Estimate, however disclosed as $10,052.56. Sufficient cure provided on Final CD.				07/27/2017		1	A	2/XX/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011194	07/26/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.67 is less than Guideline PITIA months reserves of 18.00.	Borrower owns other commercial properties through LLC's that he rents to himself. These other properties cause the reserve shortage
Reviewer Comment (2017-10-06): Asset docs were provided for XXX that were not noted in original review.  The additional assets cleared the exception.

Buyer Comment (2017-10-04): Disagree.  Assets verified with XXX account ending XXX $7,076.03, XXX, account ending XXX $35,594.57, XXX, account ending XXX $27,731.99, XXX, account ending XXX $40,145.79, and XXX, account ending XXX $47,490.00 = Total Assets of $158,038.38.  Per PC CD dated 03/24/2017 borrower had to bring in $64,702.93 funds to close, with $93,335.45 liquid assets remaining.  PITIA subject property $5,125.94 x 6 months required reserves = $30,755.64. Borrower has sufficient reserves with excess reserves.  Providing 2 months bank statements that were provided in the file for each account being used for reserves, and a CPA letter that borrower may use the funds from the accounts without it negatively impacting the business.

Reviewer Comment (2017-09-21): Loan has only 4.67 months reserves, less than 6 months required for only 1 property.  Exception remains.

Seller Comment (2017-09-21): Disagree.  Galton does not include commercial properties in the reserve calculation.
										10/06/2017			1	A	2/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011194	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/24/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/24/2017)	Closing date was corrected to 02/XX/2017 on post-close disclosure, missing LOE to borrower.						2	B	2/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011194	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Discount Point Percentage	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 02/24/2017 disclosed Discount Point percentage that does not match disclosed calculated percentage of loan amount. (Final/02/24/2017)							2	B	2/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011194	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/24/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/24/2017)			Reviewer Comment (2017-11-09): A letter of explanation to the borrower that accompanied a previously supplied PC CD was provided. This is the appropriate documentation required to cure the exception.		11/09/2017		2	B	2/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011194	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $11,232.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
Reviewer Comment (2017-11-09): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-11-09): providing LOE that accompanied the 3/2/17 PCCD to clear condition

Reviewer Comment (2017-11-03): Settlement statement provided verifying charges were $3463.20, please provide LOE to accompany final PC CD to complete cure.  Thanks

Buyer Comment (2017-11-03): MD 11/3/17, received final settlement statement from lender showing borrower's final cost of origination charges was $3,463.20, uploaded for review

Reviewer Comment (2017-09-21): COC was provided for $6,163, however final CD has $11,232.  Based on PC CD, it appears borrower may hae paid less, please provide final settlement statement or evidence of refund as well as LOE to borrower and evidence of delivery.

Seller Comment (2017-09-21): MD - There is a COC in file dated 1/19/17 along with a corresponding LE that the loan discount points increased. The total amount disclosed on the 1/19/17 LE was $6,163, while the loan did close with a total of $11,232, this tolerance violation was cured on a PCCD dated 3/2/17, which shows discount points decrease to $3,463.20, which is below the $6,163 baseline from the last disclosed LE, so no further cure required. Uploading 1/19/17 LE and COC and 3/2/17 PCCD for AMC review.
											11/09/2017		2	B	2/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011194	07/25/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)			Reviewer Comment (2017-09-21): COC was provided. Seller Comment (2017-09-21): MD - The appraisal desk review fee first appeared on the 12/13/16 LE, which had a corresponding COC disclosing the new fee. Uploading 12/13/16 COC for review by AMC	09/21/2017			1	A	2/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011194	07/25/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2017, prior to three (3) business days from transaction date of 02/XX/2017.			Reviewer Comment (2017-08-11): Cured on PCCD		08/11/2017		2	B	2/XX/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011195	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/17/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/17/2017)			Reviewer Comment (2017-08-08): Cured on PCCD		08/08/2017		1	A	2/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011195	07/28/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2017, prior to three (3) business days from transaction date of 02/XX/2017.			Reviewer Comment (2017-08-08): Cured on PCCD		08/08/2017		2	B	2/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011196	10/06/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 03/10/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/03/10/2017)			Reviewer Comment (2017-10-18): Sufficient information is listed on contact info. Buyer Comment (2017-10-17): MD 10/17/17 - The lender has the ability under §1026.38(r ) to omit a contact person as the requirement is to disclose whomever is the primary point of contact for which the borrower communicates with during the transaction, which is Edward Denis Roden.	10/18/2017			1	A	3/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011196	07/28/2017	Compliance	Compliance	Federal Compliance	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.							2	B	3/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011196	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/10/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/10/2017)	Consummation date of 03/XX/2017. Final Closing Disclosure reflects a closing date of 03/XX/2017. Post closing disclosure issued 03/XX/2017 reflects a closing date of 03/XX/2017.						2	B	3/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011196	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/10/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/03/10/2017)	Final Closing Disclosure, Prepaid reflects 1 month premium of $3.96. Actual monthly premium is $86.80.						2	B	3/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011196	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure – Interim Closing Disclosure containing a change in APR, loan product or addition of prepayment penalty was not received by borrower at least three (3) business days prior to consummation.			Reviewer Comment (2017-10-06): Corrected APR on 3/6 CD which cleared the exception. Reviewer Comment (2017-09-21): Please provide evidence of receipt of 3/9/17 CD, there was no evidence in file so mailbox method calculates a later receipt date. Seller Comment (2017-09-21): MD - The APR on the initial CD is 5.063% and the APR on the Final CD signed at closing is 5.069%, increase in APR is within 1/8th of 1%, no redisclosure or new waiting period required.	10/06/2017			1	A	3/XX/2017	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011196	07/28/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2017, prior to three (3) business days from transaction date of 03/XX/2017.	Right to cancel eligible disbursement date of 03/XX/2017. Final Closing Disclosure reflects a disbursement date of 03/XX/2017. Post closing disclosure reflects a closing date of 03/XX/2017 with a disbursement date of 03/XX/2017.
Reviewer Comment (2017-10-18): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-10-17): MD 10/17/17, uploaded LOE and proof of delivery from 3/20/17 PCCD to AMC in order to clear exception.

Reviewer Comment (2017-10-06): PC  CD was provided again, however prescribed cure includes LOE to borrower which was not provided.  Unable to cure exception.

Reviewer Comment (2017-09-21): Please provide LOE and evidence of funding date such as final settlement statement to cure the exception.

Seller Comment (2017-09-21): MD - EdgeMAC originally conditioned for this and then cleared it upon receipt of 3/20/17 PCCD, as indicated by AMC. Unclear what is left to clear this condition as customer was given 3 business days to cancel, so no TILA violation occurred.
											10/18/2017		2	B	3/XX/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011197	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	Initial LE was disclosed on "with seller" form, all subsequent disclosures were on "without seller" form.						2	B	3/XX/2017	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202011197	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/14/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/14/2017)	Closing date was 3/XX/17, CD lists 3/XX/17.						2	B	3/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202011197	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/14/2017 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/03/14/2017)	Appraisal value is $3,550,000. CD lists $3,500,000.						2	B	3/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202011197	08/02/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 1040 (2015), 1065 (2014), 1065 (2015), K-1 (2014), K-1 (2015)	Missing required Income Documents for self-employed Borrower: 2015 signed Federal Tax Returns, 2014 and 2015 Partnership Returns, all schedules and K-1 statements.		Reviewer Comment (2017-09-22): 2015 1040 and 2014/2015 K1s and 1065s for XXX were provided to clear the exception. QC rereviewed 1229 page original file and verified these docs were not in the original file provided for review. Seller Comment (2017-09-22): Disagree. All documents were in the original file. 1040's are not signed, however, transcripts are in the file for validation.	09/22/2017			1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202011199	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/14/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/14/2017)							2	B	2/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011199	08/01/2017	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	Signed 2015 1120s return and signed CPA letter not provided		Reviewer Comment (2017-09-21): Signed 2015 1120s was provided, clearing exception.	09/21/2017			1	A	2/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011199	08/01/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-09-21): Signed 2015 1120s was provided, clearing exception.	09/21/2017			1	A	2/XX/2017	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011199	07/28/2017	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Fees corrected on post closing CD issued on 02/22/2017		Reviewer Comment (2017-08-02): PC CD executed by borrower matched fees, from closing CD.	08/02/2017			1	A	2/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011199	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/14/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/14/2017)	Consummation date of 02/XX/2017. Closing Disclosure issued on 02/XX/2017 reflects a closing date of 02/XX/2017. Closing Disclosure issued on 02/XX/2017 reflects a closing date of 02/XX/2017. Missing signed final closing disclosure. Post closing CD issued on 02/XX/2017 was signed by the borrower.		Reviewer Comment (2017-08-02): PC CD executed by borrower included correct date.		08/02/2017		1	A	2/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011199	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/14/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/237323)	Final closing disclosure reflects homeowner’s insurance of $87.71 per month. Actual monthly premium of $227.75 per file documentation. Fees corrected on post closing CD issued 02/XX/2017.		Reviewer Comment (2017-08-02): Executed PC CD included correct figures.		08/02/2017		2	B	2/XX/2017	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011199	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/14/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/237323)	Final closing disclosure reflects homeowner’s insurance of $87.71 per month. Actual monthly premium of $227.75 per file documentation. Fees corrected on post closing CD issued 02/XX/2017.		Reviewer Comment (2017-08-02): Executed PC CD corrected issue.		08/02/2017		2	B	2/XX/2017	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011199	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/14/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/02/14/2017)	Final closing Disclosure reflects a finance charge of $1,297,501.24. Calculated finance charge of $1,306,587.51. Variance of $9,086.27		Reviewer Comment (2017-08-23): Per CE report, fees were included that should be excluded. Upon correction, exception is cleared. Seller Comment (2017-08-23): MD - Compliance utilizes ComplianceEase to determine the accuracy of the Finance charges disclosed. The CE report in file $1,297,798.44, which would cause a condition to cure, however the lender provided additional CD's / PCCD's that does correct the FInance charges and puts them within allowable tolerances ($100). No cure needed. Uploaded CE reports and PCCD for AMC review	08/23/2017			1	A	2/XX/2017	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011202	07/24/2017	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003		Only 1st page of final 1003 located in the file		Reviewer Comment (2017-08-24): Complete 1003 provided. Seller Comment (2017-08-24): Disagree: File already contains the final 1003. Re-uploading for AMC's review.	08/24/2017			1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011202	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/18/2017 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/01/18/2017)	Used the lower of the appraised value and the CDA						2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011202	07/20/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2017, prior to three (3) business days from transaction date of 01/XX/2017.			Reviewer Comment (2017-07-24): Corrected on PC CD pg 1555		07/24/2017		2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011202	07/24/2017	Credit	Borrower and Mortgage Eligibility	Borrower Eligibility	1003 Error: Citizenship Source Documentation was not provided	Borrower: XXX	Missing Perm Res. Alien Card or Visa or Passport						2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011202	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2017-08-02): Cured at closing		08/02/2017		1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011203	08/02/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,076.64 exceeds tolerance of $2,097.00 plus 10% or $2,306.70. Sufficient or excess cure was provided to the borrower at Closing. (0)					08/02/2017		1	A	3/XX/2017	HI	Primary	Purchase	Final CD evidences Cure	C	B	A	A	B	B	C	A	Higher Priced QM	Higher Priced QM	Yes
202011203	08/02/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $628.27 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75155)					08/02/2017		1	A	3/XX/2017	HI	Primary	Purchase	Final CD evidences Cure	C	B	A	A	B	B	C	A	Higher Priced QM	Higher Priced QM	Yes
202011203	07/29/2017	Property	Property - Appraisal	Appraisal Documentation	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.		2 appraisals provided, one as PUD and one as SFR. Appraisal by XXX updated 2/14 indicates PUD info was added on page 1 however there was no change.
Reviewer Comment (2017-11-24): PUD issue cleared.

Buyer Comment (2017-11-22): Although the appraisal done by XXX does not have the PUD box marked, this is a clear typo as the appraiser did acknowledge the property is a PUD, therefore the property type is not unknown.  This typo does not impact the determining factors of the value of the property nor question the validity.  In addition, the 2nd appraisal, which does show the marked PUD box on page 1, is the appraisal report that was used and the report used for the XXX CDA report.  The mortgage did include a PUD Rider signed by the borrower.  This is not an issue.  Please clear.
										11/24/2017			1	A	3/XX/2017	HI	Primary	Purchase		C	B	A	A	B	B	C	A	Higher Priced QM	Higher Priced QM	No
202011203	07/30/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	3/XX/2017	HI	Primary	Purchase		C	B	A	A	B	B	C	A	Higher Priced QM	Higher Priced QM	No
202011203	07/30/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/03/15/2017)							2	B	3/XX/2017	HI	Primary	Purchase		C	B	A	A	B	B	C	A	Higher Priced QM	Higher Priced QM	Yes
202011204	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/20/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/03/20/2017)	Section F of Final CD reflects 1 month prepaid homeowner's insurance of $19.15. Actual monthly premium is $348.51/mo.						2	B	3/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011204	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2017)	Initial CD issued on 3/XX/17 was not executed by borrowers and therefore presumed received on 3/XX/17, which is not at least three business days prior to closing.		Reviewer Comment (2017-09-25): Evidence of earlier receipt was provided. Reviewer Comment (2017-09-22): Doc provided included handwritten entries showing 3/15/17 LE and 3/16/17 CD were received however it did not include method or any actual evidence of receipt. Please provide additional verification that docs were received. Reviewer Comment (2017-09-22): MD - EdgeMAC conditioned the file initially for TRID timing issues, however lender provided a data certificate that borrower received disclosure timely. Uploading to AMC for review.	09/25/2017			1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011204	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2017)	Revised LE issued on 3/15/17 was not executed by borrowers and therefore presumed received on 3/18/17, which is not at least four business days prior to closing.		Reviewer Comment (2017-09-25): Evidence of earlier receipt was provided. Reviewer Comment (2017-09-22): Doc provided included handwritten entries showing 3/15/17 LE and 3/16/17 CD were received however it did not include method or any actual evidence of receipt. Please provide additional verification that docs were received. Reviewer Comment (2017-09-22): MD - EdgeMAC conditioned the file initially for TRID timing issues, however lender provided a data certificate that borrower received disclosure timely. Uploading to AMC for review.	09/25/2017			1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011205	08/01/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Affiliated Business Disclosure issued 01/05/2017 was not signed by the Borrower.						2	B	3/XX/2017	CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011205	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/14/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/14/2017)	This was corrected on post closing CD		Reviewer Comment (2017-08-09): Cured on PCCD		08/09/2017		2	B	3/XX/2017	CO	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011205	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/14/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/03/14/2017)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount. CD disclosed $9898 but calculated was $10,323.33.						2	B	3/XX/2017	CO	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011209	07/29/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/09/2017)							2	B	3/XX/2017	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202011209	07/29/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	3/XX/2017	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202011209	08/02/2017	Credit	Income	Document Error	Bank Statement program requires a P&L Statement AND a minimum of 3 months Business Bank Statements in addition to Personal Bank Statements. Required income documents are missing.	Borrower: XXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: 02/09/2001	Missing 3rd month business bank statement.		Reviewer Comment (2017-09-22): File includes sufficient documentation. Reviewer Comment (2017-09-22): Disagree. The bank statement program does not require a P&L and business bank statements when personal bank statements are being used to qualify.	09/22/2017			1	A	3/XX/2017	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202011209	08/02/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/03/14/2017)							2	B	3/XX/2017	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202011210	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/17/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/17/2017)	PC CD was provided		Reviewer Comment (2017-08-09): Cured on PCCD		08/09/2017		1	A	3/XX/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011210	07/31/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2017, prior to three (3) business days from transaction date of 03/XX/2017.	PC CD was provided		Reviewer Comment (2017-08-09): Cured on PCCD		08/09/2017		2	B	3/XX/2017	WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011210	08/02/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7508)					08/02/2017		1	A	3/XX/2017	WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011210	08/02/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $63.34 exceeds tolerance of $55.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					08/02/2017		1	A	3/XX/2017	WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011212	07/31/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/14/2017)	There is no indication in the file as to when borrower received the appraisal report.						2	B	3/XX/2017	WA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202011213	07/31/2017	Credit	Income	Document Error	Bank Statement program requires a P&L Statement AND a minimum of 3 months Business Bank Statements in addition to Personal Bank Statements. Required income documents are missing.	Borrower: XXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: 10/07/1996	Borrower is a self-employed Collector. Income was verified with 13 months of personal bank statements and employment was verified with a copy of an undated website article written about the borrower. File is missing personal tax returns for the past one year including all schedules, one year business tax returns including all schedules, and proof of the existence of the business with a copy of the business license, business credit report, or a CPA letter as required by Galton Funding Guidelines.
Reviewer Comment (2017-11-24): business license provided.

Reviewer Comment (2017-10-06): Seller provided internet listing for borrower business which would be sufficient for full doc self-employed borrower.  However, this is a 12 month bank statement loan and the employment documentation requirement is more specific.  Per Galton Funding Sellers Guide - Bank Statement Program section, a letter from CPA, a letter from regulatory agency or professional organization or a copy of the business license is required.  Based on more stringent requirements of bank statement employment verification, the internet printout is not a letter from CPA, professional organization or a business license so unable to clear exception.

Buyer Comment (2017-10-04): Disagree.  Providing documentation already provided in the file.

Reviewer Comment (2017-09-22): Per seller's response, loan was submitted as bank statement program and P&L or tax docs are not required.  However, there is no verification of an actual business in file.  Exception remains.

Reviewer Comment (2017-09-22): Borrower is a self-employed XXX. Income was verified with 13 months of personal bank statements and employment was verified with a copy of an undated website article written about the borrower. File is missing personal tax returns for the past one year including all schedules, one year business tax returns including all schedules, and proof of the existence of the business with a copy of the business license, business credit report, or a CPA letter as required by Galton Funding Guidelines.
										11/24/2017			1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011213	08/02/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/13/2017)	File is missing evidence the borrower received a copy of the appraisal at or before closing.						2	B	3/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011213	08/02/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower was qualified with a DTI of 42.878% and monthly debts of $201.00. Updated credit report dated 02/27/2017 verifies monthly debts of $321.00 which increased the DTI to 43.37% and above the Appendix Q and Galton Funding Guidelines maximum DTI of 43%.		Reviewer Comment (2017-09-27): Seller provided updated credit report verifying less debt. Seller Comment (2017-09-27): Disagree. The file contains a credit report dated 03/21/2017 with updated balance and payments for accounts. The remaining open accounts have monthly payments of $169.00/month.	09/27/2017			1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011213	07/31/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower was qualified with a DTI of 42.878% and monthly debts of $201.00. Updated credit report dated 02/27/2017 verifies monthly debts of $321.00 which increased the DTI to 43.37% and above the Appendix Q and Galton Funding Guidelines maximum DTI of 43%.		Reviewer Comment (2017-09-27): Seller provided updated credit report verifying less debt. Seller Comment (2017-09-27): Disagree. The file contains a credit report dated 03/21/2017 with updated balance and payments for accounts. The remaining open accounts have monthly payments of $169.00/month.	09/27/2017			1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011213	07/31/2017	Compliance	Compliance	Federal Compliance	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Notice of Right to Cancel is missing from the imaged file.		Reviewer Comment (2017-09-22): MD - A completed Notice of Right to Cancel is in the file. Uploaded to AMC for review	09/22/2017			1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011213	08/02/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 43.36574% exceeds Guideline total debt ratio of 43.00000%.	Borrower was qualified with a DTI of 42.878% and monthly debts of $201.00. Updated credit report dated 02/27/2017 verifies monthly debts of $321.00 which increased the DTI to 43.37% and above the Appendix Q and Galton Funding Guidelines maximum DTI of 43%.		Reviewer Comment (2017-09-27): Seller provided updated credit report verifying less debt. Seller Comment (2017-09-27): Disagree. The file contains a credit report dated 03/21/2017 with updated balance and payments for accounts. The remaining open accounts have monthly payments of $169.00/month.	09/27/2017			1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011214	07/29/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/09/2017)							2	B	3/XX/2017	MA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202011215	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2017)			Reviewer Comment (2017-09-21): Evidence of earlier receipt was provided.	09/21/2017			1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
202011215	07/28/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,600.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					07/28/2017		1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
202011219	07/29/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock documentation was not provided.						2	B	3/XX/2017	IN	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011219	07/29/2017	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Final CD reflects initial escrow balance of $2,501.85; however the Initial Escrow disclosure reflects initial escrow balance of $1,930.41.						2	B	3/XX/2017	IN	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011219	07/29/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/22/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/03/22/2017)	Final CD reflects Closing cost financed of $7,534; however the calculated closing cost financed is $7,969.44.						2	B	3/XX/2017	IN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011220	07/31/2017	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	No Initial escrow disclosure provided in file; final CD indicates escrows.						2	B	3/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011220	07/31/2017	Compliance	Compliance	Federal Compliance	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	No RTC provided in file.		Reviewer Comment (2017-09-22): MD - A completed Notice of Right to Cancel is in the file. Uploaded to AMC for review	09/22/2017			1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011221	08/01/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/09/2017)							2	B	3/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202011221	08/03/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/03/23/2017)							2	B	3/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202011222	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/28/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/28/2017)	Final and subsequent CD's reflect closing date as 03/XX/2017; however actual consummation date was 03/XX/2017.						2	B	3/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011222	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 03/28/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/28/2017)	Post consummation closing disclosure letter provided to borrower.		Reviewer Comment (2017-08-03): Subsequent CD reflects seller paid fees of $39,390.		08/03/2017		2	B	3/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011222	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Interest	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/28/2017 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/03/28/2017)	Post consummation closing disclosure letter provided to borrower.		Reviewer Comment (2017-08-03): Subsequent CD dated 04/10/2017 reflects the correct prepaid interest.		08/03/2017		2	B	3/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011222	08/07/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,444.30 exceeds tolerance of $144.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					08/07/2017		1	A	3/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011223	07/31/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Transcripts (2015)			Reviewer Comment (2017-12-14): 2015 transcripts were provided. Buyer Comment (2017-12-13): 2015 Transcripts have been uploaded.	12/14/2017			1	A	3/XX/2017	HI	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202011223	08/02/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $125.76 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					08/02/2017		1	A	3/XX/2017	HI	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
202011223	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 03/23/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/03/23/2017)			Reviewer Comment (2017-09-22): Sufficient data is verified on contact info. Seller Comment (2017-09-22): MD - This loan is a brokered transaction. The lender has the ability under §1026.38(r ) to omit a contact person as the requirement is to disclose whomever is the primary point of contact for which the borrower communicates with during the transaction, which is Brian Bender.	09/22/2017			1	A	3/XX/2017	HI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
202011225	07/31/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 6.08350% or Final Disclosure APR of 5.58500% is in excess of allowable threshold of APOR 4.25% + 1.5%, or 5.75000%. Compliant Higher Priced Loan.			Reviewer Comment (2017-08-02): Compliant CA State HPML			08/02/2017	1	A	3/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011225	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/28/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/28/2017)	Closing date on final CD is 03/XX/2017; however actual consummation date was 03/XX/2017.						2	B	3/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011225	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/28/2017 did not disclose number of months for Defaulted Taxes under Prepaids. (Final/03/28/2017)	Number of months collected for the prepaid defaulted taxes was not completed.						2	B	3/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011225	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/28/2017 did not disclose number of months for Property Tax under Prepaids. (Final/03/28/2017)	Number of months collected for prepaid property taxes was not completed.						2	B	3/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011227	08/03/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $745.50 exceeds tolerance of $729.75. Sufficient or excess cure was provided to the borrower at Closing. (7349)	Lender provided $124.20 credit to cure amount over tolerance.				08/03/2017		1	A	4/X/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011227	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	Initial LE dated 1/6/17 was not completed using alternate tables, all subsequent LEs and all CDs were.						2	B	4/X/2017	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011229	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Fee was disclosed as $450 on Loan Estimate, however disclosed as $500 on Final Closing Disclosure. Sufficient cure provided on Final CD.				07/31/2017		1	A	4/X/2017	TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011229	07/31/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	The file is missing the rate lock agreement.						2	B	4/X/2017	TX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011229	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/05/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/04/05/2017)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.						2	B	4/X/2017	TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011230	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/10/2017 did not disclose number of months for homeowner's insurance under Prepaids. (Final/04/10/2017)	Section F of Final CD reflects 0 months.						2	B	4/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011230	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/10/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/10/2017)	Final CD reflects $0.00 by which the total closing costs exceeded the legal limit.						2	B	4/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011231	08/03/2017	Credit	Credit	Credit Calculation / Analysis	Guideline Issue: Insufficient tradelines per credit guidelines		Borrower does not meet minimum tradeline requirement of 3 open and active trades with minimum 24 months.		Reviewer Comment (2017-09-27): Borrower met alternate guideline requirements. Seller Comment (2017-09-27): Disagree. Galton guidelines "Borrower's failing to meet the 3 trade lines criteria but have a minimum of 1 open trade line with 12 months or more reporting history can be considered without exception if the following requirements are met. " The "OR" choice was used requiring 6 months additional reserves and meets one of the following requirements: DTI < 35%, LTV < 70%, or program maximum, whichever is less. DTI is 12.882% and borrower has 254 months reserves.	09/27/2017			1	A	4/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202011234	07/29/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	3/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011234	07/29/2017	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.							2	B	3/XX/2017	CA	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011234	07/29/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/23/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/23/2017)	Final CD, issued on 3/XX/17, reflects closing date of 3/XX/17, actual date of consummation is 3/XX/17.						2	B	3/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011234	07/29/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/03/23/2017)							2	B	3/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011236	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/13/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/13/2017)	Final CD reflects $0.00 by which total closing costs exceeded the legal limit.						2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011236	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,093.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Fee was not disclosed on initial LE.		Reviewer Comment (2017-09-22): Edgemac waiver of black hole issue provided.			09/22/2017	3	C	4/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011237	08/04/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.11080% or Final Disclosure APR of 6.12500% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-08-07): Compliant HPML			08/07/2017	1	A	4/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011237	08/01/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock documentation was not provided.						2	B	4/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011237	08/01/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 6.11080% or Final Disclosure APR of 6.12500% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Compliant Higher Priced Loan.			Reviewer Comment (2017-08-02): Compliant CA State HPML			08/02/2017	1	A	4/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011237	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/25/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/25/2017)	A subsequent CD dated 05/XX/2017 reflects the correct closing date of 04/XX/2017 however no LOE was provided to borrower regarding changes.						2	B	4/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011237	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/25/2017 did not disclose number of months for Property Tax under Prepaids. (Final/04/25/2017)	Months collected for prepaid taxes on seller's CD was not completed.						2	B	4/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011237	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/04/25/2017)	Seller CD reflect total seller paid fees of $25,875.40; however on the Borrower's final CD, seller paid fees are $25,950.40 and on the subsequent CD $25,875.40.						2	B	4/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011240	08/02/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/21/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/04/21/2017)							2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202011240	07/31/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/28/2017)							2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011240	07/31/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/03/23/2017)							2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202011242	10/27/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR				Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation.		10/27/2017		2	B	4/X/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011242	07/31/2017	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	Missing balance sheet		Reviewer Comment (2017-10-24): Loan was resubm,itted as Non-QM per seller request, clearing exception. Buyer Comment (2017-10-24): Change to non-QM.	10/24/2017			1	A	4/X/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011242	07/31/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/16/2017)							2	B	4/X/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011242	07/31/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify current S-Corp employment status using reasonably reliable third-party records			Reviewer Comment (2017-09-27): CPA letter was provided verifying borrower is sole owner, clearing the exception. Seller Comment (2017-09-27): Disagree. The file contains a CPA letter dated 04/04/2017 which states the borrower has been self employed since 2003, it does not state was self employed. Also, see business name search through the California Secretary of State.	09/27/2017			1	A	4/X/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011242	07/31/2017	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.			Reviewer Comment (2017-09-27): CPA letter was provided verifying borrower is sole owner, clearing the exception.	09/27/2017			1	A	4/X/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202011242	07/31/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.			Reviewer Comment (2017-10-27): Updated designation was provided which differs from tape designation. Reviewer Comment (2017-10-26): a Reviewer Comment (2017-10-24): Loan was resubm,itted as Non-QM per seller request, clearing exception. Buyer Comment (2017-10-24): Change to non-QM.	10/27/2017			1	A	4/X/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011242	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/04/06/2017)							2	B	4/X/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011243	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/01/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/05/01/2017)	Final CD reflects amount financed of $19,265. Calculated amount financed is $19,673.95.						2	B	5/X/2017	IL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011243	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2017)	Final CD dated 4/27/17 was not executed by borrowers and therefore presumed received on 5/1/17, which is not at least three business day prior to closing.		Reviewer Comment (2017-10-11): Evidence of earlier receipt provided. Buyer Comment (2017-10-10): MD 10/10/17, received edisclosure history showing borrower received and consented to receiving the final CD on 4/27, uploaded to AMC for review	10/11/2017			1	A	5/X/2017	IL	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011243	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title Other. Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75142)	Lender provided $36.00 credit to cure amount over tolerance.				07/31/2017		1	A	5/X/2017	IL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011245	08/08/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/18/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/04/18/2017)	PC CD was provided		Reviewer Comment (2017-08-09): Cured on PCCD		08/09/2017		2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011245	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/18/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/18/2017)	PC CD was provided		Reviewer Comment (2017-08-09): Cured on PCCD		08/09/2017		1	A	4/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011245	08/03/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/18/2017 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/04/18/2017)			Reviewer Comment (2017-09-22): MD - The requirement of §1026.38(r )(3) allows either an NMLS ID if applicable or license number/ unique identifier. The creditor disclosed the CA state license ID and the NMLS for the individual contact.	09/22/2017			1	A	4/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011245	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/18/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/241639)	PC CD was provided		Reviewer Comment (2017-08-09): Cured on PCCD		08/09/2017		2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011245	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/18/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/04/18/2017)	PC CD was provided		Reviewer Comment (2017-08-09): Cured on PCCD		08/09/2017		2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011247	08/01/2017	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2017-12-13): Broker application from XXX was provided in file and as stip, however lender is XXX. No Lender's application located. Exception remains. Buyer Comment (2017-12-06): Disagree. The initial signed 1003 is in the file.				2	B	4/XX/2017	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202011248	08/01/2017	Property	Property - Appraisal	Appraisal Documentation	Missing secondary valuation product required for securitization.		3rd party secondary valuation tool not found in file.		Reviewer Comment (2017-08-21): CDA provided.	08/21/2017			1	A	5/X/2017	CA	Investment	Refinance - Rate/Term		C	C	A	C	A	A	C	A	N/A	N/A	No
202011248	11/21/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date:			Reviewer Comment (2017-12-13): Disaster date is 10/31/17, inspection date is 10/26/17 which is before disaster end date. Exception remains. Buyer Comment (2017-12-12): FEMA Disaster Inspection uploaded Buyer Comment (2017-12-12): FEMA Disaster Inspection				1	A	5/X/2017	CA	Investment	Refinance - Rate/Term		C	C	A	A	A	A	C	A	N/A	N/A	No
202011257	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/04/19/2017)							2	B	4/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011257	08/03/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7508)					08/03/2017		1	A	4/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011258	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/24/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/24/2017)	Closing disclosure issued after note date						2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011258	08/04/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.							2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011258	08/04/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2017-08-04): Final Closing Disclosure reflects total cure of $400.00. $250.00 for appraisal and $150.00 for second appraisal fee Reviewer Comment (2017-08-04): to add comments		08/04/2017		1	A	4/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011258	08/04/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)			Reviewer Comment (2017-08-04): Final Closing Disclosure reflects total cure of $400.00. $250.00 for appraisal and $150.00 for second appraisal fee Reviewer Comment (2017-08-04): add comments		08/04/2017		1	A	4/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011258	08/01/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/29/2017)	No evidence Borrowers were provided with a copy of the both appraisals.						2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011258	08/01/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/03/27/2017)	No evidence Borrowers were provided with a copy of the both appraisals.						2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011258	08/01/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-08-11): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011258	08/04/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-08-11): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202011258	08/04/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2017, prior to three (3) business days from transaction date of 04/XX/2017.	Per Post Closing Disclosure dated 05/XX/2017, disbursement date was 05/XX/2017
Reviewer Comment (2017-10-13): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-10-12): uploaded LOE and proof of delivery for 5/22/17 PCCD to AMC

Reviewer Comment (2017-09-25): Seller provided a final settlement statement showing disbursement was correctly dated 5/3/17 along with a rescission calendar.  As previously noted, review agrees that disbursement was 5/3/17, but requires additional LOE to document post closing redisclosure.  The disbursement date on closing CD issued 4/24/17 was 4/28/17 so the 5/5/17 PC CD was required to correct the error.  Since a PC CD is required to correct the error, it must also be accompanied by a LOE to borrower per prescribed cure.  Exception remains.

Reviewer Comment (2017-09-22): Prescribed cure includes LOE to borrower with PC CD that is missing.  provide LOE to clear exception.

Seller Comment (2017-09-22): MD - Loan closed on 4/26/17 with final disbursement date of 5/3/17 as noted by AMC. Customer was given until midnight of 4/29/17 to rescind. Nothing left to cure.
											10/13/2017		2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202011259	08/04/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Actual rate lock documentation was not provided.						2	B	5/X/2017	AZ	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011259	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/25/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/04/25/2017)	PC CD corrected issue, however missing LOE to borrower.		Reviewer Comment (2017-09-22): LOE was provided to accompany PC CD Reviewer Comment (2017-09-22): Prescribed cure includes corrected PC CD and loe to borrower regarding changes. Exception remains. Seller Comment (2017-09-22): MD - Lender did provide an LOE, uploading to AMC, however, There is no regulatory requirement to provide an LOE for TRID. Please remove exception		09/22/2017		2	B	5/X/2017	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011259	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/25/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/04/25/2017)	Final CD reflects closing cost financed as $3,870; however the actual amount of the closing cost financed is $4,346.81.						2	B	5/X/2017	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011259	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2017)	Evidence of borrower receiving document earlier was not provided.		Reviewer Comment (2017-09-22): Evidence of earlier receipt was provided.	09/22/2017			1	A	5/X/2017	AZ	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011261	08/04/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock documentation not provided.						2	B	5/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011261	08/01/2017	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.							2	B	5/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011261	08/04/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.	Rate lock documentation not provided.						2	B	5/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011261	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/05/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/05/2017)			Reviewer Comment (2017-08-07): Cured on PCCD		08/07/2017		1	A	5/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011261	08/01/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2017, prior to three (3) business days from transaction date of 05/XX/2017.			Reviewer Comment (2017-08-07): Cured on PCCD		08/07/2017		2	B	5/X/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011264	08/04/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					08/04/2017		1	A	5/X/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011264	08/03/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Issue: Refinance seasoning requirements not met		Subject property was listed in the past 6 months and is a refinance transaction. Lender approved exception for the 6 month waiting period being short by 3 days.	761 representative FICO score >680 guideline minimum - 81 points above guideline minimum Borrower has owned the subject property for 13 years. Lender comment: Borrower has a substantial equity position. 54.697% LTV < 80% guideline max - $835,000.00 more equity than required by program guidelines	Reviewer Comment (2017-08-04): Lender approved exception.			08/04/2017	2	B	5/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011264	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/03/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/03/2017)	Final Closing Disclosure dated 05/XX/2017 disclosed a Closing Date of 05/XX/2017. Deed of Trust was notarized on 05/XX/2017. CD provided post-closing on 05/XX/2017 disclosed the correct closing date of 05/XX/2017.		Reviewer Comment (2017-10-05): A letter of explanation to the borrower that accompanied a previously supplied PC CD was provided. This is the appropriate documentation required to cure the exception.		10/05/2017		1	A	5/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011264	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/03/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/241436)	Final Closing Disclosure dated 05/03/2017 disclosed an Escrow Payment for Payment Stream 1 of $1,679.22; calculated Escrow Payment is $1,677.81. CD provided post-closing on 05/23/2017 disclosed the correct Escrow Payment of $1,677.81.
Reviewer Comment (2017-10-02): LOE was provided to accompany PC CD

Buyer Comment (2017-09-29): Uploaded LOE/proof of delivery to AMC for review.

Reviewer Comment (2017-09-22): Please provide LOE for PC CD to cure the exception.

Seller Comment (2017-09-22): MD - the impound collected in section G and displayed in the Estimated escrow collection in projected payments was correct on the 5/3/17 CD, based the best information reasonably available. There is a Hazard dec page in file showing an annual premium of $2972, or $247.67 month. There is also an newer Hazard dec page in file to support the updated impound collection of $2955.15 or $246.26/month that displays on the later PCCD from 5/23/17. Either way the lender disclosed correctly, so no cure needed.  Uploaded both dec pages for AMC review.
											10/02/2017		2	B	5/X/2017	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011264	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/03/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/241436)	Final Closing Disclosure dated 05/03/2017 disclosed an Estimated Total Monthly Payment for Payment Stream 1 of $10,427.15; calculated Estimated Total Monthly Payment is $10,425.74. CD provided post-closing on 05/23/2017 disclosed the correct Estimated Total Monthly Payment of $10,425.74.
Reviewer Comment (2017-10-02): LOE was provided to accompany PC CD

Buyer Comment (2017-09-29): Uploaded LOE/proof of delivery to AMC for review.

Reviewer Comment (2017-09-22): Please provide LOE for PC CD to cure the exception.

Reviewer Comment (2017-09-22): MD - the impound collected in section G and displayed in the Estimated escrow collection in projected payments was correct on the 5/3/17 CD, based the best information reasonably available. There is a Hazard dec page in file showing an annual premium of $2972, or $247.67 month. There is also an newer Hazard dec page in file to support the updated impound collection of $2955.15 or $246.26/month that displays on the later PCCD from 5/23/17. Either way the lender disclosed correctly, so no cure needed.  Uploaded both dec pages for AMC review.
											10/02/2017		2	B	5/X/2017	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011264	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 05/03/2017 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/05/03/2017)	Final Closing Disclosure, Section B disclosed Flood Certification and Tax Service Fees as paid to the Lender; payee must reflect the actual vendor in some manner (FBO, reimbursement to, etc). CD provided post-closing on 05/23/2017 still disclosed the Lender as payee for these 2 fees.						2	B	5/X/2017	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011264	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 03/15/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/03/15/2017)	Borrower consented to electronic disclosures on 03/24/2017 however, Loan Estimate was electronically provided to the borrower on 03/15/2017.						2	B	5/X/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202011266	08/04/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX P&L Statement (2017), Third Party Verification (2017)	For Megan Dills, Outside Sales (Schedule C).		Reviewer Comment (2017-09-28): Income excluded for qualification. Seller Comment (2017-09-28): Disagree. Co-borrower is paid as a W2 wage earner from employer and expenses were reported on Schedule C, however, this income calculation was not included in the borrower's total income used to qualify. When schedule C income is positive and not being included in the borrower's income a P&L and balance sheet is not required.	09/28/2017			1	A	5/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202011266	08/01/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	5/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202011268	08/01/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2017-10-18): COC provided.	10/18/2017			1	A	5/XX/2017	CA	Second Home	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	Non QM	Non QM	No
202011268	08/01/2017	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.							2	B	5/XX/2017	CA	Second Home	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	Non QM	Non QM	No
202011268	08/01/2017	Compliance	Loan Package Documentation	Closing / Title	Missing Document: Note - Subject Lien not provided				Reviewer Comment (2017-08-24): Note provided.	08/24/2017			1	A	5/XX/2017	CA	Second Home	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	Non QM	Non QM	No
202011268	08/01/2017	Credit	Loan Package Documentation	Closing / Title	Missing Document: Security Instrument not provided				Reviewer Comment (2017-08-24): Mortgage provided.	08/24/2017			1	A	5/XX/2017	CA	Second Home	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	Non QM	Non QM	No
202011268	08/04/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX VVOE - Employment Only (2017)	The file is missing the VVOE dated within 10 days of closing.		Reviewer Comment (2017-08-24): VVOE provided.	08/24/2017			1	A	5/XX/2017	CA	Second Home	Refinance - Cash-out - Other		D	B	D	A	D	B	A	A	Non QM	Non QM	No
202011268	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/23/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/23/2017)	Cure for Loan Originator Compensation of $17,112.50 was not provided.		Reviewer Comment (2017-10-18): Valid COC provided.	10/18/2017			1	A	5/XX/2017	CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	D	B	A	A	Non QM	Non QM	Yes
202011268	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $17,112.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7326)	Fee was not disclosed on the Loan Estimate.		Reviewer Comment (2017-10-18): Valid COC provided. Buyer Comment (2017-10-17): MD 10/17/17, lender supplied 4/28/17 LE and COC showing addition of LO comp fee for $17,112.50, uploading to AMC for review.	10/18/2017			1	A	5/XX/2017	CA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	D	B	A	A	Non QM	Non QM	Yes
202258041	08/14/2017	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Missing signatures on all income documentation.		Reviewer Comment (2017-12-06): Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements. Buyer Comment (2017-12-01): Change to Non QM	12/06/2017			1	A	5/X/2017	WA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	No
202258041	08/14/2017	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	Missing signatures on all income documentation.		Reviewer Comment (2017-12-06): Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements. Buyer Comment (2017-12-01): Change to nonQM.	12/06/2017			1	A	5/X/2017	WA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	No
202258041	08/14/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records.	Third party verification was not provided.
Reviewer Comment (2017-12-18): Waiving a compliance exception does not change the grade.  Only credit exception grades, with compensating factors can be downgraded.

Buyer Comment (2017-12-14): This should be an EV 2 since Galton agreed to make an exception due to compensating factors.

Reviewer Comment (2017-12-14): Client exception provided to use K1 as 3rd party verification.

Buyer Comment (2017-12-13): Galton provided exception to use K1's as evidence of self employment.

Reviewer Comment (2017-12-06): Please provide business license or CPA letter to verify business existence.

Buyer Comment (2017-12-01): 12/1:  The borrower XXX is  partner/owner of multiple business entities.  The 2014-2015 tax transcripts clearly show the Sched K-1 1065 filed under the borrower's name as a partner for XXX (see page 6 of the attached transcript for 2015).  The business address for XXX is the same address for XXX.  The LexisNexis attached shows the borrower XXX as one of the agents/officers.  Please clear exception.
												12/14/2017	2	B	5/X/2017	WA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202258041	08/14/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records.	Third party verification was provided for this entity.
Reviewer Comment (2017-12-18): Waiving a compliance exception does not change the grade.  Only credit exception grades, with compensating factors can be downgraded.

Buyer Comment (2017-12-14): This should be an EV 2 since Galton agreed to make an exception due to compensating factors.

Reviewer Comment (2017-12-14): Client exception provided to use K1 as 3rd party verification.

Buyer Comment (2017-12-13): Galton provided exception to use K1's as evidence of self employment.

Reviewer Comment (2017-12-06): Please provided business license or CPA letter for verification.

Buyer Comment (2017-12-01): 12/1:  The borrower XXX is  partner/owner of multiple business entities.  The 2014-2015 tax transcripts clearly show the Sched K-1 1065 filed under the borrower's name as a partner for XXX (see page 6 of the attached transcript for 2015).  The business address for XXX is the same address for XXX.  The LexisNexis attached shows the borrower XXX as one of the agents/officers.  Please clear exception.
												12/14/2017	2	B	5/X/2017	WA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202258041	08/14/2017	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.			Reviewer Comment (2017-12-28): Income documentation was updated and sufficient.	12/28/2017			1	A	5/X/2017	WA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	No
202258041	08/14/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Lender approved loan as Safe Harbor; however review returned an ATR fail due to missing signed income tax returns, signed P&L and balance sheets. Also missing 2016 tax returns, loan closed 5/9/17, no evidence of 2016 extension in file.		Reviewer Comment (2017-12-28): Income documentation was updated and sufficient. Reviewer Comment (2017-12-18): Waiving a compliance exception does not change the grade. Only credit exception grades, with compensating factors can be downgraded. Buyer Comment (2017-12-14): This should not be an ATR fail. Galton made an exception to allow the income with documentation in file.	12/28/2017			1	A	5/X/2017	WA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202258041	08/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 05/08/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/05/08/2017)	Homeowner's insurance premium collected on the final CD under prepaids reflects $2,370.42; however actual premium collected should have been $3,048.						2	B	5/X/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202258041	08/15/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)					08/15/2017		1	A	5/X/2017	WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	A	A	C	C	A	A	Safe Harbor QM	Non QM	Yes
202258043	08/23/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)	No evidence was found indicating when borrower received a copy of the appraisal.						2	B	5/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202258043	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/22/2017)	Seller CD reflects seller paid fees of $44,174.90; however Borrower's final CD reflects no seller paid fees. There is a post closing CD dated 06/XX/2017 that reflects seller paid fees of $7,726.90.						2	B	5/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202258043	08/21/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-09-06): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	5/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202258043	08/21/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-09-06): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	5/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202258043	08/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/22/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/05/22/2017)	Note shows loan is assumable. Final CD reflects loan is not assumable.						2	B	5/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202258044	08/21/2017	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).			Reviewer Comment (2017-09-28): Per seller's response, self-employed income was excluded and sufficient income was verified. Seller Comment (2017-09-28): Disagree. The Schedule C income is not being used to qualify. When a borrower has positive income that is not being used to qualify, no additional verification is required.	09/28/2017			1	A	5/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202258044	08/21/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-09-28): Per seller's response, self-employed income was excluded and sufficient income was verified. Seller Comment (2017-09-28): Disagree. The Schedule C income is not being used to qualify. When a borrower has positive income that is not being used to qualify, no additional verification is required.	09/28/2017			1	A	5/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202258044	08/21/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/19/2017)	Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.						2	B	5/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202258045	08/22/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/17/2017)	Appraisal Receipt Acknowledgement was e-signed by borrowers on 03/30/2017; Appraisal was completed on 04/12/2017.						2	B	5/X/2017	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258045	08/22/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	5/X/2017	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258045	08/22/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/05/08/2017)	Final Cd listed seller paid fees of $15,387.50 at closing and $1,783.31 prior to closing. Seller's Closing Disclosure listed seller paid fees of $14,374.50. Taxes paid prior to closing was not listed on Seller's CD and premium for Owners Title Insurance as less on Seller's CD.						2	B	5/X/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258046	08/22/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	1120S (2014), K-1 (2014)	Missing complete 2014 1120S & K-1 returns.		Reviewer Comment (2017-09-28): 2014 not required. Seller Comment (2017-09-28): Disagree. File contains 2015 and 2016 income documentation, 1040's 1120S & K1 returns. Only two years is required. 2014 not required.	09/28/2017			1	A	5/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202258046	08/22/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.							2	B	5/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202258046	08/22/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	5/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202258049	08/21/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	LO compensation disclosure was not provided.						2	B	5/XX/2017	AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202258049	08/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/15/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/15/2017)			Reviewer Comment (2017-08-23): Post closing CD and explanation letter from Lender dated 06/07/2017 reflects corrected closing date of 05/XX/2017 with a corrected disbursement date of 05/XX/2017.		08/23/2017		1	A	5/XX/2017	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258049	08/21/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2017, prior to three (3) business days from transaction date of 05/XX/2017.	Post closing CD dated 06/XX/2017 reflects a revised rescission date of 05/XX/2017; however a new rescission was not provided as required by remediation cure.		Reviewer Comment (2017-09-28): Corrected PC CD and ROR were provided. Seller Comment (2017-09-28): MD - The RTC in file was manually corrected and initialled to show the borrower's rescission ended at midnight on 5/19/17. Uploading to AMC for review.		09/28/2017		2	B	5/XX/2017	AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258049	08/23/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.							2	B	5/XX/2017	AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202258050	08/23/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 1040, Award Letter / Continuance Letter			Reviewer Comment (2017-10-18): Transcripts and award letters in file were sufficient. Buyer Comment (2017-10-17): Disagree. Award Letter's provided in file reflect sources being used to qualify will continue for 3 years.	10/18/2017			1	A	5/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258050	08/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 05/26/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/05/26/2017)	This information was not provided on any of the Closing Disclosures.		Reviewer Comment (2017-09-28): Sufficient info provided. Seller Comment (2017-09-28): MD - This loan is a brokered transaction. The lender has the ability under §1026.38(r ) to omit a contact person as the requirement is to disclose whomever is the primary point of contact for which the borrower communicates with during the transaction, which is Bill McIntosh.	09/28/2017			1	A	5/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202258050	08/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/26/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/26/2017)	The dollar amount by which the Total Closing Costs exceed the legal limit is inaccurate due to the other fees exceptioned being over tolerance.						2	B	5/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202258050	08/21/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,207.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	The Fee for Rate Lock Extension of $1,207.50 was added 5/24/2017 however no COC was provided.
Reviewer Comment (2017-10-10): COC was provided.

Buyer Comment (2017-10-09): MD - 10/9/17, 5/24 COC was in the file showing rate ext. Uploaded to AMC for review.

Reviewer Comment (2017-09-28): A waiver for a black hole issue was provided, however there is no black hole issue, just a missing COC for 5/24/17 CD.  The 5/24/17 CD was the 1st to include the extension fee and was issued within 7 days of scheduled close.  Subsequently the CD is sufficient to re-baseline.  The COC for the extension was not located in file, please provide to clear exception.

Seller Comment (2017-09-28): MD - Galton waived the black hole exception that was created when the lender re-baselined using the CD to add the extension fee. Uploading email chain to AMC for review.
										10/10/2017			1	A	5/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202258054	09/29/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date: 05/15/2017			Reviewer Comment (2017-10-27): Received inspection dated 10/17/17 with no damage Buyer Comment (2017-10-26): FEMA Disaster inspection uploaded. Buyer Comment (2017-10-26): FEMA Disaster inspection	10/27/2017			1	A	6/X/2017	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258054	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/02/2017 disclosed Total Closing Costs (Paid by Seller at Closing) that does not match sum of fees. (Final/06/02/2017)	Seller's Final Closing Disclosure disclosed the Title - Title Search Fee as $462.50 however, this fee was disclosed on the Buyer's CD as $482.50.						2	B	6/X/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258054	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/06/02/2017)	Seller's Final Closing Disclosure disclosed total seller paid fees of $34,430.50. Buyer's Final Closing Disclosure disclosed total seller paid fees of $34,450.50.						2	B	6/X/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258054	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 05/04/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/05/04/2017)	Borrowers consented to electronic disclosures on 05/05/2017 however, Loan Estimate was electronically provided to the borrowers on 05/04/2017.						2	B	6/X/2017	FL	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258054	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $410.00 exceeds tolerance of $350.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal Fee was disclosed as $350.00 on the LE dated 05/04/2017, but disclosed as $410.00 on Final Closing Disclosure. Cure of $60.00 was disclosed on the Final Closing Disclosure which is sufficient to cover the difference.				08/25/2017		1	A	6/X/2017	FL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258055	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/26/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/26/2017)			Reviewer Comment (2017-10-11): A letter of explanation to the borrower that accompanied a previously supplied PC CD was provided. This is the appropriate documentation required to cure the exception.		10/11/2017		2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258055	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,450.00 exceeds tolerance of $995.00. Insufficient or no cure was provided to the borrower. (7506)	Lender disclosed appraisal fee on LE as an Appraisal Fee and Second Appraisal fee for $995 each. On Final CD, lender disclosed both appraisals under Appraisal Fee for $1,450. Lender than re-disclosed CD after closing listing 2 appraisal fees for $725.
Reviewer Comment (2017-10-11): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-10-10): MD 10/10/17, uploading LOE and proof of delivery to AMC to cure remaining issue

Reviewer Comment (2017-09-28): Review agrees PC CD corrected issue, please provide LOE to borrower explaining name change to complete cure.

Seller Comment (2017-09-28): MD - The initially LE listed two appraisal fees for $995/each. PCCD issued within 30 days of closing (6/8/17) corrected the single $1450 appraisal fee disclosed incorrectly on the Final CD back to two separate appraisal fees for $725/each, this amount is below what was intially disclosed to set the baseline for each fee, so no tolerance violation occured, no cure needed.
											10/11/2017		2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258055	08/23/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2017, prior to three (3) business days from transaction date of 05/XX/2017.	The Deed of Trust is dated 5/26/2017 with a Notary date reflecting commencement date of 5/27/2017		Reviewer Comment (2017-08-25): Lender re-disclosed CD on 06/06/2017 and 06/08/2017 correcting closing date to 05/XX/2017 and disbursement date to 06/XX/2017.		08/25/2017		2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258055	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/26/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/26/2017)	The Security Instrument is dated 5/XX/2017 however commencement date is supported by Notary date of 5/XX/2017		Reviewer Comment (2017-08-25): Lender re-disclosed CD on 06/06/2017 and 06/08/2017 correcting closing date to 05/XX/2017 and disbursement date to 06/XX/2017.		08/25/2017		1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258055	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/26/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/05/26/2017)	Verified Closing Costs Financed (Paid from your Loan Amount) reflects a negative number. (-$29,689.82)						2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258056	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/23/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/05/23/2017)							2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258056	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/23/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/23/2017)							2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258056	08/24/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2017, prior to three (3) business days from transaction date of 05/XX/2017.
Reviewer Comment (2017-10-13): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-10-12): MD 10/12/17, uploaded LOE for 6/1/17 PCCD to AMC

Reviewer Comment (2017-09-28): Diligence agrees PC CD corrected issue, please provide LOE to borrower regarding changes to complete cure.

Seller Comment (2017-09-28): MD - according to the 6/1/17 PCCD in file, the loan funded on 5/XX, which allowed the borrower 3 business days to rescind. Would need lender's final settlement statement to show disbursement, but compliance uses the CD/ PCCD and bases it off the calculated days of per diem interest collected. Uploading 6/1 PCCD for review by AMC.
											10/13/2017		2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258058	08/28/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/05/31/2017)	Seller's Final Closing Disclosure disclosed total seller paid fees of $69,514.28. Buyer's Final Closing Disclosure disclosed seller paid fees of $9,248.69. CD provided post-closing on 06/02/2017 disclosed total seller paid fees of $70,127.97, which still does not match the Seller's CD.						2	B	5/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258058	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 05/31/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/05/31/2017)	Final Closing Disclosure, Section F. Prepaids disclosed the annual Homeowner's Insurance Premium as $600.79 which does not match the monthly Homeowner's Insurance Premium in Section G. of $47.98 which equates to $575.76 annually.						2	B	5/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258059	08/14/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX Paystubs, Transcripts (2015), Transcripts (2016), VVOE - Employment Only, W-2 Paystubs, Transcripts (2015), Transcripts (2016), VVOE - Employment Only, W-2	Missing all income docs in file provided.		Reviewer Comment (2017-09-22): All required income documentation was provided.	09/22/2017			1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258059	09/01/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $195.00 exceeds tolerance of $150.00 plus 10% or $165.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					09/01/2017		1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202258059	09/01/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					09/01/2017		1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202258059	08/14/2017	Credit	Liabilities	Liabilities Documentation	Credit Report Error: Credit history rating was not provided.		Missing rating on Comcast installment loan listed on final 1003.		Reviewer Comment (2017-09-22): Part of 401k.	09/22/2017			1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258059	08/14/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.							2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258059	08/14/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.10 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2017-09-22): Seller provided additional reserves.	09/22/2017			1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258059	08/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/01/2017)							2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258059	08/14/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.			Reviewer Comment (2017-09-22): All required income documentation was provided.	09/22/2017			1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202258059	08/14/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.	Missing all income docs in file provided.		Reviewer Comment (2017-09-22): All required income documentation was provided.	09/22/2017			1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258059	08/14/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.	Missing all income docs in file provided.		Reviewer Comment (2017-09-22): All required income documentation was provided.	09/22/2017			1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258059	08/14/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records.	Missing all income docs in file provided.		Reviewer Comment (2017-09-22): All required income documentation was provided.	09/22/2017			1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258059	08/14/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records.	Missing all income docs in file provided.		Reviewer Comment (2017-09-22): All required income documentation was provided.	09/22/2017			1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258059	08/14/2017	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.			Reviewer Comment (2017-09-22): All required income documentation was provided.	09/22/2017			1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258059	08/14/2017	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 11/18/2016 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/11/18/2016)							2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258060	08/12/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/02/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/05/02/2017)	Calculated finance charge of $206,742.28 does not match CD finance charge of $206,418.51. Compliance testing in file matching CD finance charge includes a $323.50 finance charge credit. There was credit, however it was not reflected as a cure. To cure, please provide updated PC CD with LOE and evidence of delivery reflecting the credit as a cure on page 2 and 3 of CD.
Reviewer Comment (2017-11-14): Escalated, response attached...  We have specifically brought this type of issue up with the rating agencies, one of which has opined through their outside counsel that the grading should be left at EV3-C.
Their rationale is as follows. The interplay between a lump sum lender credit and the finance charge disclosure is not specifically addressed in Regulation Z. However, many lenders will apply a lump sum lender credit first to non-finance charges. Only if/when the non-finance charges are fully covered by the lump sum credit, will the lender then apply any remaining lump sum credit to prepaid finance charges. This approach is driven largely by three factors: (1) the lack of clarity in Regulation Z; (2) the penalties for understating the finance charge; and (3) the fact that an overstatement of the finance charge does not carry a penalty. Since with a lump sum lender credit there is really no evidence of what the credit is intended to cover, many lenders will first apply the amount to non-finance charges.
The only way AMC could consider applying the lender credit to a finance charge fee is (1) as a general lender credit, if credit is applied to non-finance charge fees first, and if any credit remains, then apply to finance charge fees; or (2) move the general lender credit to a fee-specific lender credit in the “Paid by Others” column that will allow for the application of the credit directly to the finance charge fee it is allotted to.

Buyer Comment (2017-11-09): we sent this to outside counsel for response and they stated " If the understated finance charge is not due to specific settlement fees exceeding tolerances than the statement in 38(h)(3) would not apply.  This cure would be more along the lines of a TILA 130(b) cure. Given the lender provided the refund at closing, this should not be an EV3." Please consider lowering this to an EV2 exception

Reviewer Comment (2017-10-11): Per escalated review, exception remains.  For a rated deal, these would still remain as an open EV3-C. AMC has had numerous discussions with rating agencies who have agreed we maintain the EV3-C level exception when the credit is not itemized to the specific charge on the CD. While it is recognized the lump sum lender credit and the finance charge disclosure is not specifically addressed in Regulation Z, there is clearly more risk in assuming that a lump sum credit was meant to be applied toward APR fees before others. Only if/when the non-finance charges are fully covered by the lump sum credit, will AMC then apply any remaining lump sum credit to prepaid finance charges. This approach is driven largely by three factors: (1) the lack of clarity in Regulation Z; (2) the penalties for understating the finance charge; and (3) the fact that an overstatement of the finance charge does not carry a penalty.

Reviewer Comment (2017-10-11): Per prior escalated review, a corrected PC CD is required.  Seller provided a screenshot indicating credit was a discount fee credit rather than a corrected CD.  Escalated for higher review.

Buyer Comment (2017-10-10): MD 10/10/17, received additional documentation from lender to support use of general credit and a screenshot showing it applied to the Discount fee. Uploaded to AMC for consideration

Reviewer Comment (2017-09-27): Escalated review, We have had discussions with outside counsel on this specific issue and the guidance received indicated that since TRID specifically provides that "general credits" are not for specific fees, in order to apply credits to specific fees (i.e., finance charge fees), they would have to be itemized on the CD in the paid by seller/others column. In instances when lump sum credits are not itemized on the CD by way of disclosure in Paid by Seller or Paid by Other columns, we would apply a conservative application of credits using a waterfall approach (non-APR then APR fees). We do not assume credit applies to APR fees first before non-APR fees. While there is no official guidance in the regulations, there is clearly more risk in assuming that a lump sum credit was meant to be applied toward APR-affecting and high cost points and fees before others.
Seller can cure issue by issuing corrected CD and moving general credit to an itemized credit for an APR fee.

Seller Comment (2017-09-27): MD - We should send this to legal counsel. The lender cured the over-statement of finance charges by providing a $323.50 lender credit(cure) on the 5/2/17 CD, however it is unclear if the cure requires the additional language being requested by AMC. The requirement in §1026.38(h)(3)states: Credits from the creditor to offset an amount charged in excess of the limitations described in § 1026.19(e)(3) are disclosed pursuant to § 1026.38(h)(3), along with a statement that such amount was paid to offset an excess charg. So the question to legal counsel would be, should over-disclosed finance charges be considered as part §1026.19(e)(3), thus requiring the additional language explaning the cure?
EdgeMAC does require an attestation from the lender telling us what the lender credit is for as there is no way to indicate the increase was due to finance charges.
													3	C	5/X/2017	IL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202258065	08/22/2017	Compliance	Compliance	Federal Compliance	TILA LO Compensation (Impermissible Compensation Method)	Loan Originator Compensation (Dodd-Frank 2014): Unable to determine Compensation method used.							2	B	5/XX/2017	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202258066	08/23/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258066	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $185.00 exceeds tolerance of $150.00 plus 10% or $165.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	The lender credit of $6270 included $20 for the cure.				08/23/2017		1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258066	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.							2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258067	09/06/2017	Credit	Credit	Miscellaneous	Credit Exception:		1031 Exchange not permitted per guidelines	784 FICO 27.44% DTI < 43% guideline max 60% LTV < 80% guideline max	Reviewer Comment (2017-09-06): Waived w/ Comp Factors			09/06/2017	2	B	5/XX/2017	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
202258068	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/07/2017)							2	B	6/X/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258070	08/25/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock is missing from imaged file.						2	B	6/X/2017	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202258071	08/25/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-09-06): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	5/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202258071	08/25/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-09-06): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	5/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202258071	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/05/30/2017)	Seller's final CD total seller paid fee amounts do not match the values used for compliance testing						2	B	5/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202258072	08/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/05/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/258490)	Lender re-disclosed CD on 06/08/2017 correcting escrow payment to $1,238.99 and monthly insurance escrow to $54.14.		Reviewer Comment (2017-08-28): Lender re-disclosed CD on 06/08/2017 correcting escrow payment to $1,238.99 and monthly insurance escrow to $54.14.		08/28/2017		2	B	6/X/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202258072	08/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/05/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/258490)	Lender re-disclosed CD on 06/08/2017 correcting escrow payment to $1,238.99 and monthly insurance escrow to $54.14.		Reviewer Comment (2017-08-28): Lender re-disclosed CD on 06/08/2017 correcting escrow payment to $1,238.99 and monthly insurance escrow to $54.14.		08/28/2017		2	B	6/X/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202258073	08/23/2017	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.							2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202258074	08/26/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/08/2017)	Final CD discloses seller paid fees of $6,636.95; Seller's Closing Disclosure discloses seller paid fees of $89,500.00. Review combined disclosures inputting the higher fee on the Final CD.						2	B	6/X/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258074	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/08/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/08/2017)			Reviewer Comment (2017-08-26): Lender re-disclosed CD on 06/16/2017 correcting closing date to 06/XX/2017 and disbursement date to 06/XX/2017		08/26/2017		1	A	6/X/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258075	08/25/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	6/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202258075	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/13/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/13/2017)			Reviewer Comment (2017-08-28): Lender re-disclosed CD on 06/21/2017 correcting closing date to 06/XX/2017 and disbursement date to 06/XX/2017		08/28/2017		1	A	6/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202258075	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/13/2017)	Final CD disclosed seller paid fees of $79,110. Seller's Closing Disclosure disclosed seller paid fees of $79,239.00. Seller's Closing Disclosure listed $30 Notary Fee and $99 Natural Hazard Disclosure fee not shown on Final CD.						2	B	6/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202258077	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/09/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/09/2017)	Final disclosure reflects a closing date of 06/XX/2017. document was executed on 06/XX/2017						2	B	6/X/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258077	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/09/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $88,636.50, while closing CD seller's fees total $86,841.50						2	B	6/X/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258079	08/22/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/25/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/25/2017)			Reviewer Comment (2017-08-25): Cured on PC CD		08/25/2017		1	A	5/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258079	08/22/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/25/2017)	The total seller paid fees shown on the buyer's final CD were $179; the total seller paid fees shown on the seller's final CD were $19,012.80. The real estate commissions in the amount of 11,059.80, and the price participation fee in the amount of $7774 were not shown on the buyer's final CD.						2	B	5/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258080	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-450.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,394.00. (9300)			Reviewer Comment (2017-08-24): Lender re-disclosed LE on 04/26/2017 lowering Lender Credit to $0.00.		08/24/2017		2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258080	08/22/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Discount Point Percentage	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 06/08/2017 disclosed Discount Point percentage that does not match disclosed calculated percentage of loan amount. (Final/06/08/2017)	Lender listed loan interest rate for % of discount points.						2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258080	08/22/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/08/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/06/08/2017)	Final CD reflects Closing Costs Financed as $6,484.00; correct amount is $6,484.11.						2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258082	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Loan Estimate Value - Seller Credit	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/30/2017 did not disclose the Loan Estimate value of Seller Credit. (Final/05/30/2017)	Final Closing Disclosure, Calculating Cash to Close Table: Loan Estimate column did not disclose a dollar amount for Seller Credits.						2	B	5/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202258082	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/30/2017)	Seller's Final Closing Disclosure disclosed total seller paid fees of $50,230.30. Buyer's Final Closing Disclosure disclosed seller paid fees of $922.35.						2	B	5/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202258082	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/30/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/30/2017)	Final Closing Disclosure dated 05/XX/2017 disclosed a Closing Date of 05/XX/2017. Deed of Trust was notarized on 05/XX/2017.						2	B	5/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202258082	08/26/2017	Credit	Insurance	Insurance Documentation	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.		HO-6 policy was not provided for the subject condo. File only contains an HO-6 quote that reflects an annual premium of $987.00. Final Closing Disclosure disclosed the annual premium as $831.60. Without the actual policy, the monthly premium cannot be verified and DTI cannot be accurately calculated.		Reviewer Comment (2017-12-14): Blanket provided. Buyer Comment (2017-12-14): Blanket policy supplied, walls in coverage not required. Exception not valid, please waive. Reviewer Comment (2017-09-28): No cure provided. Reviewer Comment (2017-09-28): MD - Compliance should have questioned the impound/escrow disclosed on the CD vs the annual premium disclosed on the hazard quote, but compliance would not validate that the actual policy was in the file.	12/14/2017			1	A	5/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202258083	08/28/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/02/2017 did not disclose number of months for Property Tax under Prepaids. (Final/06/02/2017)	Property taxes paid by seller reflected on the seller closing disclosure did not reflect the number of months paid (does reflect "2nd half")						2	B	6/X/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258083	08/28/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/02/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $73,953.55, while closing CD seller's fees total $3,605.50						2	B	6/X/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258084	08/25/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	6/XX/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202258084	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	(LE) disclosure dated 04/12/2017 was issued on the "Cash From/To Borrower" not present form, and (LE) and (CD) disclosure(s) was issued on the "Cash From/To Borrower" present form.						2	B	6/XX/2017	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202258084	08/28/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock documentation to borrower was not provided.						2	B	6/XX/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202258084	08/28/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.	Rate lock documentation to borrower was not provided.						2	B	6/XX/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202258085	08/26/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate Lock was not provided in imaged file.						2	B	6/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258085	08/26/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/16/2017)	Seller's Final Closing Disclosure disclosed total seller paid fees of $145,431.20. Buyer's Final Closing Disclosure disclosed seller paid fees of $20,568.75. CD provided post-closing on 06/22/2017 disclosed total seller paid fees of $20,568.75, which still does not match the Seller's CD.						2	B	6/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258086	08/19/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock documentation was not provided.						2	B	5/X/2017	NJ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202258086	08/19/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Evidence of borrower's earlier receipt was not provided.						2	B	5/X/2017	NJ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202258086	08/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 05/03/2017 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/05/03/2017)	Final CD reflects an abbreviated fee of Title-CPL; however the fee should be spelled out for TRID compliance as Title-Closing Protection Letter.						2	B	5/X/2017	NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258086	08/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 05/03/2017 did not disclose number of months for Property Tax under Prepaids. (Final/05/03/2017)	Number of months reflected on the final CD for prepaid property taxes was 0 which does not equal the amount collected.						2	B	5/X/2017	NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258086	08/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/03/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/05/03/2017)			Reviewer Comment (2017-08-23): A post closing CD and explanation letter was sent to borrower on 06/16/2017 correcting the reason of no escrow as declined by borrower.		08/23/2017		2	B	5/X/2017	NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258086	08/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/03/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/05/03/2017)	Final CD reflects closing costs financed of $14,725; however the calculated closing costs financed should be $15,109.41.						2	B	5/X/2017	NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258090	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/07/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/07/2017)			Reviewer Comment (2017-09-28): Reverified fees were actually to provider on SSPL wich corrected 10% bucket to include additional fees.	09/28/2017			1	A	6/X/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202258090	08/23/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	The hazard insurance policy does not reflect the Lender as Payee.				Reviewer Comment (2017-10-18): Corrected HOI was provided. Buyer Comment (2017-10-18): received updated evidence of Ins, uploaded to AMC Reviewer Comment (2017-09-28): This is a Galton seller guide credit exception. Seller Comment (2017-09-28): MD - Compliance would not validate payee on hazard policy	10/18/2017			1	A	6/X/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202258090	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $132.00 exceeds tolerance of $105.00 plus 10% or $115.50. Insufficient or no cure was provided to the borrower. (0)	Recording Fee increased to $132.00 on Final CD; no cure documented in file.		Reviewer Comment (2017-09-28): Reverified fees were actually to provider on SSPL wich corrected 10% bucket to include additional fees. Seller Comment (2017-09-28): MD - The 10% bucket is defined in 1026.19(e)(3)(ii) and is the sum all fees in section C and E, not just E. The increase from $105 to $132 does not exceed the total 10% tolerance threshold of $125.50 (10% of $1255)	09/28/2017			1	A	6/X/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202258090	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $45.00 exceeds tolerance of $40.00. Insufficient or no cure was provided to the borrower. (75201)	Sub Escrow Fee increased to $45.00 on Final CD; no cure located in file.		Reviewer Comment (2017-09-28): Reverified fees were actually to provider on SSPL wich corrected 10% bucket to include additional fees. Seller Comment (2017-09-28): MD - The Sub Escrow Fee is consider a 10% fee and creditor is not required to rebaseline/ redisclose because the sum of all amounts charged to the consumer subject to 1026.19(e)(3)(ii) did not increase by 10% or more. Please refer to official commentary in 1026.19(e)(3)(ii)-3	09/28/2017			1	A	6/X/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202258090	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/07/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/06/07/2017)			Reviewer Comment (2017-08-25): Lender re-disclosed CD on 08/12/2017 correcting monthly escrow payment to $282.23. Escrow payment was listed as $282.22 on Final CD.		08/25/2017		2	B	6/X/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202258091	08/24/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.	File does not contain the required Anti Steering disclosure						2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258091	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/23/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/06/23/2017)	Disclosure does not reflect Contact Name and NMLS id for the lender						2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258091	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/23/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/06/23/2017)	Disclosure reflects an amount for Closing Costs Financed of $6,688.00, but this should be $7,160.84.						2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258091	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 04/28/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/04/28/2017)	Loan Estimate provided on 04/28/2017 was electronically provided, however Borrower e-consented on 05/03/2017.						2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258091	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $150.00 exceeds tolerance of $112.00 plus 10% or $123.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Fee disclosed as ($112) on (LE dated 04/28/2017), but disclosed as ($150.00) on Final Closing Disclosure.				08/24/2017		1	A	6/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258091	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Fee disclosed as ($450) on (LE dated 04/28/2017), but disclosed as ($500.00) on Final Closing Disclosure.				08/24/2017		1	A	6/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258092	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/06/19/2017)	Seller's Final Closing Disclosure was not provided in imaged file.						2	B	6/XX/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258092	09/29/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:			Reviewer Comment (2017-11-07): Inspection provided. Buyer Comment (2017-11-06): FEMA disaster inspection uploaded.	11/07/2017			1	A	6/XX/2017	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258092	08/27/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation Disclosure was not provided in imaged file.						2	B	6/XX/2017	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258096	08/29/2017	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017, Most Recent Tax Return End Date 12/31/2015, Tax Return Due Date 04/15/2017. XXX	Missing 2016 tax returns. 2017/2016 P & L statements in file. Lender approved loan using 2014/2015 Schedule C income.						2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202258097	08/26/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate Lock was not provided in imaged file.						2	B	6/XX/2017	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
202258098	08/28/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/06/30/2017)	Seller's Final Closing Disclosure was not provided in imaged file.						2	B	6/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258098	08/30/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $113.76 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					08/30/2017		1	A	6/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258100	08/28/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.			Reviewer Comment (2017-11-28): Based on change of qual rate due to change to NonQM, loan qualifies for DTI. Buyer Comment (2017-11-28): Change to Non QM. Use 36 month average of bonus income. Without rounding up the calculation of the borrower’s income, calculation is: Base $20,833.32 / Bonus 36 month average $236,486.02 + $131,250.00 + $100,000.00 = $467,732.02 divided by 36 = $12,992.56 / 1120s Loss -$1391.08 Total income $32,434.80/month. Ability to repay is documented.	11/28/2017			1	A	6/XX/2017	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202258100	08/28/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 35.67496% exceeds Guideline total debt ratio of 35.00000%.	35.675% DTI exceeds maximum allowed of 35.00%. Lender approved at 32.638% excluding 2016 business loss and qualifying borrower at note rate plus 1.50% (guidelines require note rate plus 2%).
Reviewer Comment (2017-11-28): Loan was resubmitted as Non-QM so qual rates changed, lowering DTI

Buyer Comment (2017-11-28): Without rounding up the calculation of the borrower's income, calculation is: Base $20,833.32 / Bonus 36 month average $236,486.02 + $131,250.00 + $100,000.00 = $467,732.02 divided by 36 = $12,992.56 / 1120s Loss -$1391.08 Total income $32,434.80/month.  Change to Non QM.

Reviewer Comment (2017-11-28): Please provide income breakdown.  36 month average is not required per appendix Q.

Buyer Comment (2017-11-27): 2017 should not be considered year to date since paid for 2016 performance.  36 month average is acceptable and should be considered in the borrower's income calculation.

Reviewer Comment (2017-11-08): Loan is QM, per appendix Q, The creditor must develop an average of bonus or overtime income for the past two years.  Subsequently YTD bonus would not be considered. Unable to clear.

Buyer Comment (2017-11-08): Disagree.  See LOE from borrower and Bonus plan provided in file.  2017 bonus was for 2016 and included additional territories.  The 2017 bonus income should be considered in the borrower's income calculation.

Reviewer Comment (2017-11-08): Bonus income is the difference in SG calculation.  2017 was significantly higher than previous 5 years verified bonus, based on large increase without history of large fluctuations, 2015/2016 bonus used for qualification.

Buyer Comment (2017-11-07): Income calculated using 36 month avg of bonus. Base 20,833.32 + bonus 12993 - 1120s loss (1391) = $32,435.32. Calculated total expenses at $10,355.01, DTI 31.93%

Reviewer Comment (2017-09-28): Diligence DTI is 35.67% based on income of $29,025.99($30,468.77 wages and -$1,442.78 self employment), qualifying P&I of $8,864.45 and total expenses of $10,355.01.

Seller Comment (2017-09-28): Disagree.  Edgemac calculated the DTI qualifying the borrower at the note rate plus 2% per guidelines, and included a 12 month average of the business loss, with a final DTI of 31.93%.
										11/28/2017			1	A	6/XX/2017	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202258100	08/28/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify current S-Corp employment status using reasonably reliable third-party records.			Reviewer Comment (2017-09-28): 3rd party verification was provided. Seller Comment (2017-09-28): Disagree. Third Party Verification, Articles of Incorporation for XXX	09/28/2017			1	A	6/XX/2017	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202258100	08/28/2017	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.			Reviewer Comment (2017-09-28): 3rd party verification was provided.	09/28/2017			1	A	6/XX/2017	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202258100	08/28/2017	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,158.00. (9300)	Lender re-disclosed LE on 05/23/2017 lowering Lender Credit to $0.00.		Reviewer Comment (2017-09-28): COC was provided for credit removal. Seller Comment (2017-09-28): MD - The lender removed their lender credit at the time the interest rate was lock, this is an allowable action, persuant to 1026.19(e)(3)(iv)(D). Providing COC that accompanied the Locked LE on 5/23/17 to AMC for review.	09/28/2017			1	A	6/XX/2017	CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202258100	11/28/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-11-28): Based on change of qual rate due to change to NonQM, loan qualifies for DTI.	11/28/2017			1	A	6/XX/2017	CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202258100	08/25/2017	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	Missing 2017 Financial Statements and 2016 K-1 for business owned.		Reviewer Comment (2017-11-28): Per client request, loan resubmitted as NonQM. Buyer Comment (2017-11-28): Included loss from 2016 K1 in the income calculation. K-1 not provided in file, however, 2016 K-1 reconciliation worksheet is provided with the 2016 1040's.	11/28/2017			1	A	6/XX/2017	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202258100	08/25/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Disclosure not located in file.		Reviewer Comment (2017-11-28): not required	11/28/2017			1	A	6/XX/2017	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
202258100	08/25/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Fail.			Reviewer Comment (2017-11-28): Per client request, loan resubmitted as NonQM. Buyer Comment (2017-11-28): Change to Non QM	11/28/2017			1	A	6/XX/2017	CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202258100	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/19/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/19/2017)			Reviewer Comment (2017-09-28): COC was provided for credit reduction.	09/28/2017			1	A	6/XX/2017	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202258100	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/19/2017)	Seller paid fees captured from Seller's Closing Disclosure						2	B	6/XX/2017	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202258102	08/25/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Disclosure not located in file.						2	B	6/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202258102	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/28/2017)	Final CD disclosed seller paid fees of $599.00. Seller's Closing Disclosure listed seller paid fees of $54,182.10.						2	B	6/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258105	08/22/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	5/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258105	08/22/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/16/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/16/2017)			Reviewer Comment (2017-08-25): Cured on PC CD.		08/25/2017		1	A	5/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258106	08/22/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/17/2017)							2	B	5/XX/2017	IL	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202258107	08/25/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.51310% or Final Disclosure APR of 5.51900% is in excess of allowable threshold of APOR 3.57% + 1.5%, or 5.07000%. Compliant Higher Priced Mortgage Loan.	Federal Higher-Priced Mortgage Loan - stated APR (5.519%) and audited APR (5.5131%) exceeds the HPML threshold of 5.07% (1.5% over applicable APOR, 3.57%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to Federal HPMLs.		Reviewer Comment (2017-09-06): Compliant HPML			09/06/2017	1	A	6/XX/2017	AZ	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202258107	08/25/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock is missing from the imaged file.						2	B	6/XX/2017	AZ	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202258107	08/25/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.	Rate lock is missing from the imaged file.						2	B	6/XX/2017	AZ	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202258107	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/21/2017 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/06/21/2017)	Per Galton Funding Matrix if the subject property was purchased within the last 12 months, the lower of the purchase price or appraised value must be used to calculate the LTV. Final Closing Disclosure, 1008 and lender's approval all reflect the appraised value of $800,000.00 however, the HUD statement verifies the subject property was purchased on 03/09/2017 for $795,000.00.						2	B	6/XX/2017	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258107	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/21/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/21/2017)	Final Closing Disclosure dated 06/XX/2017 disclosed a Closing Date of 06/XX/2017. Deed of Trust was notarized on 06/XX/2017.						2	B	6/XX/2017	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258108	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/08/2017 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/06/08/2017)							2	B	6/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202258110	08/26/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/16/2017)	Combined seller paid fees using Final CD and Seller's Closing Disclosure						2	B	6/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258110	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					08/24/2017		1	A	6/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258112	08/28/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $29.50 exceeds tolerance of $29.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Lender provided $0.50 credit at closing for increase in closing costs above legal limits.				08/28/2017		1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
202258113	08/28/2017	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	File does not contain the initial escrow disclosure						2	B	6/XX/2017	WA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258113	08/28/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/28/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $95,858.18, while closing CD seller's fees total $94,100.94						2	B	6/XX/2017	WA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258114	08/30/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.99070% or Final Disclosure APR of 6.03400% is in excess of allowable threshold of APOR 3.66% + 1.5%, or 5.16000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-09-06): Compliant HPML			09/06/2017	1	A	7/X/2017	WA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258114	08/26/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/07/08/2017)	Seller's Final Closing Disclosure was not provided in imaged file.						2	B	7/X/2017	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258115	08/26/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation Disclosure was not provided in imaged file.						2	B	6/XX/2017	CO	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202258115	08/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/29/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/06/29/2017)	Final Closing Disclosure disclosed negative Closing Costs Financed of -$25,610.66; calculated finance charge is $25,610.66.						2	B	6/XX/2017	CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258115	08/26/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $164.00 exceeds tolerance of $126.00 plus 10% or $138.60. Sufficient or excess cure was provided to the borrower at Closing. (0)					08/26/2017		1	A	6/XX/2017	CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202258116	08/21/2017	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Missing signed tax returns, balance sheet and P&L.		Reviewer Comment (2017-10-26): Loan was resubmitted as Non-QM Buyer Comment (2017-10-24): Change to non-QM.	10/26/2017			1	A	5/XX/2017	NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202258116	08/21/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)	There was no evidence of when borrower received the appraisal report.						2	B	5/XX/2017	NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202258116	08/23/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2017)	Evidence of borrower's earlier receipt was not provided.		Reviewer Comment (2017-09-28): Evidence of earlier receipt provided. Seller Comment (2017-09-28): MD - Proof in file that borrower received and viewed the initial CD electronically 5/25/17. Uploading lender's email confirmation to AMC for review.	09/28/2017			1	A	5/XX/2017	NJ	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202258116	08/21/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Lender approved loan as Safe Harbor, however review returns a Non QM due to missing income documentation.		Reviewer Comment (2017-10-26): Loan was resubmitted as Non-QM Buyer Comment (2017-10-24): Change to non-QM.	10/26/2017			1	A	5/XX/2017	NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202258116	08/21/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/30/2017)	Seller paid fees reflected on seller's CD were $62,143.69; however there were no seller paid fees listed on borrower's final CD.						2	B	5/XX/2017	NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202343682	09/29/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate Lock was not provided in imaged file.						2	B	3/XX/2017	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202343686	09/18/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	7/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202343686	09/21/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Maximum payment shock allowed is 150%. Review verified 283.16%.
Reviewer Comment (2017-10-05): Seller provided evidence of comp factor assessment, allowing higher payment shock.

Seller Comment (2017-10-05): Disagree.   Guidelines state “Generally, payment shock >150%, may require further review and additional compensating factors and/or documentation may be required.”  Compensating factors are documented in the file as follows:  LTV/CLTV of 80% is 10% below maximum of 90.00%, mortgage history paid 0x30 for at least 155 months, the co-borrower has been on the same job for 11+ years, and the borrower was qualified at the fully amortized principal & interest payment during the principal repayment period.
										10/05/2017			1	A	7/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202343686	09/14/2017	Credit	Loan Package Documentation	Closing / Title	Missing Document: Rider - Other not provided		The Interest Only Rider was not provided.		Reviewer Comment (2017-10-24): Rider not required. Buyer Comment (2017-10-23): Interest only rider for the mortgage is non-material. All information need is included in the note. Please waive.	10/24/2017			1	A	7/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202343686	09/14/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Missing Rate Lock.						2	B	7/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202343686	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/07/25/2017)	Seller paid fees reflected as $60,178.00 on Seller CD, but reflected as $1,870.00 on Borrower Final CD.						2	B	7/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202343689	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/18/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/18/2017)	Final Closing Disclosure dated 07/XX/2017 disclosed a Closing Date of 07/XX/2017. Deed of Trust was notarized on 07/XX/2017. CD provided post-closing still disclosed the incorrect closing date of 07/XX/2017.						2	B	7/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343689	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 07/18/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/07/18/2017)	Final Closing Disclosure, Section F. Prepaids disclosed the annual Homeowner's Insurance Premium as $765.10 which does not match the monthly Homeowner's Insurance Premium of $61.68 which equates to $740.16 annually.						2	B	7/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343689	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2017-10-10): Evidence of earlier receipt provided. Buyer Comment (2017-10-09): MD 10/9/17, received edisclosure documentation showing that the lender provided the initial CD to the borrower on 7/14/17. Uploaded to AMC for review	10/10/2017			1	A	7/XX/2017	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343689	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/07/18/2017)	Seller's Final Closing Disclosure was not provided in imaged file.						2	B	7/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343689	09/18/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $145.23 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Sufficient cure provided				09/18/2017		1	A	7/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343690	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/12/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/12/2017)	Final CD reflects closing date of 5/XX/17. Loan was consummated on 5/XX/17.						2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343690	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/12/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/12/2017)	Final CD reflects $0.00 by which total closing costs exceeded the legal limit.		Reviewer Comment (2017-11-10): A letter of explanation to the borrower that accompanied a previously supplied PC CD was provided. This is the appropriate documentation required to cure the exception.		11/10/2017		2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343690	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2017)	Revised LE issued on 5/8/17 was not executed by borrowers and therefore presumed received on 5/11/17, which is not at least four business days prior to closing.		Reviewer Comment (2017-10-11): This was cleared on 10/4/17 Buyer Comment (2017-10-10): MD 10/10/17, received edisclosure history showing LE was electronically delivered on 5/8/17. Uploaded to AMC for review Reviewer Comment (2017-10-04): Evidence of earlier receipt was provided. Buyer Comment (2017-10-03): MD 10/3/17 - received esign history showing LE was delivered to borrower on 5/8/17. Uploaded to AMC	10/04/2017			1	A	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343690	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $62.92 exceeds tolerance of $60.00. Insufficient or no cure was provided to the borrower. (7520)	There is a $2.92 tolerance cure on Post Close CD 6/6/2017. Provide a copy of the refund check and proof sent to the borrower.
Reviewer Comment (2017-11-10): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-11-09): Providing LOE that accompanied the 7/31/17 PCCD that provided the $2.92 cure

Reviewer Comment (2017-10-04): Final HUD was provided verifying tolerance cure, however the LOE required with PC CD was not provided.  Exception remains.

Buyer Comment (2017-10-03): Final HUD 1 shows refund of $2.92 was paid out to borrower as a cure, uploaded final HUD 1 to AMC to see if this is sufficient to clear

Reviewer Comment (2017-10-03): Seller provided evidence of electronic delivery.  Evidence of refund is required to cure exception, along with LOE and evidence of delivery.

Buyer Comment (2017-09-27): uploading proof of electronic delivery on 6/6/17
											11/10/2017		2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343690	09/14/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2017, prior to three (3) business days from transaction date of 05/XX/2017.	Final CD reflects disbursement date of 5/XX/17. Post-close CD issued on 6/XX/17 reflects disbursement date of 5/XX/17.
Reviewer Comment (2017-11-10): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-11-09): we referred this to outside counsel, please review and consider lowering to EV2 "If actual disbursal was on 5/19, then the rescission period actually provided to the borrower was correct. No re-opening of rescission should be necessary. Reducing the grade to an EV2 for a only missing a letter of explanation would be appropriate. The borrower received all correct documentation (a revised CD was provided to reflect the correct date) and was provided the proper rescission right."

Reviewer Comment (2017-10-11): Cure includes the following...TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.  LOE was not provided to accompany PC CDs as noted in 10/4/17 comment.  Please provide an LOE that accompanied the PC CD to cure the exception.

Buyer Comment (2017-10-10): MD 10/10/17, Final HUD 1 and all PCCD's in file shows disbursement of 5/19/17, uploaded to AMC for review. The Borrower was give in until midnight of 5/18 to rescind, what is left to cure on this exception??

Reviewer Comment (2017-10-04): Please provide LOE that must accompany PC CD to cure exception.

Buyer Comment (2017-10-03): Final HUD 1 shows the interest start date of 5/19, uploaded final HUD 1 to AMC to see if this is sufficient to clear
											11/10/2017		2	B	5/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343691	09/21/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	4/XX/2017	CO	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343691	09/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/27/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/27/2017)							2	B	4/XX/2017	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343691	09/21/2017	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,365.00. (9300)	There is a COC in the file, page 851, stating the loan is restructured to non-QM and adding a Discount Fee of $5705 and leaving the lender credit of $5365. This is not reflected on the 4/18/2017 LE.
Reviewer Comment (2017-11-14): COC was provided for change.

Buyer Comment (2017-11-09): we referred this to legal counsel for opinion, please review " The lender credit disclosure on the LEs and CDs is what matters for TRID requirements. The COC is a required record keeping document to justify and support valid changes to fees for tolerance benchmarking purposes. If anything, the records are wrong but not the disclosures. Assignee liability should be limited for erroneous recordkeeping by the originator. There should be no violation for the TRID disclosures themselves nor should it be a material exception.

Reviewer Comment (2017-10-03): 4/17/17 LE added $5365 lender credit that was removed on 4/18/17 LE.  The COC for 4/18/17 LE disclosed $0 credit but COC indicated credit was actually being added.  Subsequently, the COC for the fee increase on 4/18/17 LE was not valid.  A corrected COC showing credit decreased rather than increased will cure the exception.

Buyer Comment (2017-09-28): MD - Agree that the 4/18/17 COC referenced a Lender credit, however the lender never actually disclosed a lender credit on the LE or subsequent CD's, so presumably the documents are materially accurate. The COC is not a regulatory document that would cause a TRID zero tolerance violation. Again, it is confusing and should be confirmed with the lender, but it does not negate a EV3 material finding.
										11/14/2017			1	A	4/XX/2017	CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343691	09/18/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
Reviewer Comment (2017-12-14): Entity was removed and sufficient income remained to support a qualifying DTI

Buyer Comment (2017-12-13): Income from the borrower's partnership in XXX was not used for qualifying purposes so a P&L is not required. Qualifying income comes from a 2 year average of W-2s and 1120s from XXX. Dated YTD P&Ls (2016 and 2017) from XXX are in the file. Please clear the condition, there is no exception.

Reviewer Comment (2017-12-06): This is due to missing income documentation.

Buyer Comment (2017-12-04): Please provide further explanation as to why this has been classified as failing Ability to Repay.
										12/14/2017			1	A	4/XX/2017	CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343691	09/18/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership	Ability to Repay (Dodd-Frank 2014): Unable to verify current Partnership employment status using reasonably reliable third-party records.	The file is missing the P&L and Balance sheet for 2016.
Reviewer Comment (2017-12-14): Entity was removed and sufficient income remained to support a qualifying DTI

Buyer Comment (2017-12-13): Income from the borrower's partnership in XXX was not used for qualifying purposes so a P&L is not required. Qualifying income comes from a 2 year average of W-2s and 1120s from XXX. Dated YTD P&Ls (2016 and 2017) from XXX are in the file. Please clear the condition, there is no exception.

Reviewer Comment (2017-12-06): Most income is coming from this entity.  Per guides, • For all self-employed borrowers, if more than 120 days has lapsed since filing the latest
Schedule C or business tax return, a dated year-to-date profit and loss (P&L) statement is required.

Buyer Comment (2017-12-04): The borrower's partnership XXX is not being used for income therefore the P&L and balance sheet are not required.  Loan is a non-QM.
										12/14/2017			1	A	4/XX/2017	CO	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343691	09/18/2017	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.			Reviewer Comment (2017-12-14): Entity was removed and sufficient income remained to support a qualifying DTI	12/14/2017			1	A	4/XX/2017	CO	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343691	09/21/2017	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2017-12-13): Broker's 1003 provided, missing lender's initial 1003. Buyer Comment (2017-12-06): Disagree. Initial signed 1003 is in the file.				2	B	4/XX/2017	CO	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343691	09/13/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/04/27/2017)	Lender typo						2	B	4/XX/2017	CO	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343692	09/18/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Title fees are disclosed in Section B when they should be disclosed in Section C due to the Service Provider List reflects the Provider indicating the borrower did shop for their own Provider.						2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343692	09/18/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock documentation was not provided.						2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343692	09/18/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Admin Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	Cure for zero percent tolerance fees was not provided.		Reviewer Comment (2017-10-03): per additional review, fee was reclassified and is now compliant. Buyer Comment (2017-09-28): the lender is allowed to add new fees that are considered part of the 10% tolerance and is not required to re-disclose, so long as the total of new fees does not exceed the 10% aggregate. In this case, the $75 did not exceed 10% of all fess disclosed in section C & E, so they are not required to redisclose on a LE and it can show up as a new fee on the CD. Please refer to official commentary to TRID in §1026.19(e)(3)(ii)-2	10/03/2017			1	A	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343692	09/14/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	LO Compensation Disclosure missing from file.		Reviewer Comment (2017-10-03): Not required.	10/03/2017			1	A	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343692	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/19/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/19/2017)	Date of consummation on Final CD indicates 7/XX/2017; however, actual consummation date is 7/XX/2017.		Reviewer Comment (2017-09-18): Post closing CD dated 07/27/2017 and letter explaining the correction was provided to borrower reflecting the correct consummation date of 07/XX/2017		09/18/2017		1	A	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343692	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/19/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/19/2017)	Cure for zero percent tolerance fees was not provided.						2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343692	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-8,605.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-8,950.00. (9300)	Final lender credit is less than the amount previously disclosed; variance not supported by a valid change of circumstance.		Reviewer Comment (2017-09-18): Erroneous exception. Valid COC was provided to borrower changing loan amount.		09/18/2017		2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343692	09/14/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2017, prior to three (3) business days from transaction date of 07/XX/2017.	A post closing CD and explanation letter to borrower dated 07/27/2017 reflects the correct closing date of 07/XX/2017 and rescission date of 07/XX/2017; however there was no new rescission provided to borrower as required by remediation cure.		Reviewer Comment (2017-09-21): The Post Close CD 7/27/2017 corrected the date to show disbursement of 7/XX/2017.		09/21/2017		2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343693	09/14/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan officer compensation agreement was not provided.						2	B	6/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343693	09/14/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	6/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343693	09/16/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Title fees are disclosed in Section C when they should be disclosed in Section B due to the Service Provider List reflects the Provider indicating the borrower did not shop for their own Provider.						2	B	6/XX/2017	CA	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343693	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/28/2017)	Seller paid fees on Seller's CD reflect $172,838.90; however there are no seller paid fees on borrower's final CD.						2	B	6/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343695	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	The Initial LE uses the Alternate Table. All other LEs and CDs use the Standard table.						2	B	7/XX/2017	WA	Primary	Refinance - Cash-out - Home Improvement	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343695	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/25/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/25/2017)	The CD dated 7/258/2017 reflects the closing date as 7/XX/2017; however, the sign date was on 7/XX/2017.						2	B	7/XX/2017	WA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343695	09/14/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2017, prior to three (3) business days from transaction date of 07/XX/2017.	The RTC reflects the closing date and cancel date as 7/xx/2017, because the closing did not take place until 7/xx/2017, the correct cancel date should have reflected 8/xx/2017.		Reviewer Comment (2017-09-21): The lender provided a corrected Post Close CD with 8/XX/2017 Disbursement date.		09/21/2017		2	B	7/XX/2017	WA	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343696	09/21/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Maximum payment shock allowed is 150%. Review verified 162.53%.
Reviewer Comment (2017-10-05): Seller provided evidence of comp factor assessment which allowed higher payment shock.

Seller Comment (2017-10-05): Disagree.   Guidelines state “Generally, payment shock >150%, may require further review and additional compensating factors and/or documentation may be required.”  Compensating factors are documented in the file as follows:   LTV/CLTV is 30.00% below program maximum of 90.00%, DTI is 34.71% which is 8.29% below maximum allowed of 43.00%, 36+ months reserves after funds required to close, borrower  is 10% self employed with 30 years in the same field, conservative attitude towards using credit, and 0x30 mortgage history for over 99 months.
										10/05/2017			1	A	7/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202343696	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)			Reviewer Comment (2017-10-03): Evidence of earlier receipt provided. Buyer Comment (2017-09-28): Proof of electronic delivery on 7/11/17 is in file. Uploaded to AMC portal	10/03/2017			1	A	7/XX/2017	CA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202343696	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/07/15/2017)							2	B	7/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202343699	09/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/21/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/21/2017)	The final closing disclosure is dated 7/XX and the file signed on 7/XX.		Reviewer Comment (2017-09-21): the correction was made on Post Close CD 8/2/2017.		09/21/2017		1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343699	09/20/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2017, prior to three (3) business days from transaction date of 07/XX/2017.	Per the post closing CD, the file disbursed on 7/XX/17.		Reviewer Comment (2017-09-21): the correction was made on Post Close CD 8/2/2017. Funds disbursed 7/XX/2017.		09/21/2017		2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343702	09/13/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/17/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/17/2017)	Notary date is 7/XX/17						2	B	7/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343702	09/13/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/07/17/2017)							2	B	7/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343702	09/18/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $113.02 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					09/18/2017		1	A	7/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343705	11/08/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date:	Added 11/8/17 upon re-validation. Disaster end date 10/31/17, inspection dated 6/22/17.		Reviewer Comment (2017-12-14): Inspection provided. Buyer Comment (2017-12-13): FEMA Disaster Inspection	12/14/2017			1	A	7/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343705	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/25/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/07/25/2017)	Finance Charge disclosed on the Final Closing Disclosure as 469,457.92, the actual calculated Finance Charge is 469,607.92.
Reviewer Comment (2017-11-08): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-11-07): MD 11/7/17, uploaded LOE that accompanied the 8/3/17 PCCD

Reviewer Comment (2017-10-13): Please provide LOE to accompany cure documents.

Buyer Comment (2017-10-12): MD 10/12/17, uploaded Final HUD 1 showing lower fees were paid out, per AMC's request.

Reviewer Comment (2017-10-03): the following finance charges were disclosed on closing CD dated 7/25/17 and reduced on PC CD 8/3/17 with no evidence of refund.
 On closing CD dated 7/25/17, courier fee was $40 reduced on PC CD to $28, wire fee was $25 reduced to $15 on PC CD, title endorsements were $150 reduced to $50 on PC CD.  Please provide LOE to borrower regarding changes on PC CD 8/3/17 as well as evidence of refund and shipping to cure exception.  A final settlement statement/funding advice may be used if actual fees paid were the lower fees.

Buyer Comment (2017-09-28): Edgemac utilizes Compliance Ease to determine the finance charges, which was calculated as $469,268.12. This was calculated using the PCCD dated 8/3/17, which also reflects a finance charge of 469,268.12. Uploaded PCCD and CE report for breakdown of finance charge fees and total interest used in calculation. If AMC disagrees, please provide breakdown of how you determined the finance charge.
											11/08/2017		2	B	7/XX/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343706	09/21/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Maximum payment shock allowed is 150%. Payment shock verified is 755%.		Reviewer Comment (2017-10-05): Seller provided evidence of comp factor assessment to offset payment shock as allowed by guides. Seller Comment (2017-10-05): Disagree. Guidelines state “Generally, payment shock >150%, may require further review and additional compensating factors and/or documentation may be required.” Compensating factors are documented in the file as follows: Borrower has 43 months reserves after funds required for closing, which is 40 more than required for program. The LTV/CLTV is 65.023%, 24.98% below maximum of 90.00%.	10/05/2017			1	A	7/XX/2017	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
202343706	09/21/2017	Credit	Assets	Asset Documentation	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX / End Date: 05/31/2017 // Account Type: Stocks/Bonds / Account Number: XXX	Missing one additional consecutive month for account.	65% LTV < 80 guideline max 775 representative FICO score > 720 guideline minimum	Reviewer Comment (2017-10-26): Waived per client. Buyer Comment (2017-10-24): Non-material exception, please waive. Reviewer Comment (2017-10-05): Seller agreed with exception and rebutted with comp factors. Referred to client for final disposition. Seller Comment (2017-10-05): Agree that additional statement is not in the file, however, it does show last period balance and change in value. Borrower still has 28 months reserves after funds used for closing, which is 25 more than required per guidelines.			10/26/2017	2	B	7/XX/2017	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
202343706	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/07/28/2017)	Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.						2	B	7/XX/2017	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
202343710	09/22/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-09-22): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	B	7/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202343710	09/14/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-09-22): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	7/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202343710	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/07/20/2017)							2	B	7/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202343711	09/19/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 35.55169% exceeds Guideline total debt ratio of 35.00000%.	Lender did not include PITI from investment property located at 2091 McKinley Rd NW in DTI. Borrower sold primary residence located at 2108 McKinley Rd NW, but retained investment property.		Reviewer Comment (2017-10-05): Loan was originally qualified using the 90% Cashout Refi overlays. Since loan is purchase, exception is cleared. Seller Comment (2017-10-05): Disagree. The maximum debt to income ratio for a 90.00% LTV/CLTV A+ grade purchase transaction with a 745 fico score full doc loan is 43.00%.	10/05/2017			1	A	8/X/2017	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202343711	09/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/07/18/2017)	Missing documentation to verify borrower received copy of appraisal completed by XXX on 7/18/17 and copy of CDA completed on 7/11/17. File contains verification that that appraisal completed by XXXwas provided to borrower.						2	B	8/X/2017	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202343711	09/14/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	8/X/2017	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202343711	09/14/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.							2	B	8/X/2017	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202343711	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/01/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/273490)	Hazard binder reflects premium of $2,976.50, which is $248.04/mo. Lender used $231.46/mo, resulting in incorrect payment stream.		Reviewer Comment (2017-10-03): Hazard included $199 non-recurring fees in premium. After deducting, exception was corrected. Buyer Comment (2017-09-28): MD - on the bottom of page 1 of the hazard policy, it states that $2777.50 ($231.46/mo ) is what the annual premium is and the additional $199 is related to non-reoccurring agency fee. I agree with lender to use $231.46/month, please remove error	10/03/2017			1	A	8/X/2017	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202343711	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/01/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/273490)	Hazard binder reflects premium of $2,976.50, which is $248.04/mo. Lender used $231.46/mo, resulting in incorrect payment stream.		Reviewer Comment (2017-10-03): Hazard included $199 non-recurring fees in premium. After deducting, exception was corrected. Buyer Comment (2017-09-28): MD - on the bottom of page 1 of the hazard policy, it states that $2777.50 ($231.46/mo ) is what the annual premium is and the additional $199 is related to non-reoccurring agency fee. I agree with lender to use $231.46/month, please remove error	10/03/2017			1	A	8/X/2017	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202343711	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/01/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/01/2017)	Hazard binder reflects premium of $2,976.50, which is $248.04/mo. Lender used $231.46/mo.						2	B	8/X/2017	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202343711	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)	Initial CD issued on 7/XX/17 was not executed by borrower and therefore presumed received on 7/XX/17, which is not at least three business days prior to closing.		Reviewer Comment (2017-10-03): Evidence of earlier receipt was provided. Buyer Comment (2017-09-28): The lender delivered the CD electronically, disclosure tracking summary in file, uploaded to AMC for review	10/03/2017			1	A	8/X/2017	TX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202343713	09/15/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/11/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/11/2017)	Final CD reflects a closing date of 07/XX/2017; however the actual consummation date was 07/XX/2017.						2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343713	09/15/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/11/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/11/2017)			Reviewer Comment (2017-09-16): Cure of $150 was reflected, which is sufficient to cure the additional $150 for the appraisal fee.		09/16/2017		2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343713	09/15/2017	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 07/11/2017 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/07/11/2017)	There were 3 fees paid to Lender in section B of the final CD.						2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343713	09/15/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower. (7506)			Reviewer Comment (2017-09-16): Cure of $150 was reflected, which is sufficient to cure the additional appraisal fee of $150.		09/16/2017		2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343713	09/16/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock documentation was not provided.						2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343713	09/16/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $2,508.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)			Reviewer Comment (2017-09-16): Erroneous exception. Valid COC for extension of rate lock was provided to borrower with charges passed on to borrower.		09/16/2017		2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343714	09/20/2017	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 06/07/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/06/07/2017)	Loan estimate and consent were both sent on 06/07/2017. Loan estimate was not signed until consent date of 06/08/2017.						2	B	7/XX/2017	CA	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202343718	09/21/2017	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 03/31/2017 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 03/31/2017 // Account Type: Savings / Account Number: XXX, Financial Institution: XXX / End Date: 03/31/2017 // Account Type: Checking / Account Number: XXX	Guidelines require no more than 90 day seasoning on statements.	Borrower on this loan has a disposable income of $4,138.54 per month.	Reviewer Comment (2017-12-18): Client elects to waive. Buyer Comment (2017-12-14): Please waive, non-material exception. Assets expired 19 days, only needed for reserves and borrower received cash in hand of $344,955 at closing with the subject transaction.			12/18/2017	2	B	7/XX/2017	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	N/A	N/A	No
202343718	09/21/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/05/04/2017)							2	B	7/XX/2017	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	N/A	N/A	No
202343718	09/22/2017	Credit	Credit	Credit Calculation / Analysis	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 715 is less than Guideline representative FICO score of 720.	Primary wage earner FICO used as required by full doc guidelines.
Reviewer Comment (2017-12-18): Based on updated Guidance from the Investor , The credit score used at the time of origination meets the guidelines requirements.

Buyer Comment (2017-12-14): Galton uses the credit score at time of origination for qualifying purposes. This policy was communicated to AMC and accepted. Primary wage earner's score (for Adnan) at origination was 764. This is the score that should be used for qualifying.

Reviewer Comment (2017-10-30): Credit was updated 6/5/17 with new scores of 726/715/670 for primary borrower, subsequently 715 is appropriate qualifying score.  Exception remains.

Buyer Comment (2017-10-27): Re-review of file 10/27/2017.  The credit score used is Adnan’s mid fico from the credit report dated 03/05/2017, which follows the direction given below in the email snag it from Galton.  Additionally, income has been captured correctly for each borrower.

Reviewer Comment (2017-10-26): Seller provided income breakdown incorrectly showing Olivia Salcedo as owner of YAF imports which is the primary income source.  Per 1003/tax returns, CPA letter, K1s etc, the owner of that company is Adnan Mohammed.  Subsequently, that would be primary earner and his credit score is used for qualification.  Exception remains.

Buyer Comment (2017-10-25): Disagree. See Income screen shot breakdown between borrowers. Please provide AMC income breakdown.

Reviewer Comment (2017-10-05): Seller response indicated Olivia Salcedo is primary earner.  1008 lists all income under Olivia, however other documentation breaks it between borrowers and Adnan shows more income.  Per final 1003, lender's approval and diligence review, Adnan Mohammad is primary earner.  Exception remains.

Seller Comment (2017-10-05): Disagree.  Olivia Salcedo is primary wage earner and her mid fico score was used.
										12/18/2017			1	A	7/XX/2017	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	N/A	N/A	No
202343719	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2017)	Evidence of borrower's earlier receipt was not provided.		Reviewer Comment (2017-10-03): Evidence of earlier receipt was provided. Buyer Comment (2017-09-28): Disclosure tracking summary in file shows document was electronically delivered timely. Uploaded to AMC for review	10/03/2017			1	A	7/X/2017	TX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202343719	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2017)	Evidence of borrower's earlier receipt was not provided.
Reviewer Comment (2017-12-20): Lender provided attestation that LE was never provided to rthe borrower.

Buyer Comment (2017-12-19): MD 12/19/17, received sign attestation from Lender that 6/28 LE was not provided to the borrower. Uploaded for review. This should remove this exception

Reviewer Comment (2017-10-03): Per disclosure tracking summary, the 6/28/17 LE was placed in US mail and also confirms LE was sent.  This would not be received in time.  Exception remains.

Buyer Comment (2017-09-28): Disclosure tracking summary in file shows document was electronically delivered timely. Uploaded to AMC for review
										12/20/2017			1	A	7/X/2017	TX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202343719	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing vs Closing Disclosure	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Interim/06/XX/2017)	Final LE and Initial CD were both dated 06/28/2017.
Reviewer Comment (2017-12-20): Lender provided attestation that LE was never provided to rthe borrower.

Buyer Comment (2017-12-19): MD 12/19/17, received sign attestation from Lender that 6/28 LE was not provided to the borrower. Uploaded for review. This should remove this exception

Reviewer Comment (2017-10-03): Attestation provided states the LE was not provided, however seller comments in 6/28 LE exception indicate it was sent and disclosure tracking summary also reflects that it was sent by US mail.  Exception remains.

Buyer Comment (2017-09-28): Lender's attestation in file stating the 6/28 LE was run in error and not actually provided to the borrower. Uploaded to AMC
										12/20/2017			1	A	7/X/2017	TX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202343719	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/07/03/2017)	Seller's CD reflects seller paid fees of $47,828.80, however Borrower's final CD reflects seller paid fees of $47,848.80.						2	B	7/X/2017	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202343719	09/21/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Maximum Payment shock allowed is 150%. Loan review verified 478.83% payment shock.		Reviewer Comment (2017-10-05): Seller provided evidence of comp factor analysis to allow higher payment shock. Seller Comment (2017-10-05): Disagree. Guidelines state “Generally, payment shock >150%, may require further review and additional compensating factors and/or documentation may be required.” Compensating factors are documented in the file as follows: Evidence of significant residual income (above program requirements), and demonstrates ability to devote a greater portion of income to housing expenses.	10/05/2017			1	A	7/X/2017	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202343720	09/13/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/01/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/06/01/2017)	Final Closing Disclosure, Calculating Cash to Close Table disclosed Closing Costs Financed of $12,690.00; calculated Closing Costs Financed are $13,294.27.						2	B	6/X/2017	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
202343720	09/13/2017	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 02/28/2017 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX/ End Date: 02/28/2017 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 02/28/2017 // Account Type: Savings / Account Number: XXX, Financial Institution: XXX / End Date: 02/28/2017 // Account Type: Money Markets / Account Number: XXX	Most recent statements for XXX bank accounts dated 02/28/2017 are 95 days from the closing date of 06/XX/2017, which exceeds the maximum of 90 days as required by Galton Funding Guidelines.	35% DTI < 50% guideline max 33 months reserves > 6 months guideline minimum	Reviewer Comment (2017-10-24): waived with compensating factors. Buyer Comment (2017-10-24): XXX was the only account used for reserves. Account did not have any deductions from the account in the statements in the file from December, January and February. Allowable percentage of IRA is $69,000 (at 65%) and borrower only needed $16,011 to be verified. Only expired 4 days, non-material, please waive.			10/24/2017	2	B	6/X/2017	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
202343722	09/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Additional/07/11/2017)							2	B	7/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202343722	09/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/23/2017)							2	B	7/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202343722	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/20/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/20/2017)	Closing Disclosure Closing Date (2017-XX-24) <> Closing Date (2017-XX-25). Notary date is 7/XX/17						2	B	7/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202343722	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/07/20/2017)							2	B	7/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202343723	09/14/2017	Credit	Insurance	Insurance Documentation	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage = $390,000, loan amount = $507,372		Reviewer Comment (2017-11-28): Insurer's estimate to rebuild was provided, clearing exception. Buyer Comment (2017-11-20): See attached. The insurance company can only insure the property up to the replacement cost as allowed by Colorado Law. Please see attached and clear exception.	11/28/2017			1	A	8/X/2017	CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202343724	09/13/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/04/2017 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/06/04/2017)
Reviewer Comment (2017-12-13): Minimum payment was entered on AP 1st change table rather than maximum payment, upon correction exception was cleared.

Buyer Comment (2017-12-12): AMC to review response from Matt Drottz

Buyer Comment (2017-09-28): MD - Loan is 120 month IO period, followed by 240 months of Fixed payments. The AP disclosed the 1st (and only) adjustment accurately by referencing the change at the 121st payment. There is no range of payments because it is a fixed rate product and there is no subsequent changes after the initial adjustment at month 121. AMC to provide guidance referencing what is wrong
										12/13/2017			1	A	6/XX/2017	OR	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343724	09/13/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/15/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/06/15/2017)							2	B	6/XX/2017	OR	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202343726	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	Broker did not use alternative table on initial LE. Lender used alternate tables on all LEs and CDs.						2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343726	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/09/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/09/2017)	Final CD reflects prepaid homeowner's insurance of $338 for 3 months, which would be $112.67/mo. Actual homeowner's insurance is $138.92/mo.						2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343726	09/19/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343726	09/19/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.							2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343726	09/19/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $44.00 exceeds tolerance of $42.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Lender provided $2.00 credit to cure amount over tolerance.				09/19/2017		1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343727	09/14/2017	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX/ End Date: 03/31/2017 // Account Type: Individual Retirement Account (IRA) / Account Number:XXX			Reviewer Comment (2017-10-05): Disagree. Galton Funding allows the submitting seller, PHH to use their own guideline overlays. See snag it below allowing asset documents to be 120 days from the note date.	10/05/2017			1	A	7/X/2017	CT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343727	09/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Secondary/08/03/2017)							2	B	7/X/2017	CT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343727	09/14/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	7/X/2017	CT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343727	09/14/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.							2	B	7/X/2017	CT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343727	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 07/06/2017 did not disclose number of months for County Property Tax under Prepaids. (Final/07/06/2017)							2	B	7/X/2017	CT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343727	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 07/06/2017 did not disclose number of months for Property Tax under Prepaids. (Final/07/06/2017)							2	B	7/X/2017	CT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343727	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Home Loan Toolkit Disclosure Provided Date (2017-06-03) > Lesser Of Creditor Originator Plus 3 (2017-04-27)						2	B	7/X/2017	CT	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343727	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/07/06/2017)							2	B	7/X/2017	CT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343727	09/14/2017	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.							2	B	7/X/2017	CT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343729	09/19/2017	Credit	Assets	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 03/31/2017 // Account Type: 401(k)/403(b) Account / Account Number: XXX	Vanguard retirement account exceeds the 90 days age of documents as required by Lender's guides.		Reviewer Comment (2017-10-05): Asset was excluded and borrower retained sufficient funds for closing and reserves. Seller Comment (2017-10-05): Disagree. Assets from XXX account not needed for funds to close or reserves. See reserve calculation provided.	10/05/2017			1	A	8/X/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202343729	09/19/2017	Credit	Credit	Credit Eligibility	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Red flags for all borrowers do not appear to have been addressed. Additional conditions may apply once reviewed.		Reviewer Comment (2017-10-05): Red flags were all low risk and not material.	10/05/2017			1	A	8/X/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202343729	09/19/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are greater than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/08/01/2017)							2	B	8/X/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202343729	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/01/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/01/2017)	not signed		Reviewer Comment (2017-09-19): Post closing CD and explanation letter to borrower dated 08/21/2017 reflects the correct consummation date of 08/XX/2017.		09/19/2017		1	A	8/X/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202343731	09/21/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Maximum payment shock allowed is 150%. Review verified 242.44% payment shock.
Reviewer Comment (2017-10-05): Seller provided compensating factors allowing higher PS.

Seller Comment (2017-10-05): Disagree.   Guidelines state “Generally, payment shock >150%, may require further review and additional compensating factors and/or documentation may be required.”  Compensating factors are documented in the file as follows:  Borrower demonstrated ability to provide a large (typically 10% more than required) down payment on the mortgaged loan, as LTV/CLTV is over 10% below maximum of 85.00% at 73.33%.  Evidence of significant monthly residual income (above program requirements) in the amount of $20,039.69.  Conservative attitude toward using credit, the  borrower demonstrates ability to accumulate savings, and demonstrates ability to devote greater portion of income to housing expenses.
										10/05/2017			1	A	7/XX/2017	NV	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202343731	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/07/27/2017)							2	B	7/XX/2017	NV	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202343732	09/13/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202343732	09/15/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202343732	09/15/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Evidence of borrower's earlier receipt was not provided.						2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202343732	09/15/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $480.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					09/15/2017		1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202343733	09/21/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Maximum payment shock allowed is 150%. Review verified 217%.
Reviewer Comment (2017-10-05): Lender response verified comp factors used for assessment.

Seller Comment (2017-10-05): Disagree.   Guidelines state “Generally, payment shock >150%, may require further review and additional compensating factors and/or documentation may be required.”  Compensating factors are documented in the file as follows:  Borrower has evidence of significant monthly residual income(above program requirements), conservative attitude toward using credit, the borrower demonstrates ability to accumulate savings, and verified reserves of PITIA dues in excess of program requirements.
										10/05/2017			1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202343733	09/15/2017	Compliance	Compliance	Federal Compliance	High Cost Indicator Flag	Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.	Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.						2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202343733	09/15/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 5.77620% or Final Disclosure APR of 5.87700% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Compliant Higher Priced Loan.	California Higher-Priced Loan: APR on subject loan of 5.77620% or Final Disclosure APR of 5.87700% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%.		Reviewer Comment (2017-09-22): Compliant State HPML			09/22/2017	1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202343733	09/15/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/03/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/03/2017)	Final Closing Disclosure provided on 08/03/2017 disclosed a Closing Date that did not match the actual date of consummation.		Reviewer Comment (2017-09-21): The correction was made on Post Close CD 8/14/2017.		09/21/2017		1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202343733	09/15/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/03/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/03/2017)			Reviewer Comment (2017-12-20): All tolerance cleared		12/20/2017		2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202343733	09/15/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $575.00. Insufficient or no cure was provided to the borrower. (7506)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $575.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2017-09-21): There is a $100 tolerance cure on the Final CD.		09/21/2017		2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202343733	09/15/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00.
Reviewer Comment (2017-12-20): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CDwere provided, no refund needed as final settlement shows fee was never charged.

Buyer Comment (2017-12-18): MD 12/18/17, received additional documentation from lender showing the $275 lender credit was included in the final wire to the borrower and not issued as a separate check. Total amount paid the borrower was $221,331.81. Uploaded funding worksheet and correspondent emails to shows details of transaction.

Reviewer Comment (2017-10-03): Seller provided copy of PC CD and an attestation that PC CD was mailed 8/14/17, it further states "We do not send tracking unless a refund check is required."  To cure the exception, copy of the refund, evidence of shipping and LOE to borrower regarding changes are still required.  Exception remains.

Buyer Comment (2017-09-28): lender cured the additional $175 for the re-inspection fee on the 8/14/17 CD. Uploaded 8/14/17 CD and LOE to AMC for review
											12/20/2017		2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202343733	09/15/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2017, prior to three (3) business days from transaction date of 08/XX/2017.	ubject loan transaction disbursed on 08/08/2017, prior to three (3) business days from transaction date of 08/07/2017.		Reviewer Comment (2017-09-21): The correction was made on Post Close CD 8/14/2017. Funds disbursed 8/XX/2017.		09/21/2017		2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202343733	09/15/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.77620% or Final Disclosure APR of 5.87700% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-09-19): Compliant HPML			09/19/2017	1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202343733	09/15/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2017-10-03): Per seller response, loan is retail, confirmed with docs.	10/03/2017			1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202343733	09/15/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/03/2017 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/08/03/2017)			Reviewer Comment (2017-10-03): Per seller response, loan is retail, confirmed with docs. Buyer Comment (2017-09-28): This is not a brokered transaction. App was taken by XXX, which is the Lender, which is disclosed correctly in the Contact Information	10/03/2017			1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202343735	09/14/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	4/X/2017	PA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343735	09/14/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.							2	B	4/X/2017	PA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202343735	09/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/04/07/2017)							2	B	4/X/2017	PA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202343735	09/19/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		HOA fees incorrectly in section C versus H on final CD.		Reviewer Comment (2017-09-19): Lender cured with post consummation CD dated 8/23/2017 and letter to the borrower reflecting the HOA fees removed from section C.		09/19/2017		2	B	4/X/2017	PA	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425133	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/08/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/08/2017)	Disclosure reflects Closing Date of (08/XX/2017), but transaction consummation (mortgage notary) date was (08/XX/2017).						2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202425133	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/08/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/08/2017)	Disclosure reflects ($958.49), but calculation shows it should be ($956.00)						2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202425133	10/16/2017	Compliance	Compliance	Federal Compliance	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Not provided		Reviewer Comment (2017-11-14): RTC was provided. Buyer Comment (2017-11-10): RTC's for both borrowers were in the file, uploaded to AMC	11/14/2017			1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202425135	10/14/2017	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.							2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	No
202425135	10/14/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2017, prior to three (3) business days from transaction date of 07/XX/2017.	CD (07/XX/17) shows disbursement date of (07/XX/17).						3	C	7/XX/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202425135	10/21/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee). Fee Amount of $6.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7531)	Fee disclosed as ($0.00) on (LE dated 06/29/2017), but disclosed as ($6.00) on Final Closing Disclosure.				10/21/2017		1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202425135	10/21/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Investor Fee. Fee Amount of $875.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7543)	Fee disclosed as ($0.00) on (LE dated 06/29/2017), but disclosed as ($875.00) on Final Closing Disclosure.				10/21/2017		1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202425136	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Change - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/18/2017 incorrectly disclosed whether there was a change in the Closing Costs Financed. (Final/07/18/2017)	Final disclosure inaccurately reflects there was no change in the closing costs financed in the Calculating cash to close section.. Change is less than $1.00						2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425136	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)	Missing evidence that the borrower was provided the initial closing disclosure at least 3 business days prior to closing		Reviewer Comment (2017-11-14): Evidence of earlier receipt provided. Buyer Comment (2017-11-10): edisclosure summary was in the file showing borrower(s) received the initial CD on 7/13/17. Uploaded to AMC for review	11/14/2017			1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202425137	10/17/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:	Property is in CA		Reviewer Comment (2017-12-13): Post disaster inspection provided. Buyer Comment (2017-12-12): FEMA Disaster Inspection	12/13/2017			1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	Non QM	Non QM	No
202425137	10/23/2017	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	File contains evidence that the borrower received electronic disclosures, missing documentation of consent						2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	B	A	B	B	A	A	Non QM	Non QM	No
202425137	10/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/01/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/08/01/2017)	Final disclosure reflects a total for the closing costs financed of $9,948.00, calculated closing costs financed is $10,457.32						2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
202425137	10/23/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,260.00 exceeds tolerance of $2,210.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Final disclosure reflects a total expense for loan discount points of $2,260.00, previously disclosed as $2,210.00, sufficient cure provided at closing				10/23/2017		1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
202425138	10/23/2017	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	File contains evidence that the borrower received electronic disclosures, missing documentation of consent						2	B	8/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	No
202425138	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/08/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/08/08/2017)	Disclosure reflects Closing Costs Financed as $6,278. Calculated Closing Costs Financed is $6,778.47.						2	B	8/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
202425138	10/16/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:	Property is in CA						1	A	8/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	Non QM	Non QM	No
202425139	10/16/2017	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2017, Most Recent Tax Return End Date 12/31/2015, Tax Return Due Date 04/15/2017.							2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202425139	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,461.88 exceeds tolerance of $2,424.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Fee disclosed as ($2,424.00) on (LE dated 07/06/2017), but disclosed as ($2,461.88) on Final Closing Disclosure.				10/16/2017		1	A	7/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425140	10/23/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/13/2017)							2	B	7/XX/2017	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202425142	10/23/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	8/XX/2017	FL	Second Home	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202425142	10/23/2017	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Missing initial escrow disclosure						2	B	8/XX/2017	FL	Second Home	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202425142	10/23/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/22/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/22/2017)	Final disclosure reflects prepaids or homeowners insurance of $355.92 per month in section G and collects 12 months of homeowners insurance of $368.00 in section F						2	B	8/XX/2017	FL	Second Home	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425142	10/23/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/18/2017 Inspection Date:	Property is in XXX FL		Reviewer Comment (2017-12-13): Post disaster inspection provided. Buyer Comment (2017-12-12): FEMA Disaster Inspection	12/13/2017			1	A	8/XX/2017	FL	Second Home	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202425143	10/30/2017	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Added 10/30/17, evidence was provided that LE and CD were provided elecronically. Please provide evidence of e-consent, not located in file.						2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	B	A	C	C	A	A	Non QM	Non QM	No
202425143	10/12/2017	Compliance	Compliance	Federal Compliance	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	The HOEPA Required Statement was not provided in the imaged file.		Reviewer Comment (2017-10-30): Please provide pricing sheet verifying undiscounted rate. Buyer Comment (2017-10-27): MD 10/27/17 - Loan was initially conditioned as a High Cost loan by EdgeMAC, however lender provided explanation of bona fide discount points. We re-ran the CE report and determined that based off the explanation the loan was not a High Cost / HOEPA loan. Uploaded explanation of bona fide discount points and final CE ran by compliance to show that loan no longer failed high cost/HOEPA triggers.				2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	B	A	C	B	A	A	Non QM	Non QM	No
202425143	10/12/2017	Compliance	Compliance	Federal Compliance	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	The HOEPA Disclosure was not provided in the imaged file.		Reviewer Comment (2017-10-30): Please provide pricing sheet verifying undiscounted rate. Buyer Comment (2017-10-27): MD 10/27/17 - Loan was initially conditioned as a High Cost loan by EdgeMAC, however lender provided explanation of bona fide discount points. We re-ran the CE report and determined that based off the explanation the loan was not a High Cost / HOEPA loan, so HOEPA disclosure not required				2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	B	A	C	B	A	A	Non QM	Non QM	No
202425143	10/12/2017	Compliance	Compliance	Federal Compliance	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Points for subject loan of 5.44577% exceed the 5.00% maximum of the Federal total loan amount of $1,136,569.93, and fees totaling $61,895.00 exceed the allowable maximum of $56,828.49, which is an overage of $5,066.51 or .44577%.		Reviewer Comment (2017-10-30): Please provide pricing sheet verifying undiscounted rate. Buyer Comment (2017-10-27): MD 10/27/17 - Loan was initially conditioned as a High Cost loan by EdgeMAC, however lender provided explanation of bona fide discount points. We re-ran the CE report and determined that based off the explanation the loan was not a High Cost / HOEPA loan. Uploaded explanation of bona fide discount points and final CE ran by compliance to show that loan no longer failed high cost/HOEPA triggers.				2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	B	A	C	B	A	A	Non QM	Non QM	No
202425143	10/12/2017	Compliance	Compliance	Federal Compliance	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Subject loan is a HOEPA high-cost loan with a grace period of 15 days and late charge of 5%, which exceeds the greater of 4% or grace period of less than 15 days.		Reviewer Comment (2017-10-30): Please provide pricing sheet verifying undiscounted rate. Buyer Comment (2017-10-27): MD 10/27/17 - Loan did not close as a HOEPA/High Cost loan, so late payment language is correct				2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	B	A	C	B	A	A	Non QM	Non QM	No
202425143	10/12/2017	Compliance	Compliance	Federal Compliance	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.44577% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $61,895.00 on a Federal Total Loan Amount of $1,136,569.93 vs. an allowable total of $56,828.49 (an overage of $5,066.51 or .44577%). Non-Compliant High Cost Loan.	Points for subject loan of 5.44577% exceed the 5.00% maximum of the Federal total loan amount of $1,136,569.93, and fees totaling $61,895.00 exceed the allowable maximum of $56,828.49, which is an overage of $5,066.51 or .44577%.		Reviewer Comment (2017-10-30): Please provide pricing sheet verifying undiscounted rate. Buyer Comment (2017-10-27): MD 10/27/17 - Loan was initially conditioned as a High Cost loan by EdgeMAC, however lender provided explanation of bona fide discount points. We re-ran the CE report and determined that based off the explanation the loan was not a High Cost / HOEPA loan. Uploaded explanation of bona fide discount points and final CE ran by compliance to show that loan no longer failed high cost/HOEPA triggers.				2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	B	A	C	B	A	A	Non QM	Non QM	Yes
202425143	10/12/2017	Compliance	Compliance	Federal Compliance	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	The HOEPA Pre-Loan Counseling Disclosure was not provided in the imaged file.		Reviewer Comment (2017-10-30): Please provide pricing sheet verifying undiscounted rate. Buyer Comment (2017-10-27): MD 10/27/17 - Loan did not close as a HOEPA/High Cost loan, so pre-loan counseling disclosure not required				2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	B	A	C	B	A	A	Non QM	Non QM	No
202425143	10/19/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:	Subject property was appraised on 04/03/2017. Without an end date, it cannot be determined if the subject property was affected by a FEMA Disaster. Property located in CA.		Reviewer Comment (2017-12-13): Post disaster inspection provided. Buyer Comment (2017-12-12): FEMA Disaster Inspection uploaded Buyer Comment (2017-12-12): FEMA Disaster Inspection	12/13/2017			1	A	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	B	A	C	C	A	A	Non QM	Non QM	No
202425143	10/12/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2017-10-30): Evidence of borrower's timely receipt of the disclosure was provided. This was sufficient to clear the exception. Buyer Comment (2017-10-27): MD 10/27/17 - edisclosure summary in file shows initial CD was received and consented on 7/19/17. Uploaded to AMC for review	10/30/2017			1	A	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	B	A	C	C	A	A	Non QM	Non QM	No
202425143	10/12/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2017)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2017-10-30): Evidence of borrower's timely receipt of the disclosure was provided. This was sufficient to clear the exception. Buyer Comment (2017-10-27): MD 10/27/17 - edisclosure summary in file shows final LE was received and consented on 7/15/17. Uploaded to AMC for review	10/30/2017			1	A	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	B	A	C	C	A	A	Non QM	Non QM	No
202425143	10/12/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/20/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/07/20/2017)	Final Closing Disclosure disclosed Closing Costs Financed of $68,648.00; calculated Closing Costs Financed are $69,157.89.						2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	C	C	A	A	Non QM	Non QM	Yes
202425144	10/19/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/17/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/17/2017)	Final disclosure failed to provided a contact name and NMLSI ID for the lender		Reviewer Comment (2017-11-14): Sufficient data provided. Buyer Comment (2017-11-10): This loan is a brokered transaction. The lender has the ability under §1026.38(r ) to omit a contact person as the requirement is to disclose whomever is the primary point of contact for which the borrower communicates with during the transaction, which is Bridgitte Archer	11/14/2017			1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	C	C	A	A	Non QM	Non QM	Yes
202425144	10/11/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/17/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/07/17/2017)	Final disclosure reflects a total amount for closing costs financed of $10,847.00, calculated amount for costs financed is $11,296.83						2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	C	C	A	A	Non QM	Non QM	Yes
202425144	10/11/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/17/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/17/2017)							2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	C	C	A	A	Non QM	Non QM	Yes
202425144	10/11/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,740.51 exceeds tolerance of $2,367.16. Insufficient or no cure was provided to the borrower. (7200)	COC was provided for change on 7/XX/17 CD, however the CD was issued over 7 days before closing so change on CD did not reset baseline tolerances.
Reviewer Comment (2017-12-13): Per escalated review... Unlike other charges that are not addressed in the regulation as it pertains to resetting a baseline when a fee amount is redisclosed at a reduced amount, the discount points, also referred to as interest rate dependent charges, are reset per the regulation and corresponding commentary.  See reference below with specific focus placed on the highlighted section:

(D) Interest rate dependent charges. The points or lender credits change because the interest rate was not locked when the disclosures required under paragraph (e)(1)(i) of this section were provided. No later than three business days after the date the interest rate is locked, the creditor shall provide a revised version of the disclosures required under paragraph (e)(1)(i) of this section to the consumer with the revised interest rate, the points disclosed pursuant to § 1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.

19(e)(3)(iv)(D) Interest rate dependent charges.
1. Requirements. If the interest rate is not locked when the disclosures required by § 1026.19(e)(1)(i) are provided, a valid reason for revision exists when the interest rate is subsequently locked. No later than three business days after the date the interest rate is locked, § 1026.19(e)(3)(iv)(D) requires the creditor to provide a revised version of the disclosures required under § 1026.19(e)(1)(i) reflecting the revised interest rate, the points disclosed pursuant to § 1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms. The following examples illustrate this requirement:

i. Assume a creditor sets the interest rate by executing a rate lock agreement with the consumer. If such an agreement exists when the original disclosures required under § 1026.19(e)(1)(i) are provided, then the actual points and lender credits are compared to the estimated points disclosed pursuant to § 1026.37(f)(1) and lender credits included in the original disclosures provided under § 1026.19(e)(1)(i) for the purpose of determining good faith pursuant to § 1026.19(e)(3)(i). If the consumer enters into a rate lock agreement with the creditor after the disclosures required under § 1026.19(e)(1)(i) were provided, then § 1026.19(e)(3)(iv)(D) requires the creditor to provide, no later than three business days after the date that the consumer and the creditor enters into a rate lock agreement, a revised version of the disclosures required under § 1026.19(e)(1)(i) reflecting the revised interest rate, the points disclosed pursuant to § 1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms. Provided that the revised version of the disclosures required under § 1026.19(e)(1)(i) reflect any revised points disclosed pursuant to § 1026.37(f)(1) and lender credits, the actual points and lender credits are compared to the revised points and lender credits for the purpose of determining good faith pursuant to § 1026.19(e)(3)(i).

Reviewer Comment (2017-12-13): Escalated for higher review

Buyer Comment (2017-12-12): revision to comment.. outside legal disagrees that the fees should have rebaselined

Buyer Comment (2017-12-12): EM pushed this to outside counsel for review and they too disagree that the fee's should not have re-baselined after initially disclosing at $4,893. Please see their response: The CFPB clarified in the preamble of the new TRID clean-up rule that only fees in the last CD need to be compared to the initial/first LE for TRID tolerance purposes.  In the preamble to the rule, the CFPB stated:

“Regarding commenters’ request for clarification as to what the impact is on tolerance baselines when a creditor decreases an estimated charge on a revised Loan Estimate or Closing Disclosure, current § 1026.19(e)(3)(i) states that, except as otherwise provided in § 1026.19(e)(3)(ii) through (iv), an estimated closing cost on the Loan Estimate is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed. Moreover, for purposes of determining good faith, § 1026.19(e)(3)(iv) states that in certain circumstances a creditor may use a revised estimate of a charge instead of the estimate of the charge originally disclosed—but the rule does not require the creditor to use a revised estimate for purposes of determining good faith.  Thus, if a creditor decreases an estimated charge on a revised Loan Estimate or Closing Disclosure, the creditor is not required to use the decreased estimate for purposes of determining good faith; the creditor may determine good faith by comparing the charge paid by or imposed on the consumer versus the amount originally disclosed.” 82 Fed. Reg. 37656, 37681 (Aug. 11, 2017)

Reviewer Comment (2017-11-14): Fee on 7/5/17 CD was used for final fee testing.  $4894 original discount fee was increased to $6120 with COC on 6/2/17 LE then reduced to $1745 on 6/21/17 CD then increased to $2367.16 with COC on 7/5/17 CD.  There were further increases on 7/11/17 CD and 7/17/17 CD but no COCs were provided so baseline was not reset.

Buyer Comment (2017-11-10): the lender initially disclosed loan discount point on initial (and subsequent) LE's as $4,894, which should have set the baseline for this fee. Loan closed with lower discount points in the amount of $3,740.51, how did the lender exceed the baseline tolerance? How is AMC determining that zero% fees rebaseline every time they are lowered from the original baseline set by the initial LE?
													3	C	7/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	C	C	A	A	Non QM	Non QM	Yes
202425144	10/19/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:	Property is in CA		Reviewer Comment (2017-12-13): Disaster inspection provided. Buyer Comment (2017-12-12): FEMA Disaster Inspection	12/13/2017			1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term		C	C	B	A	C	C	A	A	Non QM	Non QM	No
202425145	11/10/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date:	Added 11/10/17 upon resubmission.		Reviewer Comment (2017-12-13): FEMA disaster date was 10/31/17, inspection provided was completed 10/22/17 which is prior to disaster date. Unable to clear the exception. Buyer Comment (2017-12-12): FEMA Disaster Inspection				1	A	8/XX/2017	CA	Investment	Refinance - Rate/Term		C	C	C	A	B	B	A	A	N/A	N/A	No
202425145	10/13/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate Lock not provided.						2	B	8/XX/2017	CA	Investment	Refinance - Rate/Term		C	C	C	C	B	B	A	A	N/A	N/A	No
202425145	10/20/2017	Credit	Insurance	Insurance Documentation	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Dwelling Coverage = $521,000, Loan Amount = $1,500,000. Missing evidence of property insurer's opinion of the insurable value.		Reviewer Comment (2017-11-10): Evidence of insurers cost to rebuild provided. Buyer Comment (2017-11-09): Disagree. See page two of the pdf provided in the file for estimated value of $521,000.00 from Pacific Specialty Insurance Company. Coverage is sufficient.	11/10/2017			1	A	8/XX/2017	CA	Investment	Refinance - Rate/Term		C	C	C	C	B	B	A	A	N/A	N/A	No
202425146	10/20/2017	Credit	Missing Document	General	Incomplete Document: 1003 Initial - Lender's is incomplete		The initial 1003 is not signed by the borrower or lender						2	B	8/XX/2017	CA	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	A	A	A	A	N/A	N/A	No
202425148	10/17/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2017, prior to three (3) business days from transaction date of 08/XX/2017.	Subject loan transaction disbursed on 08/10/2017, prior to three (3) business days from transaction date of 08/10/2017. Corrected CD in file however missing LOE to borrower regarding changes.		Reviewer Comment (2017-11-14): A letter of explanation to the borrower that accompanied a previously supplied PC CD was provided. This is the appropriate documentation required to cure the exception. Buyer Comment (2017-11-13): LOE for PCCD in file along with Final HUD 1 showing true disbursement of 8/XX/17, which allowed for 3 bus day RTC. Uploaded docs for review		11/14/2017		2	B	8/X/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425148	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/05/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/05/2017)	Final Closing Disclosure provided on 08/05/2017 disclosed a Closing Date that did not match the actual date of consummation. Corrected CD in file however missing LOE to borrower regarding changes.		Reviewer Comment (2017-11-14): A letter of explanation to the borrower that accompanied a previously supplied PC CD was provided. This is the appropriate documentation required to cure the exception.		11/14/2017		1	A	8/X/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425151	10/17/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-10-25): ): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	8/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
202425151	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/10/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/10/2017)	Disclosure reflects Closing Date of (08/XX/2017), but transaction consummation (mortgage notary) date was (08/XX/2017).						2	B	8/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
202425151	10/24/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/10/2017)							2	B	8/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
202425151	10/24/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-10-25): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets				2	B	8/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
202425151	10/24/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/08/10/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $56,820.10, while closing CD seller's fees total $56,053.10.						2	B	8/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
202425151	10/24/2017	Credit	Insurance	Insurance Documentation	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Dwelling coverage = $450,000; Loan Amount = $684,600. Missing evidence from property insurer of their opinion of the replacement cost of the property.		Reviewer Comment (2017-10-30): Evidence of insurers estimate of cost to rebuild was provided verifying sufficient coverage. Buyer Comment (2017-10-30): Disagree. Dwelling Reconstruction Cost Estimate document provided from XXX $407,900.00. Insurance coverage is $450,000.00 and is sufficient.	10/30/2017			1	A	8/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
202425152	10/25/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/08/16/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $45,917.20, while closing CD seller's fees total $3,450.70.						2	B	8/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202425152	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/16/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/16/2017)	Disclosure reflects Closing Date of (08/XX/2017), but transaction consummation (mortgage notary) date was (08/XX/2017).						2	B	8/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202425153	10/17/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock not provided in documentation.						2	B	8/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202425153	10/17/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	ABA provided on 06/27/2017 was not signed by the borrower.						2	B	8/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202425153	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/18/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/18/2017)	Page 1 of CD (08/18/2017) reflects escrow payment of ($254.29) and page 2 section G and page 4 escrow payment is ($254.30).		Reviewer Comment (2017-11-14): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception. Buyer Comment (2017-11-13): PCCD, LOE and POD in file showing EM received updated PCCD with corrected escrow payment of $254.30/month. Uploaded for review		11/14/2017		2	B	8/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425153	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/18/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/08/18/2017)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.						2	B	8/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425154	10/25/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/08/18/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $102,862.64, while closing CD seller's fees total $79,737.95.						2	B	8/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425154	10/17/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/25/2017)	Creditor did not provide evidence a copy was giving of each valuation to applicant three (3) business days prior to consummation.						2	B	8/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202425154	10/17/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-10-25): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets				2	B	8/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202425154	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/18/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/18/2017)	Disclosure reflects Closing Date of (08/XX/2017), but transaction consummation (mortgage notary) date was (08/XX/2017).						2	B	8/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425154	10/17/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-10-25): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	8/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425155	10/17/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	8/XX/2017	CA	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202425155	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2017)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.						3	C	8/XX/2017	CA	Primary	Purchase	No Defined Cure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202425155	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2017)	Revised Loan Estimate provided on 08/15/2017 not received by borrower at least four (4) business days prior to closing.						3	C	8/XX/2017	CA	Primary	Purchase	No Defined Cure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202425155	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/08/19/2017)	Not provided						2	B	8/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425155	10/26/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/19/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/08/19/2017)	Note provided has assumption verbiage						2	B	8/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425157	10/16/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.95340% or Final Disclosure APR of 5.97700% is in excess of allowable threshold of APOR 3.67% + 1.5%, or 5.17000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-10-24): Compliant HPML			10/24/2017	1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202425157	10/16/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 5.95340% or Final Disclosure APR of 5.97700% is in excess of allowable threshold of APOR 3.67% + 1.5%, or 5.17000%. Compliant Higher Priced Loan.			Reviewer Comment (2017-10-24): Compliant HPML			10/24/2017	1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202425157	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Final disclosure reflects total expense for the appraisal of $750.00, initially disclosed as $650.00, sufficient cure provided at closing				10/16/2017		1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202425157	10/20/2017	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	File contains evidence that the borrower received electronic disclosures, missing documentation of consent						2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	No Defined Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202425159	10/20/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	B	8/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202425159	10/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/18/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/18/2017)			Reviewer Comment (2017-11-14): COC was located for 8/17 change, which cleared the tolerance exception.	11/14/2017			1	A	8/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425159	10/20/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $9,750.00 exceeds tolerance of $7,456.00. Insufficient or no cure was provided to the borrower. (7200)	Fee increased on 8/17/17 CD, however no COC was provided.		Reviewer Comment (2017-11-14): COC was located for 8/17 change, which cleared the tolerance exception. Buyer Comment (2017-11-13): 11/13/17, the lender initially increased the origination points from $7456 to $7500 on 6/21 LE, there is a valid COC in the file dated 6/20 showing the $44 increase. The additional $2250 in origination charges disclosed on the 8/17/17 were waived by Galton. Uploading waiver and 6/20 COC to clear zero tolerance violation	11/14/2017			1	A	8/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425161	10/21/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/08/10/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $57,555.00, while closing CD seller's fees total $0.00.						2	B	8/XX/2017	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425161	10/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/07/31/2017)							2	B	8/XX/2017	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202425161	10/14/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-10-24): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	8/XX/2017	OR	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425161	10/14/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-10-24): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets				2	B	8/XX/2017	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202425162	10/15/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-10-24): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	9/X/2017	CA	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425162	10/21/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-10-24): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets				2	B	9/X/2017	CA	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202425162	10/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/06/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/06/2017)	Cure for (Loan Discount Point) of ($1,801.80) was not provided.						2	B	9/X/2017	CA	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425162	10/15/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,531.80 exceeds tolerance of $2,730.00. Insufficient or no cure was provided to the borrower. (7200)	Cure for (Loan Discount Point) of ($1,801.80) was not provided. Fee was changed on 8/16/17 CD which was outside of 7 days from scheduled closing.		Reviewer Comment (2017-11-28): Galton waiver for black hole issue provided. Buyer Comment (2017-11-14): 11/14/17, EM received a waiver from Galton for the increased discount points of $1801.80 on 9/13/17. Uploaded email from Galton for review	11/28/2017			1	A	9/X/2017	CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425163	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/17/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/17/2017)	Final disclosure reflects a closing date of 07/XX/2017, document was executed on 07/XX/2017. File contains a post closing disclosure with the accurate closing/funding date however no LOE regarding changes to borrower was provided.						2	B	7/XX/2017	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425163	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/17/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/17/2017)			Reviewer Comment (2017-11-28): After COC for broker fee resolved, sufficient cure remained for remaining 0% tolerance exceptions.		11/28/2017		2	B	7/XX/2017	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425163	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7341)	$35 fee disclosed on closing CD, cure of $61.60 on final CD and increased to $168 on PC CD, however this was not sufficient to cure all exceptions. Additionally, PC CD missing LOE, refund and evidence of shipping.
Reviewer Comment (2017-11-28): After COC for broker fee resolved, sufficient cure remained for remaining 0% tolerance exceptions.

Buyer Comment (2017-11-14): "MD 11/14/17, with the removal of the $875 Investor fee, the $168 lender cure on the 8/16/17 appears sufficient to clear the other four new fees added at closing ($35 + $6 + 107 + 20 = $168). Uploading eDisclosure as proof of delivery and copy of the final HUD 1 showing lender credited the $168 back to the borrower.
Lender did not provide us with the letter of explanation to the borrower regarding the cure or issuance of 8/16 PCCD, need breach letter sent"
											11/28/2017		2	B	7/XX/2017	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425163	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee). Fee Amount of $6.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7531)	$6 fee disclosed on closing CD, cure of $61.60 on final CD and increased to $168 on PC CD, however this was not sufficient to cure all exceptions. Additionally, PC CD missing LOE, refund and evidence of shipping.
Reviewer Comment (2017-11-28): After COC for broker fee resolved, sufficient cure remained for remaining 0% tolerance exceptions.

Buyer Comment (2017-11-14): "MD 11/14/17, with the removal of the $875 Investor fee, the $168 lender cure on the 8/16/17 appears sufficient to clear the other four new fees added at closing ($35 + $6 + 107 + 20 = $168). Uploading eDisclosure as proof of delivery and copy of the final HUD 1 showing lender credited the $168 back to the borrower.
Lender did not provide us with the letter of explanation to the borrower regarding the cure or issuance of 8/16 PCCD, need breach letter sent"
											11/28/2017		2	B	7/XX/2017	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425163	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (One Time). Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7550)	$90 fee disclosed on closing CD, cure of $61.60 on final CD and increased to $168 on PC CD, however this was not sufficient to cure all exceptions. Additionally, PC CD missing LOE, refund and evidence of shipping.
Reviewer Comment (2017-11-28): After COC for broker fee resolved, sufficient cure remained for remaining 0% tolerance exceptions.

Buyer Comment (2017-11-14): "MD 11/14/17, with the removal of the $875 Investor fee, the $168 lender cure on the 8/16/17 appears sufficient to clear the other four new fees added at closing ($35 + $6 + 107 + 20 = $168). Uploading eDisclosure as proof of delivery and copy of the final HUD 1 showing lender credited the $168 back to the borrower.
Lender did not provide us with the letter of explanation to the borrower regarding the cure or issuance of 8/16 PCCD, need breach letter sent"
											11/28/2017		2	B	7/XX/2017	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425163	10/23/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/07/17/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $42,889.74, while closing CD seller's fees total $42,685.26						2	B	7/XX/2017	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425163	11/01/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $875.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	$875 fee disclosed on 7/10 LE not disclosed on COC, cure of $61.60 on final CD and increased to $168 on PC CD, however this was not sufficient to cure all exceptions. Additionally, PC CD missing LOE, refund and evidence of shipping.		Reviewer Comment (2017-11-28): COC provided Buyer Comment (2017-11-14): MD 11/14/17, the lender issued a COC on 7/10 to accompany the 7/10 LE that initially disclosed the new $875 Investor Fee. It appears the lender did not document on the COC the actual fees that changed, but did indicate rate dependent charges and they did re-issue the LE timely to the borrower, which is the requirement for TRID, please provide regulation/reasoning that would warrant this exception being a material finding? uploaded 7/10 COC for review	11/28/2017			1	A	7/XX/2017	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425163	10/23/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Income Fee. Fee Amount of $20.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7342)	$20 fee disclosed on closing CD, cure of $61.60 on final CD and increased to $168 on PC CD, however this was not sufficient to cure all exceptions. Additionally, PC CD missing LOE, refund and evidence of shipping.
Reviewer Comment (2017-11-28): After COC for broker fee resolved, sufficient cure remained for remaining 0% tolerance exceptions.

Buyer Comment (2017-11-14): "MD 11/14/17, with the removal of the $875 Investor fee, the $168 lender cure on the 8/16/17 appears sufficient to clear the other four new fees added at closing ($35 + $6 + 107 + 20 = $168). Uploading eDisclosure as proof of delivery and copy of the final HUD 1 showing lender credited the $168 back to the borrower.
Lender did not provide us with the letter of explanation to the borrower regarding the cure or issuance of 8/16 PCCD, need breach letter sent"
											11/28/2017		2	B	7/XX/2017	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425164	10/25/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/11/2017)							2	B	8/XX/2017	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202425165	10/25/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/30/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/08/30/2017)	Final disclosure reflects a total closing costs financed of $3,740.00, calculated closing costs financed is $4,345.46						2	B	9/X/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202425165	11/01/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					11/01/2017		1	A	9/X/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202425166	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/22/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/22/2017)	Prepaid Insurance was disclosed as ($103.42) per month for (12) months for a total of ($1,365.10), however this would equate to total paid of ($1241.04).						2	B	8/XX/2017	NM	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425166	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/22/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/08/22/2017)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.						2	B	8/XX/2017	NM	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425166	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2017)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2017-11-28): Evidence of earlier receipt was provided. Buyer Comment (2017-11-14): 11/14/17, There is an eDisclosure summary in the file show initial 8/21 CD was electronically provided on 8/21. Uploaded for review	11/28/2017			1	A	8/XX/2017	NM	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202425169	10/17/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The lender did not disclose the fees in the correct section. The Title fees were listed in Section C on the Loan Estimates and then moved to Section B of the Final Closing Disclosure. The borrower chose the title company.						2	B	9/X/2017	CA	Investment	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	N/A	N/A	Yes
202425170	10/17/2017	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.							2	B	9/X/2017	AZ	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202425171	10/19/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/03/2017)	No evidence of borrower receiving the appraisal.						2	B	9/X/2017	CA	Investment	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	N/A	N/A	No
202425171	10/19/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate Lock not provided						2	B	9/X/2017	CA	Investment	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	N/A	N/A	No
202425172	10/25/2017	Compliance	Compliance	State Compliance	Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed)	Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not properly executed.	Missing lender's execution.
Reviewer Comment (2017-11-28): The RI Home Loan Protection Act requires that, "(iv) All Applicants must be provided with Disclosure Forms 1 and 2 within three (3) business days of application. Verification of the date of submission to Applicant and a fully executed copy of Disclosure Forms 1 and 2 (attached hereto in Appendix 5) must be maintained in each loan file. [Emphasis added] Please refer to Banking Regulation 3, Section 5A. Records/Record-Keeping, for reference.
Disclosure Forms 1 and 2, found in the Appendix and referred to above, are PROHIBITED ACTS AND PRACTICES DISCLOSURE REGARDING ALL HOME LOANS and PROHIBITED ACTS AND PRACTICES REGARDING HIGH-COST HOME LOANS, respectively. As the Forms in the Appendix contain a signature line for the creditor and the regulation requires that the form be "fully executed," a loan does not comply if the disclosures are not signed by the lender.

Buyer Comment (2017-11-14): 11/14/17, There is no regulatory requirement in RI Gen Laws §34-25.2-1 or R.I. Banking Reg. 3 § 5(A) the disclosure presented to the borrowers be signed/dated by the lender. Can you please provide evidence that the form requires the signature/date from the lender?
													3	C	8/XX/2017	RI	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
202425172	10/25/2017	Compliance	Compliance	State Compliance	Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed)	Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure not properly executed.	Missing lender's execution.
Reviewer Comment (2017-11-28): The RI Home Loan Protection Act requires that, "(iv) All Applicants must be provided with Disclosure Forms 1 and 2 within three (3) business days of application. Verification of the date of submission to Applicant and a fully executed copy of Disclosure Forms 1 and 2 (attached hereto in Appendix 5) must be maintained in each loan file. [Emphasis added] Please refer to Banking Regulation 3, Section 5A. Records/Record-Keeping, for reference.
Disclosure Forms 1 and 2, found in the Appendix and referred to above, are PROHIBITED ACTS AND PRACTICES DISCLOSURE REGARDING ALL HOME LOANS and PROHIBITED ACTS AND PRACTICES REGARDING HIGH-COST HOME LOANS, respectively. As the Forms in the Appendix contain a signature line for the creditor and the regulation requires that the form be "fully executed," a loan does not comply if the disclosures are not signed by the lender.

Buyer Comment (2017-11-14): 11/14/17, There is no regulatory requirement in RI Gen Laws §34-25.2-1 or R.I. Banking Reg. 3 § 5(A) the disclosure presented to the borrowers be signed/dated by the lender. Can you please provide evidence that the form requires the signature/date from the lender?
													3	C	8/XX/2017	RI	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
202425172	10/17/2017	Credit	Property - Appraisal	Appraisal Data Integrity	Valuation Error: Appraiser did not complete analysis of the subject's prior sale and transfer history.	Valuation Type: Appraisal / Valuation Report Date: 07/26/2017			Reviewer Comment (2017-11-08): Prior sales analysis was complete. Buyer Comment (2017-11-07): Disagree. Per Appraisal provided in the file appraiser comments "The subject has not sold in the past 36 months.", on page 4 of 24 on the appraisal pdf.	11/08/2017			1	A	8/XX/2017	RI	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
202425172	10/17/2017	Compliance	Compliance	State Compliance	Rhode Island Home Loan (High Cost Analysis Not In File)	Rhode Island Home Loan: Loan file did not contain record(s) documenting high-cost home loan analysis.							3	C	8/XX/2017	RI	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
202425172	10/17/2017	Compliance	Compliance	State Compliance	Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided)	Rhode Island Home Loan: Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.							3	C	8/XX/2017	RI	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
202425172	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2017)	Missing evidence that the borrower was provided the final revised loan estimate at least 4 business days prior to closing						3	C	8/XX/2017	RI	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	A	C	C	A	A	Non QM	Non QM	No
202425173	10/18/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/29/2017)							2	B	8/XX/2017	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202425177	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller Change - Total Payoffs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/29/2017 incorrectly disclosed whether there was a change in the Total Payoffs and Payments. (Final/08/29/2017)	A post closing CD dated 09/XX/2017 was sent to borrower on 09/XX/2017 correcting the change in payoff with a letter to borrower explaining that there was an error. There is also a certification from the lender that the CD was mailed via regular mail with no tracking as there was no refund to borrower necessary.		Reviewer Comment (2017-11-03): A post closing CD dated 09/06/2017 was sent to borrower on 09/06/2017 correcting the change in payoff with a letter to borrower explaining that there was an error. There is also a certification from the lender that the CD was mailed via regular mail with no tracking as there was no refund to borrower necessary.		11/03/2017		2	B	8/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Higher Priced QM	Non QM	Yes
202425177	10/17/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/25/2017)	There is no evidence in the loan file as to when borrower received the appraisal reports.						2	B	8/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Higher Priced QM	Non QM	No
202425177	10/17/2017	Compliance	Compliance	Federal Compliance	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/25/2017)	There is no evidence in the loan file as to when borrower received a copy of the appraisal reports.						3	C	8/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Higher Priced QM	Non QM	No
202425177	10/17/2017	Compliance	Compliance	Federal Compliance	Other Income - Not to be used for qualifying	Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q.	Lender approved loan as a HIgh Cost QM; however the review returned a Non QM due to bank statement income.		Reviewer Comment (2017-11-08): Loan was resubmitted as NonQM, subsequently QM exceptions were no longer applicable. Buyer Comment (2017-11-08): Loan is Non QM for ALT - Doc 24 month bank Statement program.	11/08/2017			1	A	8/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Higher Priced QM	Non QM	No
202425177	10/17/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	Lender approved loan as a Higher Priced QM; however review returned a Non QM designation due to bank statement income.		Reviewer Comment (2017-11-08): Loan was resubmitted as NonQM, subsequently QM exceptions were no longer applicable.	11/08/2017			1	A	8/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	A	A	C	C	A	A	Higher Priced QM	Non QM	Yes
202425177	10/17/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.57250% or Final Disclosure APR of 5.56900% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Non-Compliant Higher Priced Mortgage Loan.	Due to missing evidence of appraisal receipt.						3	C	8/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Higher Priced QM	Non QM	No
202425177	10/17/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 5.57250% or Final Disclosure APR of 5.56900% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Compliant Higher Priced Loan.	Higher -priced mortgage loan disclosure in file dated 7/17/2017.		Reviewer Comment (2017-11-03): Compliant Higher Priced Loan.			11/03/2017	1	A	8/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Higher Priced QM	Non QM	No
202425179	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/22/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/22/2017)	Final disclosure reflects a closing date of 08/XX/2017, document was executed on 08/XX/2017. File contains a post closing disclosure with the accurate closing/funding date						2	B	8/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425181	10/17/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/08/28/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $66,754.00, while closing CD seller's fees total $66,863.00.						2	B	8/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202425182	11/03/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,285.00 exceeds tolerance of $2,030.00 plus 10% or $2,233.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					11/03/2017		1	A	8/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425183	10/16/2017	Credit	Insurance	Insurance Documentation	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Dwelling coverage = $347,900, Loan Amount =$675,000. Missing evidence of property insurer's opinion of insurable value.		Reviewer Comment (2017-10-26): Insurer's estimate to rebuild was provided. Buyer Comment (2017-10-26): Disagree. Hazard Insurance document includes on page 2 and 3 dwelling reconstruction cost estimate of $300,800.00.	10/26/2017			1	A	8/XX/2017	WA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202556074	11/08/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	B	9/XX/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202556074	11/08/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/12/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/12/2017)							2	B	9/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202556074	11/08/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/12/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/09/12/2017)	Final CD reflects 12 months collected with a premium of $1,445 which would be $120.42/monthly; however, the escrowed monthly amount is indicated as $127.58.						2	B	9/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202556074	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $730.00 exceeds tolerance of $625.00 plus 10% or $687.50. Sufficient or excess cure was provided to the borrower at Closing. (0)					11/09/2017		1	A	9/XX/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202556074	11/09/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Title Agent reflected on SSPL and title fees incorrectly in section C versus B. Title Agent fees tested to 10% tolerance.						2	B	9/XX/2017	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202556075	11/09/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Missing rate lock.						2	B	8/XX/2017	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
202556076	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Negative Fees	TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on 07/28/2017 disclosed a negative fee amount. (Final/07/28/2017)	Seller's CD reflects a negative fee for Title - Owner's Title Insurance. This fee should not reflect as a negative.						2	B	7/XX/2017	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556076	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/07/28/2017)	Consumer CD and the seller CD is required to match, however the Seller CD reflects additional seller paid fee's that are not consistent with the consumer CD.						2	B	7/XX/2017	WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556076	11/10/2017	Credit	Assets	Asset Documentation	Missing Document: Asset Documentation not provided		Missing source and seasoning for $50,000 deposit into Purdue Fed CU on 5/5/2017. Without documentation the loan is short funds to close.
Reviewer Comment (2017-11-30): Explanation of deposit was provided, it was outside 12 months.

Buyer Comment (2017-11-29): Disagree.  The file does not contain an asset statement for Purdue FCU with deposits through 05/05/2017.  The file contains an asset statement dated 05/31/2016 for Purdue account with a deposit of $50,000.00 on 05/05/2016, which is over 12 months from the note date of 07/31/2017.  The Fidelity Cook Group 401K account for Andrea Battisti dated 01/31/2017 reflects on page 4 under "Your Loan Activity" that the borrower received a 401K loan dated 05/02/2016 for $50,000.00, which sources the deposit of $50,000.00 into the Purdue Federal CU account on 05/05/2016.
										11/30/2017			1	A	7/XX/2017	WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556076	11/10/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:Primary/07/21/2017)							2	B	7/XX/2017	WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556077	11/13/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Title Company reflected on SSPL and title fees incorrectly in Section C versus B (Chicago Title).						2	B	8/XX/2017	FL	Primary	Purchase	Good Faith Redisclosure	C	C	C	C	C	B	A	A	Non QM	Non QM	Yes
202556077	11/09/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	8/XX/2017	FL	Primary	Purchase		C	C	C	C	C	B	A	A	Non QM	Non QM	No
202556077	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/28/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/08/28/2017)	The Lender contact information (Name and NMLS number) is missing from the Closing Disclosure.						2	B	8/XX/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	C	C	B	A	A	Non QM	Non QM	Yes
202556077	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $575.00. Insufficient or no cure was provided to the borrower. (7506)			Reviewer Comment (2017-11-13): Lender cured on final CD with a $127.13 total cure which included the $75 for the appraisal.		11/13/2017		2	B	8/XX/2017	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	C	C	B	A	A	Non QM	Non QM	Yes
202556077	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $120.13 exceeds tolerance of $68.00. Insufficient or no cure was provided to the borrower. (7520)			Reviewer Comment (2017-11-13): Lender cured on final CD with a $127.13 total cure which included the $52.13 for the credit report.		11/13/2017		2	B	8/XX/2017	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	C	C	B	A	A	Non QM	Non QM	Yes
202556077	11/13/2017	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 07/19/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/07/19/2017)	The initial LE in file is E-signed on 7/19/17, however the E-consent signed per the E-Sign summary is 7/20/17.						2	B	8/XX/2017	FL	Primary	Purchase	No Defined Cure	C	C	C	C	C	B	A	A	Non QM	Non QM	No
202556077	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Loan Estimate Value - Seller Credit	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/28/2017 did not disclose the Loan Estimate value of Seller Credit. (Final/08/28/2017)	The line on the final CD is blank.						2	B	8/XX/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	C	C	B	A	A	Non QM	Non QM	Yes
202556077	11/09/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/18/2017 Inspection Date: 09/19/2017							1	A	8/XX/2017	FL	Primary	Purchase		C	C	C	A	C	B	A	A	Non QM	Non QM	No
202556077	11/13/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/08/28/2017)							2	B	8/XX/2017	FL	Primary	Purchase		C	C	C	C	C	B	A	A	Non QM	Non QM	Yes
202556078	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/19/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/19/2017)			Reviewer Comment (2017-11-29): Client waived black hole issue per email provided.			11/29/2017	2	B	9/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202556078	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $14,358.96 exceeds tolerance of $14,327.88. Insufficient or no cure was provided to the borrower. (7200)			Reviewer Comment (2017-11-29): Client waived black hole issue per email provided. Buyer Comment (2017-11-27): MD 11/27/17, Galton waived the $30.96 increase in origination fee that occurred. Uploaded email chain with waiver for review.			11/29/2017	3	C	9/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202556080	11/16/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $12,450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7326)	Originator Compensation Fee was disclosed on 8/17/17 CD, however no COC was provided for the increase and no COC was listed on doc download history in file.		Reviewer Comment (2017-12-19): The LO Comp Was a lender paid fee until the 9/6 CD at which time the loan amount was changed and the LO comp was decreased and became borrower paid. The 9/6 CD was presented with a Valid COC. Reviewer Comment (2017-11-29): COC was for 8/22/17 CD, fee was increased on 8/17/17. Buyer Comment (2017-11-27): MD 11/27/17, The LO Comp fee was initially disclosed as lender paid on the initial CD, it wasn't until 9/6 that the lender changed it to borrower paid. There is a valid COC in file and waiver from Galton for this. Uploading both for review	12/19/2017			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	C	C	B	A	A	Non QM	Non QM	Yes
202556080	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/15/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/15/2017)	Final Closing Disclosure dated 09/XX/2017 disclosed a Closing Date of 09/XX/2017. Deed of Trust was notarized on 09/XX/2017. CD provided post-closing still disclosed the incorrect closing date of 09/XX/2017.						2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	C	C	B	A	A	Non QM	Non QM	Yes
202556080	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/15/2017 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/09/15/2017)	Subject property was appraised for $1,300,000.00However the value disclosed on the Final Closing Disclosure is the Desk Review value of $1,200,00.00.						2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	C	C	B	A	A	Non QM	Non QM	Yes
202556080	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/15/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/15/2017)	Cure for 0% tolerance violation of $12,450.00 was not provided.		Reviewer Comment (2017-12-19): The LO Comp Was a lender paid fee until the 9/6 CD at which time the loan amount was changed and the LO comp was decreased and became borrower paid. The 9/6 CD was presented with a Valid COC.	12/19/2017			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	C	C	B	A	A	Non QM	Non QM	Yes
202556080	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 07/10/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/07/10/2017)	Borrower consented to electronic disclosures on 07/12/2017 however, Loan Estimate was electronically provided to the borrowers on 07/10/2017.						2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	C	C	B	A	A	Non QM	Non QM	No
202556080	11/10/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date: 08/05/2017	Subject property was appraised on 08/05/2017. File is missing verification the subject property was not affected by the FEMA Disaster dated 10/31/2017.						1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	C	A	C	B	A	A	Non QM	Non QM	No
202556080	11/10/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017.	Subject loan disbursed on 09/20/2017, which is less than 3 business days from the transaction date of 09/18/2017. File contains a post-closing CD dated 09/25/2017 that disclosed the correct disbursement date of 09/22/2017. However no LOE to borrower for PC CD or evidence of actual funding date were provided to complete cure.		Reviewer Comment (2017-11-29): LOE for PC CD was provided. Buyer Comment (2017-11-27): MD 11/27/17, LOE for PCCD was in the file as was the final HUD. Uploaded for review		11/29/2017		2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	C	C	C	B	A	A	Non QM	Non QM	Yes
202556080	11/14/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate Lock was not provided in imaged file.						2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	C	C	C	B	A	A	Non QM	Non QM	No
202556080	11/14/2017	Credit	Loan Package Documentation	Application / Processing	Missing Document: Lender Exception(s) not provided		Borrower and non-borrowing spouse are co-owners of SPH Medical, Inc. with each having a 50% ownership. Per e-mail chain in file, subject loan was approved allowing the borrower to be qualified with 100% of the corporate income however, file is missing the exception form as noted in the e-mail dated 09/14/2017.		Reviewer Comment (2017-12-14): Exception provided. Buyer Comment (2017-12-13): See Galton exception uploaded.	12/14/2017			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	C	C	C	B	A	A	Non QM	Non QM	No
202556081	11/10/2017	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Missing YTD Balance Sheet		Reviewer Comment (2017-12-06): Loan was resubmitted as NonQM Buyer Comment (2017-12-04): Change to Non QM.	12/06/2017			1	A	9/X/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Non QM	No
202556081	11/10/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan is Non-QM due to missing YTD balance sheet as required for a self-employed borrower.		Reviewer Comment (2017-12-06): Loan was resubmitted as NonQM Buyer Comment (2017-12-04): Change to Non QM	12/06/2017			1	A	9/X/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Non QM	Yes
202556081	11/14/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX CPA Letter	File is missing a CPA letter or copy of required document as evidence of Self-Employment as required per the guides.		Reviewer Comment (2017-11-29): Realty license provided. Buyer Comment (2017-11-20): Disagree. File contains a copy of the borrower's Real Estate License as evidence of self employment.	11/29/2017			1	A	9/X/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Non QM	No
202556082	11/14/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Non QM	Non QM	No
202556082	11/14/2017	Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
Reviewer Comment (2017-11-29): CA is in the 9th Circuit, and there continues to be some risk that the borrower may have an extended right to rescind if a creditor uses the incorrect Model Form.  As such, outside counsel has advised AMC that in cases, where the use of Model Form H-8 in a transaction that would otherwise require use of Model Form H-9, could be deemed material on loans in circuits in which the issue has not been specifically addressed (Circuits 2, 5, 8, 9, 10 and DC) and in cases in which there has been unfavorable caselaw on this issue (specifically the 3rd and 7th).

Buyer Comment (2017-11-27): MD 11/27/17, using the wrong Notice of Right to Cancel is not a material finding in this circumstance since property is not located within jurisdiction of the 7th or 3rd district courts. Per our legal counsel: This is only a material  issue in the 7th and 3rd Circuits. If an incorrect ROR has been used for loans secured by located on properties in these two Circuits, the suggested manner of remediation will suffice.  If the loans are secured by properties located in any of the other Circuits, use of an incorrect ROR is not material.
													3	C	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202556082	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/14/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/14/2017)	Disclosure reflects Closing Date of (9/XX/2017), but transaction consummation (mortgage notary) date was (9/XX/2017).		Reviewer Comment (2017-11-14): data was corrected on subsequent CD with COC regarding revised closing date.		11/14/2017		1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202556082	11/10/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017.	Data was corrected on subsequent CD, however no evidence of required letter of explanation, proof of delivery or re-opening of recission period.
Reviewer Comment (2017-11-29): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2017-11-27): MD 11/27/17, the borrower signed, dated and acknowledged by initially on the Notice of RTC that their recission ended on midnight of 9/19. The loan did not fund until 9/21. There is a PCCD in file disclosing the corrected dispursement date. The PCCD was delivered electronically and the LOE was located on the last page of the PCCD image (Page 11 of 11). There is no requirement to re-open ROR and redisclose. Uploaded LOE, proof of delivery, RTC and Final HUD for review
											11/29/2017		2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202556083	11/14/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	9/XX/2017	CA	Investment	Refinance - Rate/Term		C	C	C	C	B	B	A	A	N/A	N/A	No
202556083	11/10/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date: 08/29/2017							1	A	9/XX/2017	CA	Investment	Refinance - Rate/Term		C	C	C	A	B	B	A	A	N/A	N/A	No
202556085	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/06/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/09/06/2017)	Final CD reflects $9,044, actual is $9,478.41.						2	B	9/XX/2017	MA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202556086	11/10/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX, Borrower: XXX Third Party Verification Third Party Verification VVOE - Employment Only			Reviewer Comment (2017-12-06): Reviewed and located missing VOEs, excluded Rebecca income. Buyer Comment (2017-12-01): Disagree. Evidence of Self employment for John Coreris, Sharon O'Connor is his wife. No income for Rebecca Akin being used to qualify.	12/06/2017			1	A	8/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202556088	11/10/2017	Credit	Credit	Miscellaneous	Credit Exception:		Per guidelines, if most recent years tax returns are not filed by June 30 the loan is ineligible. The most recent returns in file for personal and all businesses are 2015 and the loan closed on 7/XX/2017. 2016 Returns would be required. The file contains extensions for all 2016 returns and P&L's for full year 2016 and YTD 2017. Lender approved an exception allowing.	154 months of reserves > 9 months for subject and 6 months for other financed REO's Borrowers self-employed > 10 years. Borrower has 99 months mortgage history 0x30, with all mortgages reflecting 0x30	Reviewer Comment (2017-11-16): Client elects to waive the lender approved exception.			11/16/2017	2	B	7/XX/2017	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
202556089	11/10/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/27/2017)							2	B	8/XX/2017	WA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202556089	11/08/2017	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX			Reviewer Comment (2017-12-06): Per lender, credit date is within 90 days. Buyer Comment (2017-12-05): Disagree. The credit report in the file reflects the date order as 05/25/2017 with a date completed of 07/03/2017. Date completed is the date used for document expiration. The loan closed 08/29/2017, and the credit report is within 90 days.	12/06/2017			1	A	8/XX/2017	WA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202556090	11/13/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.95590% or Final Disclosure APR of 5.95600% is in excess of allowable threshold of APOR 3.92% + 1.5%, or 5.42000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-11-21): Compliant HPML			11/21/2017	1	A	8/XX/2017	CO	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202556090	11/09/2017	Compliance	Compliance	State Compliance	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.							2	B	8/XX/2017	CO	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202556090	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/10/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/10/2017)	CD line F01 lists 12 month premium of $26.03, premium is $3978.25 per hazard insurance so 12 months appears incorrect.						2	B	8/XX/2017	CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202556090	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/10/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/08/10/2017)	Final CD reflects $10,173.00 for closing costs on Calculating Cash to Close table; however, correct amount is $10,627.19.						2	B	8/XX/2017	CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202556092	11/15/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/18/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/18/2017)	Post closing CD dated 09/XX/2017 reflects the correct closing date of 09/XX/2017. A letter to the borrower was found and indexed; however proof of borrower receipt was not found as required for remediation cure.		Reviewer Comment (2017-11-16): Post closing CD dated 09/21/2017 reflects the correct closing date of 09/XX/2017. A letter to the borrower was found.		11/16/2017		1	A	9/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556092	11/15/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 09/18/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/09/18/2017)	No seller paid fees were listed on borrower's final CD or Seller's CD.		Reviewer Comment (2017-11-29): There were no seller fees associated with transaction. Buyer Comment (2017-11-28): MD 11/28/17 - There are no seller paid loan costs or other costs to disclose. In reviewing the Seller only CD there is nothing noted as due from seller. No error by EdgeMAC in review, no redisclosure required. Uploaded seller's CD for review	11/29/2017			1	A	9/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556092	11/15/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/18/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/18/2017)			Reviewer Comment (2017-11-29): After black hole issue waived, cure at closing was sufficient.		11/29/2017		2	B	9/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556092	11/13/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,826.88 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	black hole issue, fee was increased on initial CD, more than 7 days from scheduled close date.		Reviewer Comment (2017-11-29): Client waived black hole issue. Buyer Comment (2017-11-28): MD 11/28/17, Galton waived the black hole that occurred by using the CD to rebaseline. Uploaded for review			11/29/2017	3	C	9/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556092	11/13/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $173.28 exceeds tolerance of $120.00. Insufficient or no cure was provided to the borrower. (7520)	Cure of $53.28 )was reflected, which is sufficient to cure the increase in the credit report fee.		Reviewer Comment (2017-11-29): After black hole issue waived, cure at closing was sufficient. Buyer Comment (2017-11-28): MD 11/28/17, the CBR fee was disclosed as $120 on the initial LE and all subsequent LE's, at the time of initial CD disclosure the fee increased to $173.28, a $53.28 increase, which is covered in the lender cure, so it is sufficient.		11/29/2017		2	B	9/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556093	11/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/09/18/2017)	Seller's Final Closing Disclosure disclosed total seller paid fees o $114,198.20 ($74,198.20 seller costs + $40,000.00 credit to buyer for closing costs). Buyer's Final Closing Disclosure disclosed seller paid fees of $105,590.98.						2	B	9/XX/2017	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202556093	11/10/2017	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp)	Borrower is the self-employed owner of XXX. 2016 and 2015 personal tax returns and 1120S business tax returns were not signed and dated by the borrower as required by Appendix Q; Number 4 General Documentation Requirements for Self Employed Consumers.		Reviewer Comment (2017-12-06): Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements. Buyer Comment (2017-12-04): Change to Non QM	12/06/2017			1	A	9/XX/2017	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
202556093	11/10/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	Borrower is the self-employed owner of XXX. 2016 and 2015 personal tax returns and 1120S business tax returns were not signed and dated by the borrower as required by Appendix Q; Number 4 General Documentation Requirements for Self Employed Consumers.		Reviewer Comment (2017-12-06): Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements. Buyer Comment (2017-12-04): Change to Non QM	12/06/2017			1	A	9/XX/2017	OR	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202556093	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/18/2017 disclosed Total Closing Costs (Paid by Borrower at Closing) that does not match sum of fees. (Final/09/18/2017)	Final Closing Disclosure, Total Closing Costs (Borrower Paid at Closing) disclosed a subtotal (D + I) of $22,486.80; calculated costs paid at closing are $24,328.91.						2	B	9/XX/2017	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202556093	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - Before Closing	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/18/2017 disclosed Total Closing Costs (Paid by Borrower Before Closing) that does not match sum of fees. (Final/09/18/2017)	Final Closing Disclosure, Total Closing Costs (Borrower Paid Before Closing) disclosed a subtotal (D + I) of $975.00; calculated costs paid before closing are -$867.11.						2	B	9/XX/2017	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202556093	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)					11/10/2017		1	A	9/XX/2017	OR	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202556094	11/14/2017	Credit	Property - Appraisal	Appraisal Data Integrity	Valuation Error: The valuation subject address does not match the Note.		The file contains 2 appraisals with both indicating the subject City as San Diego versus the Note City of Rancho Santa Fe and one of the appraisals has a zip code of 92091 versus the Note zip code of 92067. The Desk Review in the file incorrectly reflects the City as San Diego and zip code as 92091.		Reviewer Comment (2017-11-30): This is a clerical error and does not effect loan decision. Buyer Comment (2017-11-29): Disagree. A title supplement is dated 09/14/2017 documenting the address change. Edgemac cannot advise appraisers to make corrections. Both appraisals are dated prior to the title supplement. Both appraisals and the CDA in the file are for the subject property per the Legal descriptions or APN numbers reflected on the appraisals and CDA which match title.	11/30/2017			1	A	9/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202556094	11/14/2017	Credit	Credit	Miscellaneous	Credit Exception:		The hazard insurance policy incorrectly reflects the subject zip code as 92091 versus the Note zip code of 92067.		Reviewer Comment (2017-11-30): This is a clerical error and does not effect loan decision. Buyer Comment (2017-11-29): Disagree. Non Material. The insurance is for the subject property.	11/30/2017			1	A	9/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202556094	11/14/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/13/2017)							2	B	9/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202556096	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)					11/10/2017		1	A	9/XX/2017	CA	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202556096	11/15/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/16/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/09/16/2017)	Per Note loan is Assumable, the final CD indicates not assumable.						2	B	9/XX/2017	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202556096	11/15/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/16/2017)							2	B	9/XX/2017	CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202556096	11/15/2017	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)		TRID Non-Compliant - Missing post consummation CD corresponding to letter of explanation for corrections to Borrowers dated 10/06/2017.		Reviewer Comment (2017-11-29): Docs provided. Buyer Comment (2017-11-28): MD 11/28/17, the PCCD that accompanies the 10/6 LOE is dated 9/22/17. Uploaded for review.	11/29/2017			1	A	9/XX/2017	CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202556096	11/15/2017	Credit	Credit	Miscellaneous	Credit Exception:		Per guidelines, Assumption not allowed on any program. The Note in file indicates loan is Assumable.	37% DTI < 43% guideline max 805 representative FICO score > 720 guideline minimum	Reviewer Comment (2017-12-20): Waived per client Buyer Comment (2017-12-19): Loan is only assumable if the lender approves, standard FNMA note language. Galton does not allow assumptions so would not approve an assumption. Please waive and move to an EV 1 or 2. Reviewer Comment (2017-12-13): The loan is assumable after initial fixed period. Buyer Comment (2017-12-11): Disagree. The verbiage on the note does not indicate that the loan allows for assumptions.			12/20/2017	2	B	9/XX/2017	CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202556096	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Seller Credit	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 09/16/2017 disclosed a Seller Credit that does not match the Seller Credit from the Calculating Cash to Close table. (Final/09/16/2017)	Seller credit of $1900 is not reflected on the Calculating Cash to Close Table.						2	B	9/XX/2017	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202556097	11/21/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/26/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/26/2017)			Reviewer Comment (2017-11-29): COC for initial increase was provided.	11/29/2017			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556097	11/21/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $10,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)			Reviewer Comment (2017-11-29): COC for initial increase was provided. Buyer Comment (2017-11-28): MD 11/28/17, the Mortgage Broker Fee of $10,000 first appeared on the 9/5 LE. There is a 9/1 COC in the file that discloses the new fee and it was issued within 3 business days of the disclosure ( 9/4 was a federal holiday), so why is this a zero tolerance violation? Uploaded COC for review	11/29/2017			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556097	11/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/26/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/26/2017)	Final CD and post closing CD both reflect the incorrect closing date of 09/XX/2017; however the correct closing date was 09/XX/2017.						2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556098	11/17/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/09/27/2017)	Seller's CD reflects $29,142.08, calculates to be $32,800.08.						2	B	9/XX/2017	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202556098	11/17/2017	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $40.00 exceeds tolerance of $28.00 plus 10% or $30.80. Sufficient or excess cure was provided to the borrower at Closing. (0)					11/17/2017		1	A	9/XX/2017	AZ	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202556099	11/16/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202556101	11/16/2017	Credit	Credit	Miscellaneous	Credit Exception:		Missing mortgage statement for 1st Lien and tax verifiction for property located at 148 Crescent.		Reviewer Comment (2017-12-06): Evidence of taxes provided. Buyer Comment (2017-12-01): Property taxes for XXX. No Mortgage Statement in file. Used mortgage payments from the credit report.	12/06/2017			1	A	8/XX/2017	CA	Investment	Refinance - Rate/Term		D	C	D	C	C	B	A	A	N/A	N/A	No
202556101	11/16/2017	Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		Mortgage reflects vesting under borrowers names, husband and wife as joint tenants. Committment reflects borrowers names as trustees of a trust.		Reviewer Comment (2017-12-18): Final Title Policy was provided reflecting vesting as husband and wife as joint tenants. Buyer Comment (2017-12-18): Final Title vesting matches mortgage.	12/18/2017			1	A	8/XX/2017	CA	Investment	Refinance - Rate/Term		D	C	D	C	C	B	A	A	N/A	N/A	No
202556101	11/16/2017	Credit	Loan Package Documentation	Application / Processing	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided				Reviewer Comment (2017-12-18): Final Title Policy was provided reflecting vesting as husband and wife as joint tenants. Buyer Comment (2017-12-18): Final Title vesting matches mortgage. Final Title Policy uploaded to AMC.	12/18/2017			1	A	8/XX/2017	CA	Investment	Refinance - Rate/Term		D	C	D	C	C	B	A	A	N/A	N/A	No
202556101	11/16/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date:							1	A	8/XX/2017	CA	Investment	Refinance - Rate/Term		D	C	D	A	C	B	A	A	N/A	N/A	No
202556101	11/16/2017	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)		TRID Non-Compliant: Missing payee for $881 Investor fees reflected in section B.		Reviewer Comment (2017-11-16): Data was corrected on subsequent CD with LOE		11/16/2017		2	B	8/XX/2017	CA	Investment	Refinance - Rate/Term		D	C	D	C	C	B	A	A	N/A	N/A	Yes
202556101	11/16/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX	Missing current paystub, file has WVOE with pay period ending 8/16/2017.		Reviewer Comment (2017-12-06): VOI is sufficient. Buyer Comment (2017-12-01): WVOE provides base income and year to date wages, and is sufficient.	12/06/2017			1	A	8/XX/2017	CA	Investment	Refinance - Rate/Term		D	C	D	C	C	B	A	A	N/A	N/A	No
202556103	11/13/2017	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003		Final 1003 is missing from the imaged file.		Reviewer Comment (2017-11-30): Final 1003 provided. Buyer Comment (2017-11-29): Disagree. Final 1003 is in the file. Document uploaded for your review.	11/30/2017			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
202556103	11/21/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $60.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					11/21/2017		1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
202556104	11/20/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.57390% or Final Disclosure APR of 5.62000% is in excess of allowable threshold of APOR 3.94% + 1.5%, or 5.44000%. Compliant Higher Priced Mortgage Loan.	Reviewed all fees from buyers final CD.		Reviewer Comment (2017-11-21): Compliant HPML			11/21/2017	1	A	9/X/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202556104	11/20/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 5.57390% or Final Disclosure APR of 5.62000% is in excess of allowable threshold of APOR 3.94% + 1.5%, or 5.44000%. Compliant Higher Priced Loan.	Reviewed all fees from buyers final CD.		Reviewer Comment (2017-11-21): Compliant HPML			11/21/2017	1	A	9/X/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202556104	11/20/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/05/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/05/2017)	A post closing CD dated 09/XX/2017 reflects the correct closing date of 09/XX/2017; however a letter to the borrower explaining the error and proof of delivery were not located in the file which is the requirement for a remediation cure.						2	B	9/X/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202556104	11/20/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/05/2017)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $31,193.86, while closing CD sellers fees total $2,192.45						2	B	9/X/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202556105	11/17/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Title fees are disclosed in Section B when they should be disclosed in Section C due to the Service Provider List reflects a different Provider indicating the borrower selected their own Provider.						2	B	8/XX/2017	CO	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202556105	11/17/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/25/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/08/25/2017)	Note reflects loan is assumable; however the final CD indicates loan is not.						2	B	8/XX/2017	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202556105	11/17/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/08/25/2017)	Seller's CD reflects seller paid fees of $23,889; however borrower's final CD reflects seller paid fees of $27,993.60.						2	B	8/XX/2017	CO	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202556106	11/15/2017	Credit	Loan Package Documentation	Application / Processing	Missing Document: HOA Questionnaire not provided		File contains a Condo Project Questionnaire completed by the condo management company however, file is missing a Warranty of Condominium Project either on Fannie Mae Form 1054 or lender's own form with all the required information, as required by Galton Funding Guidelines.		Reviewer Comment (2017-12-06): Nonwarrantable condo. Buyer Comment (2017-11-30): Property is Non Warrantable Condo project per 1008 in file. Reviewer Comment (2017-11-30): HOA questionaire was provided, however the Fannie Mae Form 1054 or lender's own form with all the required information, as required by Galton Funding Guidelines was not provided. Buyer Comment (2017-11-29): Disagree. HOA Cert in file.	12/06/2017			1	A	8/XX/2017	CA	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
202556106	11/15/2017	Compliance	Compliance	Federal Compliance	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Initial 1003 reflects the property will be Primary Residence however, the subject loan was approved and closed as an Investment.		Reviewer Comment (2017-11-30): Initial 1003 included incorrect info. Buyer Comment (2017-11-29): Disagree. The initial 1003 reflected an error on the 1st page. See declarations section #l which reflects the borrower does not intend to occupy the subject property. Final 1003, 1008 and approval all reflect investment property. LOE provided documents borrower does not live in the subject property.	11/30/2017			1	A	8/XX/2017	CA	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
202556108	11/09/2017	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.	Anti- Steering Disclosure is not evident.						2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term		C	C	C	C	B	B	A	A	Non QM	Non QM	No
202556108	11/09/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/23/2017)	Appraisal Receipt Acknowledgement is dated 7/18/17 and the Appraisal report date is 7/23/17.						2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term		C	C	C	C	B	B	A	A	Non QM	Non QM	No
202556108	11/09/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date:	Property is in CA						1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term		C	C	C	A	B	B	A	A	Non QM	Non QM	No
202556109	11/10/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX 1040 (2016), 1120S, 1120S (2016), Third Party Verification 1120S (2016)	Lender Approved Exception.	37.02% DTI on this (Full) documentation loan < 43% guideline max $226,193.40 reserves is greater than $44,035.95 minimum requirement. Borrower on this (Full) documentation loan has a disposable income of $12,612.70.	Reviewer Comment (2017-11-16): Client elects to waive the lender approved exception.			11/16/2017	2	B	8/X/2017	CA	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
202556109	11/10/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Electronic Recording Fee reflected in section B, should be in section C. Provider used is not listed on SSPL.						2	B	8/X/2017	CA	Investment	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	B	B	B	A	A	N/A	N/A	Yes
202556109	11/09/2017	Credit	Credit	Credit Documentation	Credit Report Error: Liability Type was not provided		1). Missing verification of PITI for property located at XXX. 2). Missing verification of insurance for property located at XXX. 3). Missing verification of taxes for property located at XXX						2	B	8/X/2017	CA	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
202556110	11/10/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Doc Prep fee reflected in section B, should be in section C. Provider used is not listed on SSPL.						2	B	9/XX/2017	CA	Investment	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	N/A	N/A	Yes
202556110	11/09/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX K-1 (2016), Third Party Verification K-1 (2016), Third Party Verification	Missing 2016 K1 and Third Party verification done within 10 days of closing for both borrowers.		Reviewer Comment (2017-12-06): Missing income docs provided. Buyer Comment (2017-12-01): Disagree. K1's are in the file. Business verified within 30 days and evidence both borrower's own business provided.	12/06/2017			1	A	9/XX/2017	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202556111	11/15/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/02/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/311449)			Reviewer Comment (2017-11-15): Lender cured with post consummation CD dated 10/09/2017 with the hazard insurance premium corrected, escrow amount corrected, letter to the borrower and attestation for delivery via USPS		11/15/2017		2	B	10/X/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202556111	11/15/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/02/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/311449)			Reviewer Comment (2017-11-15): Lender cured with post consummation CD dated 10/09/2017 with the hazard insurance premium corrected, escrow amount corrected, total payment corrected, letter to the borrower and attestation for delivery via USPS		11/15/2017		2	B	10/X/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202556111	11/13/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/02/2017)			Reviewer Comment (2017-11-15): Lender cured with post consummation CD dated 10/9/2017 and explanation letter to the borrower with all Seller fees included that match the Seller CD.		11/15/2017		2	B	10/X/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202556112	11/15/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/19/2017)							2	B	9/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202556112	11/13/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-12-14): Per response, loan resubmitted as Non-QM. Buyer Comment (2017-12-14): Change to non-QM Buyer Comment (2017-12-13): Change to non-QM	12/14/2017			1	A	9/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202556112	11/13/2017	Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.68012% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $17,612.93 on a Federal Total Loan Amount of $478,596.09 vs. an allowable total of $14,357.88 (an overage of $3,255.05 or .68012%).			Reviewer Comment (2017-12-14): Per response, loan resubmitted as Non-QM. Buyer Comment (2017-12-14): Change to non-QM Buyer Comment (2017-12-13): Change to non-QM	12/14/2017			1	A	9/XX/2017	CA	Primary	Purchase
If a creditor or assignee determines after consummation that the total points and fees exceeds the 3% limit, but the loan meets the other requirements to be a QM, the excess amount can be refunded with the following conditions:
1) The refund is made within 210 days of consummation;
2) The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3) The loan is not 60 days delinquent;
4) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments).
The lender will also be required to provide a copy of the refund check and proof of delivery.
																				C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202556114	11/15/2017	Credit	Assets	Asset Documentation	Earnest Money Deposit is unsourced. Per guidelines EMD source is required.		Final Closing Disclosure reflects an EMD of $80,000.00 that was not sourced and documented.		Reviewer Comment (2017-12-06): Bank statements provided for EMD source. Buyer Comment (2017-12-01): Disagree. Initial Deposit was $75,000.00, and bank statements are provided in the file. Additional funds for closing were verified in the file.	12/06/2017			1	A	9/XX/2017	UT	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202556115	11/15/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/15/2017)							2	B	9/XX/2017	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202556116	11/15/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.							2	B	9/XX/2017	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556116	11/10/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	9/XX/2017	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556116	11/10/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.							2	B	9/XX/2017	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556116	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/25/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/25/2017)	The Final CD reflected a closing date as 09/XX/2017, however the actual consummation date was on 09/XX/2017.						2	B	9/XX/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556116	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/25/2017)	The Seller's CD reflected $10,000.00 for Lot Premium Fee that was not disclosed on the Final CD.						2	B	9/XX/2017	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556116	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Deposit	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 09/25/2017 disclosed a Deposit that does not match the Deposit from the Calculating Cash to Close table. (Final/09/25/2017)	The Final CD Calculating Cash to Close included the $75,000.00 deposit in the $387,500.00 Down Payment/Funds From Closing instead of the Deposit line.						2	B	9/XX/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556117	12/06/2017	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-12-06): Updated to HPQM.		12/06/2017		2	B	10/X/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202556117	11/15/2017	Credit	Credit	Miscellaneous	Credit Exception:		Per guidelines loans are not assumable under any program, per the Note the loan is assumable.	18.7% DTI > 43% maximum allowed 15 months reserves > 6 months required Disposable income of $40,530.93 > $1,400 required	Reviewer Comment (2017-12-20): Waived per client Buyer Comment (2017-12-19): Loan is only assumable if the lender approves, standard FNMA note language. Galton does not allow assumptions so would not approve an assumption. Please waive and move to an EV 1 or 2.			12/20/2017	2	B	10/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202556117	11/15/2017	Credit	Credit	Miscellaneous	Credit Exception:		Per guidelines, loans are ineligible if tax returns are filed after 6/30, the 2016 returns were filed by the Borrowers on 8/9/2017 per tax transcripts in file. Lender approved exception.	18.7% DTI > 43% maximum allowed 15 months reserves > 6 months required Disposable income of $40,530.93 > $1,400 required	Reviewer Comment (2017-11-17): Lender exception in file.			11/17/2017	2	B	10/X/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
202556117	11/13/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2017-12-06): Loan updated to HPQM. Buyer Comment (2017-12-01): MD 12/1/17, Our System has already been updated to reflect Rebuttal Presumption and not safe Harbor, unclear why tape is showing safe harbor	12/06/2017			1	A	10/X/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
202556118	11/14/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 1040 (2016)	Lender approved exception for extension filed for borrower's 2016 personal tax returns.	28.12% DTI on this (Full) documentation loan < 43% guideline max Borrower has been self employed in the same business for 12 years. Borrower on this (Full) documentation loan has a disposable income of $68,813.70	Reviewer Comment (2017-11-16): Lender approved exception for extension filed for borrower's 2016 personal tax returns.			11/16/2017	2	B	10/X/2017	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
202556122	11/14/2017	Credit	Credit	Miscellaneous	Credit Exception:		Missing signed copies of 2016 and 2015 1040 tax returns.		Reviewer Comment (2017-12-13): Signature pages provided. Buyer Comment (2017-12-01): Disagree. Signed 1040s for 2015 and 2016 are in the file.	12/13/2017			1	A	9/X/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
202556122	11/14/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.98 is less than Guideline PITIA months reserves of 9.00.	9 months reserves required. Verified 7.98 months. Insufficient reserves.	804 representative FICO score > 700 guideline minimum Borrower has employment stability for 27 years. Borrowers have owned the subject property for 10 years
Reviewer Comment (2017-12-20): Waived with compensating factors.

Buyer Comment (2017-12-19): Please waive, Galton noted compensating factors. Borrowers short $4,899.46 for reserves. Reserves available post closing $28,584.59, need $33,484.05. Borrowers have been in the home 10 years, co-borrower on job 27 years, payments are going down with the subject refinance, excellent credit score of 804, 85% LTV is under program maximum of 90%.

Reviewer Comment (2017-12-14): Docs provided included $6400 EMD, however this was part of closing funds.  Unable to clear exception.

Buyer Comment (2017-12-13): Disagree.  Bank statements, evidence of EMD's, and final HUD from sale provided in upload.  Calculation breakdown provided previously.

Reviewer Comment (2017-12-13): Please provide calculated asset breakdown supporting $133,581.13, review calculated $128,833.41.

Buyer Comment (2017-12-01): Disagree. Total assets $133,581.13; Less Cash to close of $98,596.54; Remaining assets after closing of $34,984.59; Required assets $3,720.45 x 9 months = $33,484.05.  Borrower has sufficient reserves.
												12/20/2017	2	B	9/X/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
202556122	11/14/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.52658% exceeds Guideline total debt ratio of 43.00000%.	Employer letter indicates that the borrower received non-taxable housing allowance. Per guidelines, non-taxable income that is not allowed to be grossed up include Housing allowance. Using income as stated by letter, housing allowance is $30,000 annually ($2500 monthly). Lender Qualified using $3,500 per month.	804 representative FICO score > 700 guideline minimum Borrower has employment stability for 27 years. Borrowers have owned the subject property for 10 years
Reviewer Comment (2017-12-20): Waived with compensating factors.

Buyer Comment (2017-12-19): Please waive. Galton noted compensating factors. DTI is 44.29% which is over the max of 43%. Borrowers have been in the home 10 years, co-borrower on job 27 years, payments are going down with the subject refinance, excellent credit score of 804, 85% LTV is under program maximum of 90%.

Reviewer Comment (2017-12-13): Per 216 1040, only $4426 of borrower's combined SSI of $29,507 was non-taxable.  Based on grossing up $4426 annual income, income only increased $93 monthly which results in 44.69% DTI and is still an exception..

Buyer Comment (2017-12-01): If SSI is grossed up for both borrowers: Total income for Borrower 1 : $4,850.00; Total Income for Borrower 2 : $4,404.75; Total debt: $3,745.45; Divided by Total Income of $9,254.75; DTI:  40.47%.
												12/20/2017	2	B	9/X/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
202556122	11/10/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/17/2017)							2	B	9/X/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
202556122	11/10/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-12-13): Per response, loan is NonQM. Based on adjusted lender's QM designation, the loan meets requirements. Buyer Comment (2017-12-12): Change to non-QM.	12/13/2017			1	A	9/X/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	Yes
202556122	11/14/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds 43% using recalculated income.
Reviewer Comment (2017-12-20): Waived with compensating factors.

Buyer Comment (2017-12-19): Please waive, ATR was met, DTI is 44.29% which is only 1.29% over the max of 43%. Borrowers have been in the home 10 years, co-borrower on job 27 years, payments are going down with the subject refinance (so borrowers have demonstrated ability to pay at a higher payment), excellent credit score of 804, 85% LTV is under program maximum of 90%.

Reviewer Comment (2017-12-13): Per 216 1040, only $4426 of borrower's combined SSI of $29,507 was non-taxable.  Based on grossing up $4426 annual income, income only increased $93 monthly which results in 44.69% DTI and is still an exception..

Buyer Comment (2017-12-01): If SSI is grossed up for both borrowers: Total income for Borrower 1 : $4,850.00; Total Income for Borrower 2 : $4,404.75; Total debt: $3,745.45; Divided by Total Income of $9,254.75; DTI:  40.47%.
										12/20/2017			1	A	9/X/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
202556122	11/14/2017	Compliance	Compliance	Federal Compliance	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Employer letter indicates that the borrower received non-taxable housing allowance. Per guidelines, non-taxable income that is not allowed to be grossed up include Housing allowance. Using income as stated by letter, housing allowance is $30,000 annually ($2500 monthly) Lender Qualified using $3,500 per month.		Reviewer Comment (2017-12-13): Per response, loan is NonQM. Based on adjusted lender's QM designation, the loan meets requirements. Buyer Comment (2017-12-12): Change to non-QM. Galton allows SSI to be grossed up. Buyer Comment (2017-12-01): If SSI is grossed up for both borrowers: Total income for Borrower 1 : $4,850.00; Total Income for Borrower 2 : $4,404.75; Total debt: $3,745.45; Divided by Total Income of $9,254.75; DTI: 40.47%.	12/13/2017			1	A	9/X/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	No
202556122	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/08/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/08/2017)	Consummation date of 09/XX/2017. Final CD issued 9/08/17 is signed at closing on 9/XX/17, but discloses a Closing Date of 9/XX/17 on page 1. Post-Close CD's issued 09/15/2017 reflects closing date of 09/XX/2017.						2	B	9/X/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	Yes
202556122	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/08/2017)	Seller closing disclosure reflects seller paid fees of $43,610.95. Final Closing Disclosure reflects seller paid fees of $2,382.00.						2	B	9/X/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Non QM	Yes
202556123	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/28/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/28/2017)			Reviewer Comment (2017-11-14): Lender cured with post consummation CD dated 10/06/2017 with a corrected closing date of 9/XX/2017 and explanation letter to the borrower.		11/14/2017		1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Higher Priced QM	Higher Priced QM	Yes
202556123	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $52.77 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	$2.77 lender credit provided at closing for the credit report fee disclosed as $50.00 on the LE. The final CD has the credit report fee as $52.77.				11/10/2017		1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	A	A	B	A	A	A	Higher Priced QM	Higher Priced QM	Yes
202556125	11/09/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/10/2017)							2	B	8/XX/2017	OK	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556125	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/22/2017 did not disclose number of months for homeowner's insurance under Prepaids. (Final/08/22/2017)	CD data field is blank.						2	B	8/XX/2017	OK	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556125	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2017)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2017-11-30): Evidence of earlier receipt provided. Buyer Comment (2017-11-29): MD, 11/29/17, there is an email chain in the file indicating the CD was delivered and received by the borrower on 8/22/17. Uploading for review.	11/30/2017			1	A	8/XX/2017	OK	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556125	11/09/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $596.50 exceeds tolerance of $498.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					11/09/2017		1	A	8/XX/2017	OK	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556125	11/13/2017	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Title fees reflected in section C, should be in section B. Provider used is listed on SSPL.						2	B	8/XX/2017	OK	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556126	11/09/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.							2	B	10/X/2017	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202556126	11/13/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	10/X/2017	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202556127	11/15/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	10/X/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556127	11/15/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.							2	B	10/X/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556128	11/15/2017	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership)	Missing 2015 1065's, K1 and Balance sheet for borrower's partnership business.		Reviewer Comment (2017-12-06): Excluded income from review. Buyer Comment (2017-12-01): Disagree. Business start date is 02/18/2016. There will not be a 1065 and K1. 2016 1065 income was positive income, and was not used to qualify. Balance sheet not required.	12/06/2017			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556128	11/13/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Lender approved loan as Safe Harbor; however review returned a Non QM due to missing additional income documentation for borrower's partnership income. Current balance sheet and 2015 1065's.		Reviewer Comment (2017-12-06): Excluded income from review. Buyer Comment (2017-12-04): Disagree. Business start date is 02/18/2016. There will not be a 1065 and K1. 2016 1065 income was positive income, and was not used to qualify. Balance sheet not required.	12/06/2017			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556128	11/13/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/28/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/28/2017)	A post closing CD dated 10/09/2017 reflects the correct closing date of 09/XX/2017 and disbursement date of 10/XX/2017. A letter to borrower was located, however the letter only addresses the tolerance cure.						2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556128	11/13/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $925.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					11/13/2017		1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556128	11/13/2017	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017.	A post closing CD dated 10/09/2017 reflects the correct closing date of 09/XX/2017 and disbursement date of 10/XX/2017. A letter to borrower was located, however the letter only addresses the tolerance cure.		Reviewer Comment (2017-11-30): LOE in file is sufficient. Buyer Comment (2017-11-29): MD 11/29/17, Please provide regulatory explanation that would indicate a new ROR be granted because the LOE did not indicate the clerlcal error. The fact is, the lender disclosed the clerical error within 60 days of consummation as required by 1026.19(f)(2)(iv), so the cure is compliant. Please remove error or lessen to a non-material finding.		11/30/2017		2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556128	11/15/2017	Credit	Compliance	Miscellaneous Compliance	Invalid Fee Combination	Invalid fee combination for Loan Origination Fee for $875.00, paid by Buyer At Closing, paid to Third Party Provider	Fee is paid to the end investor.
Reviewer Comment (2017-12-13): Fee in Section B is an investor fee paid to third party, not loan origination paid to lender or broker.  Invalid fee combination exception cleared.

Reviewer Comment (2017-12-13): Escalated for higher review.

Buyer Comment (2017-12-11): EM reached out to legal counsel and they disagree that this fee should appear in section A. Per our counsel "these types of end investor fees arguably should be in Section B if imposed on the consumer and passed through to a third party that is unrelated to the lender or mortgage broker. They are charges paid to a third party that is not the creditor or broker.  Moreover, they are treated similar to guarantee fees paid to government entities but at the end of the day, the name of the fee doesn’t matter. What’s important is whether the service is required as condition of the extension of credit, who the fee is paid to. Please refer to 1026.37(f)(1)-1 compared to 1026.37(f)(2)-2"
										12/13/2017			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556128	11/15/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/09/05/2017)	There is no evidence that borrower received the 2 desk reviews.						2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202556130	11/15/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/27/2017)	Seller's Final Closing Disclosure disclosed total seller paid fees of $46,505.50. Buyer's Final Closing Disclosure disclosed seller paid fees of $896.50. CD issued post-closing on 10/18/2017 still reflects $896.50 for seller paid fees.						2	B	9/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556130	11/13/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/27/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/09/27/2017)	Final Closing Disclosure, Section F. Prepaids disclosed the annual Homeowner's Insurance Premium as $1,603.92 which does not match the monthly Homeowner's Insurance Premium of $130.58 which equates to $1,566.96 annually. Hazard Insurance Policy verifies the annual premium is $1,566.96.						2	B	9/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556130	11/13/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/27/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/27/2017)	Cure for 0% tolerance violation of $4,890.00 was not provided.		Reviewer Comment (2017-11-30): COC was provided.	11/30/2017			1	A	9/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556130	11/13/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,890.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points were not disclosed on the LE dated 09/06/2017 but disclosed as $4,890.00 on the Final Closing Disclosure. Evidence of cure was not provided.		Reviewer Comment (2017-11-30): COC was provided. Buyer Comment (2017-11-29): MD, 11/29/17, the lender provided a COC and re-disclosed LE on 9/13 that changed the the LO Fee of $4890 to a Loan discount point. I understand that the COC form did not explicitly detail the change, but the lender made the forms materially accurate and disclosed the CoC timely, so there is no material exception. Please provide regulatory requirement that requires the change description and amount for each fee be included on the CoC, or rather that excluding is a material exception	11/30/2017			1	A	9/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes